UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08764

UBS PACE® Select Advisors Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2010

Item 1.  Schedule of Investments

UBS PACE® Select Advisors Trust

UBS PACE® Money Market Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
US government and agency obligations—26.65%
Federal Farm Credit Bank
0.500%, due 08/09/10(1)	5,000,000	4,993,194
Federal Home Loan Bank
0.433%, due 05/13/10(2)	5,000,000	5,000,000
0.520%, due 06/01/10	3,000,000	2,999,912
0.550%, due 06/04/10	10,000,000	10,002,868
2.750%, due 06/18/10	5,000,000	5,015,723
0.500%, due 10/15/10	2,100,000	2,099,939
0.500%, due 10/29/10	4,000,000	4,003,869
0.500%, due 12/28/10	4,000,000	4,000,000
0.400%, due 01/04/11	2,000,000	1,998,963
Federal Home Loan Mortgage Corp.*
0.145%, due 06/01/10(1)	10,000,000	9,998,832
0.230%, due 07/06/10(1)	5,000,000	4,997,955
0.520%, due 07/16/10(1)	5,000,000	4,994,656
0.170%, due 07/20/10(1)	5,000,000	4,998,158
0.250%, due 10/05/10(1)	4,000,000	3,995,694
0.310%, due 11/16/10(1)	2,000,000	1,996,607
0.310%, due 12/07/10(1)	5,000,000	4,990,614
0.330%, due 12/07/10(1)	4,000,000	3,992,007
Federal National Mortgage Association*
0.190%, due 06/09/10(1)	5,000,000	4,999,024
0.188%, due 07/13/10(2)	5,000,000	5,000,000
2.875%, due 10/12/10	1,300,000	1,313,627
US Treasury Bills
0.495%, due 07/29/10(1)	3,350,000	3,345,993
0.498%, due 07/29/10(1)	1,650,000	1,648,016
US Treasury Notes
2.000%, due 09/30/10	3,000,000	3,021,799
Total US government and agency obligations (cost—$99,407,450)		99,407,450

Certificates of deposit—11.02%
Banking-non-US — 9.14%
Bank of Nova Scotia
1.100%, due 05/11/10	1,600,000	1,600,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.270%, due 05/27/10	5,000,000	5,000,000
Barclays Bank PLC
0.290%, due 06/24/10	5,000,000	5,000,000
Credit Agricole CIB
0.344%, due 05/17/10(2)	3,000,000	3,000,000
Mizuho Corporate Bank Ltd.
0.250%, due 05/24/10	4,000,000	4,000,000
Rabobank Nederland N.V.
0.290%, due 07/06/10	2,000,000	2,000,000
Societe Generale
0.210%, due 05/03/10	4,000,000	4,000,000
UniCredito Italiano SpA
0.235%, due 05/05/10	5,000,000	5,000,000
Westpac Banking Corp.
0.270%, due 05/03/10(2)	3,500,000	3,500,000
0.280%, due 05/03/10(2)	1,000,000	1,000,000
		34,100,000

UBS PACE® Select Advisors Trust

UBS PACE® Money Market Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Certificates of deposit— (concluded)
Banking-US — 1.88%
Citibank N.A.
0.230%, due 05/24/10	5,000,000	5,000,000
State Street Bank & Trust Co.
0.220%, due 05/20/10	2,000,000	2,000,000
		7,000,000
Total certificates of deposit (cost—$41,100,000)		41,100,000

Commercial paper(1)—39.84%
Asset backed-miscellaneous — 19.47%
Amsterdam Funding Corp.
0.220%, due 05/03/10	2,000,000	2,000,000
Atlantic Asset Securitization LLC
0.220%, due 05/10/10	5,000,000	4,999,786
Barton Capital LLC
0.220%, due 05/03/10	5,000,000	5,000,000
Bryant Park Funding LLC
0.230%, due 05/25/10	9,000,000	8,998,735
Fairway Finance Co. LLC
0.210%, due 05/05/10	5,002,000	5,001,941
0.220%, due 05/26/10	1,240,300	1,240,126
Jupiter Securitization Co. LLC
0.220%, due 05/12/10	2,000,000	1,999,890
Market Street Funding LLC
0.250%, due 06/21/10	8,000,000	7,997,278
Ranger Funding Co. LLC
0.230%, due 05/20/10	4,000,000	3,999,565
Regency Markets No.1 LLC
0.240%, due 05/17/10	5,000,000	4,999,533
Thames Asset Global Securitization No. 1
0.240%, due 05/18/10	4,383,000	4,382,562
Thunderbay Funding
0.210%, due 05/05/10	5,000,000	4,999,942
Windmill Funding Corp.
0.230%, due 05/19/10	5,000,000	4,999,489
0.230%, due 05/21/10	4,000,000	3,999,540
Yorktown Capital LLC
0.220%, due 05/03/10	8,000,000	8,000,000
		72,618,387
Asset backed-securities — 4.56%
Clipper Receivables Co. LLC
0.220%, due 05/03/10	2,000,000	2,000,000
0.230%, due 05/24/10	3,000,000	2,999,597
0.300%, due 07/20/10	2,000,000	1,998,700
Grampian Funding LLC
0.260%, due 05/04/10	5,000,000	4,999,964
0.260%, due 05/07/10	5,000,000	4,999,856
		16,998,117
Banking-non-US — 1.61%
KBC Financial Products International Ltd.
0.270%, due 05/05/10	5,000,000	4,999,925

UBS PACE® Select Advisors Trust

UBS PACE® Money Market Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Commercial paper(1)— (concluded)
Banking-non-US— (concluded)
Westpac Securitization NZ Ltd.
0.338%, due 05/21/10(2),(3)	1,000,000	1,000,000
		5,999,925
Banking-US — 12.60%
Bank of America Corp.
0.250%, due 06/03/10	5,000,000	4,998,924
CBA (Delaware) Finance, Inc.
0.300%, due 06/23/10	3,000,000	2,998,725
Deutsche Bank Financial LLC
0.200%, due 05/03/10	5,000,000	5,000,000
0.300%, due 07/20/10	5,000,000	4,996,750
Dexia Delaware LLC
0.260%, due 05/11/10	10,000,000	9,999,422
ING (US) Funding LLC
0.250%, due 06/01/10	7,000,000	6,998,590
JPMorgan Chase & Co.
0.240%, due 06/01/10	5,000,000	4,999,033
Societe Generale N.A., Inc.
0.230%, due 05/03/10	4,000,000	4,000,000
0.170%, due 05/05/10	3,008,000	3,007,972
		46,999,416
Finance-captive automotive—0.53%
Toyota Motor Credit Corp.
0.230%, due 05/06/10	2,000,000	1,999,962

Finance-noncaptive diversified—1.07%
General Electric Capital Corp.
0.210%, due 05/03/10	4,000,000	4,000,000
Total commercial paper (cost—$148,615,807)		148,615,807

Short-term corporate obligations—1.34%
Banking-non-US—0.27%
Commonwealth Bank of Australia
0.344%, due 07/28/10(2),(3)	1,000,000	1,000,000

Supranationals—1.07%
International Bank for Reconstruction & Development
0.240%, due 06/28/10(1)	4,000,000	3,998,507
Total short-term corporate obligations (cost—$4,998,507)		4,998,507

Repurchase agreements—20.88%
Repurchase agreement dated 04/30/10 with Deutsche Bank Securities, 0.180% due 05/03/10, collateralized by $78,000,000 Federal Home Loan Bank obligations, 0.550% to 1.840% due 04/27/11 to 02/01/13; (value—$78,541,142); proceeds: $77,001,155	77,000,000	77,000,000

UBS PACE® Select Advisors Trust

UBS PACE® Money Market Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Repurchase agreements— (concluded)
Repurchase agreement dated 04/30/10 with State Street Bank & Trust Co., 0.010% due 05/03/10, collateralized by $901,034 US Treasury Bills, zero coupon due 07/22/10; (value—$900,674); proceeds: $883,001	883,000	883,000
Total repurchase agreements (cost—$77,883,000)		77,883,000
Total investments (cost — $372,004,764) — 99.73%		372,004,764
Other assets in excess of liabilities — 0.27%		1,024,313
Net assets (applicable to 373,028,592 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		373,029,077

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate security. The maturity date reflects earlier of reset dates or stated maturity dates. The interest rate shown is the current rate as of April 30, 2010, and resets periodically.
(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.54% of net assets as of April 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Affiliated issuer activity

The table below details the Portfolio’s activity in an affiliated issuer during the nine months ended April 30, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the nine	during the nine		affiliate for the
	Value at	months ended	months ended	Value at	nine months ended
Security description	07/31/09 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)
UBS Private Money Market Fund LLC	9,894,000	—	9,894,000	—	87

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	99,407,450	—	99,407,450
Certificates of deposit	—	41,100,000	—	41,100,000
Commercial paper	—	148,615,807	—	148,615,807
Short-term corporate obligations	—	4,998,507	—	4,998,507
Repurchase agreements	—	77,883,000	—	77,883,000
Total	—	372,004,764	—	372,004,764

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	88.6
Japan	3.0
France	1.9
Australia	1.7
United Kingdom	1.3
Italy	1.3
Belgium	1.3
Netherlands	0.5
Canada	0.4
Total	100.0

Weighted average maturity - 39 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2010.

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Government national mortgage association certificates—14.49%
GNMA
4.000%, due 04/15/39	876,146	864,537
4.000%, due 05/15/39	1,932,678	1,902,762
4.000%, due 07/15/39	2,643,371	2,608,347
4.500%, due 09/15/39	2,984,589	3,037,006
6.000%, due 10/15/31	4,940	5,380
6.000%, due 03/15/34	6,822	7,386
6.000%, due 08/15/34	8,703	9,424
6.000%, due 07/15/36	158,731	170,830
6.500%, due 02/15/29(1)	3,870	4,281
6.500%, due 11/15/34(1)	25,218	27,612
6.500%, due 01/15/36(1)	47,654	51,731
6.500%, due 03/15/36(1)	6,629	7,196
6.500%, due 09/15/36(1)	1,119,044	1,214,792
6.500%, due 02/15/37(1)	63,947	69,308
6.500%, due 04/15/37(1)	183,853	199,268
6.500%, due 01/15/38(1)	36,134	39,158
6.500%, due 04/15/38(1)	1,236,062	1,339,505
6.500%, due 06/15/38(1)	200,754	217,554
6.500%, due 07/15/38(1)	670,672	727,085
6.500%, due 08/15/38(1)	178,594	193,540
6.500%, due 09/15/38(1)	406,931	440,986
6.500%, due 10/15/38(1)	866,334	938,901
6.500%, due 11/15/38(1)	92,249	99,986
6.500%, due 12/15/38(1)	43,901	47,575
6.500%, due 01/15/39(1)	402,289	436,116
7.500%, due 08/15/21	6,621	7,443
7.500%, due 09/15/23	999	1,127
8.000%, due 02/15/23	1,682	1,932
8.250%, due 04/15/19	439,489	495,632
10.500%, due 02/15/19	30,155	33,957
10.500%, due 06/15/19	36,667	41,291
10.500%, due 07/15/19	75,031	84,491
10.500%, due 07/15/20	3,753	4,151
10.500%, due 08/15/20	32,989	37,141
10.500%, due 09/15/20	3,565	4,013
11.500%, due 05/15/19	3,384	3,862
GNMA II
9.000%, due 04/20/25	24,528	28,279
9.000%, due 12/20/26	4,325	4,985
9.000%, due 01/20/27	13,016	15,000
9.000%, due 06/20/30	1,616	1,874
9.000%, due 09/20/30	1,317	1,423
9.000%, due 10/20/30	8,596	9,971
9.000%, due 11/20/30	29,420	34,124
GNMA II ARM
3.125%, due 11/20/21	33,635	34,570
3.125%, due 11/20/22	65,899	67,731
3.125%, due 12/20/24	1,150	1,182
3.125%, due 10/20/25	35,190	36,168
3.125%, due 12/20/25	7,487	7,695
3.125%, due 10/20/26	23,405	24,056
3.125%, due 12/20/26	31,429	32,303
3.125%, due 11/20/27	91,308	93,847
3.125%, due 12/20/27	10,669	10,966
3.125%, due 10/20/29	17,349	17,832
3.125%, due 10/20/30	40,078	41,193
3.625%, due 07/20/17	12,183	12,568
3.625%, due 09/20/21	177,097	182,686
3.625%, due 08/20/25	40,983	42,276
3.625%, due 09/20/25	48,226	49,748
3.625%, due 08/20/26	54,159	55,868

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Government national mortgage association certificates— (concluded)
GNMA II ARM — (concluded)
3.625%, due 09/20/26	7,878	8,126
3.625%, due 07/20/27	20,840	21,497
3.625%, due 08/20/27	51,819	53,455
3.625%, due 07/20/30	256,499	264,594
3.625%, due 08/20/30	201,461	207,818
4.250%, due 02/20/28	4,749	4,925
4.375%, due 04/20/18	16,608	17,215
4.375%, due 05/20/21	7,786	8,070
4.375%, due 06/20/22	163,308	169,279
4.375%, due 01/20/23	126,603	131,389
4.375%, due 03/20/23	63,376	65,772
4.375%, due 01/20/24	170,467	176,912
4.375%, due 04/20/24	201,302	208,661
4.375%, due 01/20/25	14,683	15,238
4.375%, due 02/20/25	39,761	41,264
4.375%, due 03/20/25	52,159	54,131
4.375%, due 05/20/25	117,885	121,104
4.375%, due 06/20/25	33,172	34,385
4.375%, due 03/20/26	30,533	31,687
4.375%, due 04/20/26	271,082	280,991
4.375%, due 06/20/26	119,998	124,385
4.375%, due 01/20/27	181,899	188,776
4.375%, due 02/20/27	20,723	21,506
4.375%, due 04/20/27	69,706	72,254
4.375%, due 01/20/28	22,353	23,198
4.375%, due 02/20/28	12,480	12,951
4.375%, due 04/20/30	51,045	52,911
4.375%, due 05/20/30	995,291	1,031,674
4.500%, due 01/20/18	178,590	185,453
4.500%, due 05/20/18	7,413	7,690
4.500%, due 06/20/19	47,550	49,330
4.500%, due 03/20/25	26,979	28,016
4.500%, due 06/20/30	25,073	26,011
GNMA TBA
4.500%, TBA	24,000,000	24,367,488
5.000%, TBA	20,000,000	20,853,120
5.500%, TBA	8,000,000	8,476,248
6.000%, TBA	15,000,000	16,085,160
Total government national mortgage association certificates (cost—$88,709,634)		89,704,335

Federal home loan mortgage corporation certificates*—29.53%
FHLMC
4.000%, due 05/01/39(1)	966,000	944,919
4.000%, due 07/01/39(1)	13,897,212	13,593,934
4.000%, due 09/01/39(1)	4,999,995	4,892,755
4.000%, due 11/01/39(1)	999,999	978,176
4.000%, due 02/01/40(1)	34,000	33,258
4.000%, due 03/01/40(1)	842,546	824,159
4.000%, due 04/01/40(1)	8,157,755	7,979,729
4.500%, due 07/01/39	483,616	488,230
4.500%, due 09/01/39	3,863,989	3,900,857
4.500%, due 10/01/39	20,065,333	20,256,788
5.500%, due 02/01/33	1,536,477	1,632,523
5.500%, due 12/01/33	529,223	562,305
5.500%, due 12/01/34	578,735	614,912
5.500%, due 06/01/36	5,678,631	6,022,958
5.500%, due 03/01/37	1,089,080	1,151,822
6.000%, due 07/01/37	414,048	443,894
7.000%, due 08/01/25	1,511	1,697
7.500%, due 10/01/17	2,763	3,107
8.000%, due 03/01/13	27,383	30,235

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Federal home loan mortgage corporation certificates*— (concluded)
9.000%, due 04/01/25	38,755	45,266
9.750%, due 11/01/16	9,880	10,992
10.500%, due 11/01/20	807	786
11.000%, due 05/01/11	1,098	1,122
11.000%, due 03/01/13	221	226
11.000%, due 09/01/15	1,210	1,378
11.000%, due 10/01/15	389	422
11.000%, due 12/01/15	5,784	6,461
11.000%, due 04/01/19	4,875	5,665
11.000%, due 06/01/19	429	470
11.000%, due 08/01/20	47	54
11.000%, due 09/01/20	2,043	2,359
11.500%, due 01/01/16	2,755	3,197
11.500%, due 01/01/18	9,133	10,598
11.500%, due 05/01/19	4,185	4,417
11.500%, due 06/01/19	20,016	23,613
FHLMC ARM
2.544%, due 01/01/28	101,765	106,069
2.781%, due 07/01/24	344,773	359,131
2.821%, due 11/01/25	399,761	416,604
2.892%, due 11/01/27	184,852	193,930
2.912%, due 12/01/29	158,634	165,524
2.946%, due 10/01/23	172,482	181,916
2.992%, due 01/01/29	310,940	324,427
2.998%, due 04/01/29	331,179	346,507
3.047%, due 07/01/28	207,222	216,312
3.065%, due 11/01/29	665,253	700,034
3.084%, due 06/01/28	520,807	545,184
3.249%, due 10/01/27	461,408	480,555
3.269%, due 10/01/27	434,443	452,430
3.375%, due 01/01/30	38,338	39,815
5.095%, due 10/01/29	17,920	18,812
FHLMC TBA
4.000%, TBA(1)	44,000,000	42,989,364
4.500%, TBA	22,000,000	22,182,182
5.000%, TBA	12,000,000	12,384,372
5.500%, TBA	11,000,000	11,618,750
6.000%, TBA	23,000,000	24,617,176
Total federal home loan mortgage corporation certificates (cost—$180,756,921)		182,812,378

Federal housing administration certificates—0.22%
FHA GMAC
7.400%, due 02/01/21	507,707	482,321
FHA Reilly
6.896%, due 07/01/20	857,831	857,831
Total federal housing administration certificates (cost—$1,368,362)		1,340,152

Federal national mortgage association certificates*—71.87%
FNMA
4.000%, due 03/01/25	247,560	252,160
4.000%, due 04/01/25	1,208,209	1,230,661
4.000%, due 05/01/25	13,543,532	13,795,210
4.000%, due 01/01/39(1)	38,171	37,386
4.000%, due 02/01/39(1)	754,158	738,407
4.000%, due 05/01/39(1)	1,976,004	1,934,883
4.000%, due 07/01/39(1)	37,185,890	36,409,250
4.000%, due 08/01/39(1)	41,463,772	40,597,787
4.000%, due 09/01/39(1)	41,883,225	41,008,478
4.500%, due 04/01/24	1,365,016	1,420,668
4.500%, due 05/01/24	1,924,403	2,004,365

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Federal national mortgage association certificates*— (continued)
4.500%, due 06/01/24	178,185	185,450
4.500%, due 12/01/24	287,723	299,454
4.500%, due 02/01/25	999,966	1,041,242
4.500%, due 03/01/25	184,876	192,414
4.500%, due 04/01/25	7,546,119	7,853,779
4.500%, due 05/01/25	438,082	455,943
4.500%, due 05/01/38(1)	881,734	891,112
4.500%, due 08/01/38(1)	1,495,221	1,511,123
4.500%, due 07/01/39(1)	25,699	25,941
4.500%, due 09/01/39(1)	177,731	179,400
4.500%, due 10/01/39(1)	398,209	401,947
4.500%, due 12/01/39(1)	56,217,719	56,745,346
4.500%, due 01/01/40(1)	12,085,976	12,199,407
4.500%, due 02/01/40(1)	9,995,442	10,089,253
4.500%, due 03/01/40(1)	18,661,525	18,836,671
4.500%, due 04/01/40(1)	9,375,293	9,463,283
4.500%, due 05/01/40(1)	2,169,513	2,189,875
5.000%, due 12/01/33	5,794,610	6,045,951
5.500%, due 06/01/17	106,622	110,139
5.500%, due 07/01/19	63,499	68,416
5.500%, due 10/01/20	53,253	57,294
5.500%, due 02/01/21	61,134	65,543
5.500%, due 05/01/21	32,178	34,498
5.500%, due 02/01/32(1)	59,697	63,289
5.500%, due 11/01/32(1)	1,037,108	1,100,804
5.500%, due 09/01/33(1)	359,393	381,466
5.500%, due 10/01/33(1)	654,613	694,817
5.500%, due 11/01/33(1)	21,620	22,947
5.500%, due 12/01/33(1)	569,818	604,815
5.500%, due 01/01/34(1)	219,000	232,450
5.500%, due 04/01/34(1)	509,860	540,219
5.500%, due 07/01/34(1)	382,313	405,794
5.500%, due 11/01/34(1)	1,703,147	1,804,555
5.500%, due 01/01/35(1)	288,427	304,879
5.500%, due 05/01/37(1)	2,670,325	2,816,236
5.500%, due 03/01/38(1)	2,009,288	2,119,079
5.500%, due 06/01/39(1)	13,034,992	13,795,197
6.000%, due 11/01/21	1,083,000	1,168,560
6.000%, due 06/01/22	196,682	211,974
6.000%, due 01/01/23	1,075,863	1,158,277
6.000%, due 03/01/23	3,351,698	3,616,493
6.000%, due 11/01/26(1)	311,259	334,552
6.000%, due 01/01/32(1)	92,520	100,333
6.000%, due 04/01/32(1)	56,780	61,540
6.000%, due 09/01/32(1)	66,261	71,815
6.000%, due 10/01/32(1)	68,677	74,434
6.000%, due 12/01/32(1)	156,926	170,080
6.000%, due 01/01/33(1)	286,717	310,750
6.000%, due 02/01/33(1)	181,158	196,230
6.000%, due 09/01/34(1)	277,246	299,013
6.000%, due 04/01/35(1)	7,262	7,771
6.000%, due 05/01/35(1)	726,201	777,562
6.000%, due 06/01/35(1)	169,015	180,859
6.000%, due 07/01/35(1)	1,010,204	1,080,991
6.000%, due 08/01/35(1)	337,756	361,423
6.000%, due 09/01/35(1)	294,230	314,847
6.000%, due 01/01/36(1)	354,190	379,009
6.000%, due 05/01/36(1)	1,765,687	1,884,999
6.000%, due 06/01/36(1)	67,824	72,407
6.000%, due 07/01/36(1)	325,738	347,749
6.000%, due 08/01/36(1)	1,601,096	1,709,286
6.000%, due 09/01/36(1)	506,454	540,677

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Federal national mortgage association certificates*— (continued)
6.000%, due 11/01/36(1)	340,755	363,781
6.000%, due 12/01/36(1)	1,075,081	1,147,727
6.000%, due 01/01/37(1)	568,303	606,705
6.000%, due 02/01/37(1)	122,721	130,841
6.000%, due 04/01/37(1)	514,488	547,967
6.000%, due 05/01/37(1)	2,359,875	2,517,605
6.000%, due 06/01/37(1)	546,443	582,001
6.000%, due 07/01/37(1)	850,623	906,592
6.000%, due 08/01/37(1)	1,903,130	2,026,972
6.000%, due 09/01/37(1)	3,003,675	3,205,410
6.000%, due 10/01/37(1)	658,496	701,346
6.000%, due 11/01/37(1)	2,620,477	2,790,999
6.000%, due 12/01/37(1)	569,331	606,379
6.000%, due 03/01/38(1)	4,504,297	4,794,589
6.000%, due 09/01/38(1)	4,727,689	5,035,333
6.000%, due 10/01/38(1)	3,842,870	4,102,544
6.000%, due 11/01/38(1)	3,210,308	3,417,206
6.000%, due 04/01/40	170,000	181,543
6.500%, due 09/01/12	2,736	2,947
6.500%, due 12/01/12	7,384	7,955
6.500%, due 01/01/13	2,327	2,510
6.500%, due 02/01/13	10,892	11,735
6.500%, due 03/01/13	13,874	14,949
6.500%, due 04/01/13	1,191	1,284
6.500%, due 06/01/13	26,553	28,642
6.500%, due 07/01/13	4,558	4,916
6.500%, due 08/01/13	5,997	6,469
6.500%, due 09/01/13	20,572	22,191
6.500%, due 10/01/13	14,259	15,381
6.500%, due 11/01/13	29,470	31,788
6.500%, due 07/01/19	74,479	82,060
6.500%, due 09/01/36	4,469,545	4,843,450
6.500%, due 10/01/36	2,361,725	2,559,298
6.500%, due 11/01/36	73,375	79,513
6.500%, due 05/01/37	35,466	38,377
6.500%, due 08/01/37	3,421,510	3,702,394
6.500%, due 11/01/37	4,144,936	4,485,210
7.500%, due 11/01/26	27,783	31,198
8.000%, due 11/01/26	43,233	49,486
9.000%, due 10/01/19	23,875	26,470
9.000%, due 02/01/26	32,446	37,472
10.500%, due 02/01/12	289	305
10.500%, due 07/01/13	367	376
10.500%, due 09/01/15	8,909	9,938
10.500%, due 08/01/20	1,275	1,391
10.500%, due 04/01/22	1,249	1,380
11.000%, due 10/01/15	2,268	2,537
11.000%, due 02/01/16	1,521	1,719
FNMA ARM
1.653%, due 10/01/26	756,663	759,815
1.662%, due 03/01/44	898,790	916,995
2.454%, due 02/01/26	54,213	56,455
2.578%, due 09/01/15	96,258	99,797
2.630%, due 02/01/29	8,161	8,541
2.752%, due 02/01/30	70,291	73,307
2.907%, due 12/01/27	46,518	48,457
3.095%, due 09/01/26	70,220	73,693
3.645%, due 07/01/30	27,225	27,966
4.093%, due 05/01/30	124,947	128,386
4.857%, due 03/01/25	268,969	279,976
FNMA TBA
4.000%, TBA	11,000,000	11,195,351

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Federal national mortgage association certificates*— (concluded)
FNMA TBA — (concluded)
5.000%, TBA	25,000,000	26,055,159
5.500%, TBA	6,000,000	6,411,564
5.500%, TBA(1)	22,000,000	23,172,182
6.000%, TBA	9,000,000	9,608,904
6.500%, TBA	7,000,000	7,558,283
Total federal national mortgage association certificates (cost—$442,326,366)		444,934,626

Collateralized mortgage obligations—14.99%
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21
5.343%, due 11/25/35	2,677,844	2,130,367
Bear Stearns Asset Backed Securities Trust,
Series 2003-AC5, Class A1
5.250%, due 10/25/33(2)	3,170,490	3,095,204
Series 2004-AC3, Class A2
5.500%, due 06/25/34(2)	3,178,293	2,808,767
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-BBA7, Class A2
0.414%, due 03/15/19(3),(4)	3,500,000	3,028,721
Chevy Chase Funding LLC, Series 2004-1, Class A1
0.543%, due 01/25/35(3),(4)	277,856	200,539
Chevy Chase Mortgage Funding Corp., Series 2007-2A, Class A1
0.393%, due 05/25/48(3),(4)	2,127,158	948,397
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5
5.617%, due 10/15/48	1,000,000	1,028,587
Countrywide Alternative Loan Trust, Series 2006-0A2, Class A1
0.466%, due 05/20/46(4)	4,525,920	2,468,360
Federal Agricultural Mortgage Corp. ARM, Series 2002, Class AA1
7.863%, due 04/25/11	562,678	557,481
FHLMC REMIC,*
Series 0023, Class KZ
6.500%, due 11/25/23	81,131	85,983
Series 0159, Class H
4.500%, due 09/15/21	20,400	20,438
Series 1003, Class H
1.063%, due 10/15/20(4)	90,383	90,394
Series 1349, Class PS
7.500%, due 08/15/22	4,205	4,658
Series 1502, Class PX
7.000%, due 04/15/23	629,127	657,443
Series 1534, Class Z
5.000%, due 06/15/23	308,205	308,224
Series 1573, Class PZ
7.000%, due 09/15/23	105,108	116,074
Series 1658, Class GZ
7.000%, due 01/15/24	51,577	55,727
Series 1694, Class Z
6.500%, due 03/15/24	436,505	484,706
Series 1775, Class Z
8.500%, due 03/15/25	10,100	11,164
Series 2411, Class FJ
0.604%, due 12/15/29(4)	73,133	73,273
Series 3312, Class FN
0.474%, due 07/15/36(4)	4,999,956	4,956,099

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Collateralized mortgage obligations— (continued)
FNMA REMIC,*
Trust 1987-002, Class Z
11.000%, due 11/25/17	277,404	316,674
Trust 1988-007, Class Z
9.250%, due 04/25/18	237,493	264,035
Trust 1992-074, Class Z
8.000%, due 05/25/22	477	528
Trust 1992-129, Class L
6.000%, due 07/25/22	14,850	15,743
Trust 1992-158, Class ZZ
7.750%, due 08/25/22	43,202	47,859
Trust 1993-037, Class PX
7.000%, due 03/25/23	573,143	626,091
Trust 1993-240, Class Z
6.250%, due 12/25/13	1,993	2,118
Trust 1993-250, Class Z
7.000%, due 12/25/23	20,353	21,946
Trust 2004-72, Class F
0.763%, due 09/25/34(4)	3,902,306	3,943,247
Trust 2005-088, Class A
0.413%, due 10/25/35(4)	5,276,993	5,244,812
Trust 2007-4, Class DF
0.708%, due 02/25/37(4)	5,382,139	5,267,868
Trust 2008-100, Class LI
6.718%, due 03/25/38(4),(5),(6),(7)	11,358,556	1,095,091
Trust G92-040, Class ZC
7.000%, due 07/25/22	57,585	63,706
Trust G94-006, Class PJ
8.000%, due 05/17/24	72,372	80,989
GNMA REMIC,
Trust 2000-009, Class FH
0.756%, due 02/16/30(4)	57,425	57,508
Trust 2010-H01, Class FA
1.076%, due 01/20/60(4)	6,011,565	6,156,095
Greenwich Capital Acceptance, Inc., Resecuritization Trust Certificate, Series 2009-6, Class 18A1
0.763%, due 12/26/36(3),(4)	4,297,765	3,959,366
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.583%, due 02/25/35(4)	1,321,984	846,916
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 2A1
0.764%, due 06/27/37(3),(4)	4,753,745	4,026,349
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-FL1A, Class A1
0.629%, due 07/15/19(3),(4)	9,254,473	8,042,542
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
2.312%, due 12/25/34(4)	1,276,889	1,235,613
Mortgage Equity Conversion Asset Trust,
Series 2006-SFG3, Class A
0.910%, due 10/25/41(3),(4)	1,464,522	1,393,569
Series 2007-FF1, Class A
0.800%, due 02/25/42(3),(4)	1,752,895	1,654,905
Series 2007-FF3, Class A
0.810%, due 05/25/42(3),(4)	6,697,165	6,372,700
Sequoia Mortgage Trust, Series 5, Class A
0.606%, due 10/19/26(4)	602,342	486,998

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Collateralized mortgage obligations— (concluded)
Small Business Administration, Series 2000-10, Class B1
7.449%, due 08/01/10	69,911	71,177
Structured ARM Loan, Series 2007-4, Class 1A2
0.483%, due 05/25/37	650,732	398,379
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 11A1
0.473%, due 04/25/36(4)	2,099,548	1,216,897
Series 2007-AR5, Class A2
0.813%, due 09/25/47(4)	11,096,629	3,779,290
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 1A6
2.831%, due 09/25/33(4)	4,555,492	4,591,098
Series 2003-AR9, Class 2A
2.880%, due 09/25/33(4)	1,093,687	1,104,466
Washington Mutual, Series 2003-R1, Class A1
0.803%, due 12/25/27(4)	1,428,067	1,284,989
Wells Fargo Mortgage Backed Securities Trust, Series 2007-14, Class 1A1
6.000%, due 10/25/37	6,560,130	6,026,504
Total collateralized mortgage obligations (cost—$98,170,677)		92,826,674

Asset-backed securities—1.28%
Bank of America Credit Card Trust, Series 2008-A5, Class A5
1.454%, due 12/16/13(4)	2,730,000	2,762,950
Countrywide Asset-Backed Certificates, Series 2005-13, Class 3AV3
0.513%, due 04/25/36(4)	1,462,262	1,242,350
EMC Mortgage Loan Trust, Series 2003-A, Class A2
1.013%, due 08/25/40(3),(4)	353,290	231,486
Green Tree Financial Corp., Series 1998-2, Class A5
6.240%, due 11/01/16	58,592	57,648
Renaissance Home Equity Loan Trust, Series 2003-2, Class A
0.703%, due 08/25/33(4)	511,063	433,973
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1
0.343%, due 06/25/37(4)	3,458,242	2,957,785
Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A
0.943%, due 01/25/34(4)	57,784	43,650
Wells Fargo Home Equity Trust, Series 2005-2, Class AII2
0.503%, due 10/25/35(4)	190,467	186,752
Total asset-backed securities (cost—$8,712,922)		7,916,594

Stripped mortgage-backed securities—0.03%
FHLMC REMIC,*
Series 0013, Class B
7.000%, due 06/25/23(5),(6)	213,747	37,593
Series 2136, Class GD
7.000%, due 03/15/29(5),(6)	15,344	3,286
Series 2178, Class PI
7.500%, due 08/15/29(5),(6)	86,465	17,179

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Stripped mortgage-backed securities— (concluded)
Hilton Hotel Pool Trust, Series 2000-HLTA, Class X
0.848%, due 10/03/15(3),(6),(8)	36,167,153	110,802
Total stripped mortgage-backed securities (cost—$157,363)		168,860

Short-term US government obligations—0.08%
US Treasury Bills
0.180%, due 08/26/10(9),(10)	32,000	31,981
0.215%, due 08/26/10(9),(10)	28,000	27,983
0.183%, due 09/02/10(9),(10)	449,000	448,703
Total short-term US government obligations (cost—$508,667)		508,667

Repurchase agreement—11.74%
Repurchase agreement dated 04/30/10 with State Street Bank & Trust Co., 0.010% due 05/03/10, collateralized by $74,183,809 US Treasury Bills, zero coupon due 07/22/10; (value—$74,154,135); proceeds: $72,699,061 (cost—$72,699,000)	72,699,000	72,699,000
Total investments before investments sold short (cost — $893,409,912) — 144.23%		892,911,286

Investments sold short—(32.72)%
FHLMC TBA*
4.000%, TBA	(67,966,000)	(66,171,290)
FNMA TBA*
4.000%, TBA	(107,000,000)	(104,642,683)
4.500%, TBA	(12,000,000)	(12,067,500)
5.500%, TBA	(4,500,000)	(4,734,139)
6.000%, TBA	(11,000,000)	(11,713,284)
GNMA TBA
6.500%, TBA	(3,000,000)	(3,246,564)
Total investments sold short (proceeds—$200,208,803) — (32.72)%		(202,575,460)
Liabilities in excess of other assets — (11.51)%		(71,256,292)
Net assets — 100.00%		619,079,534

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Aggregate cost for federal income tax purposes before investments sold short, which was substaintially the same for book purposes, was $893,409,912; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$8,690,780
Gross unrealized depreciation	(9,189,406)
Net unrealized depreciation	$(498,626)

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Entire amount pledged as collateral for investments sold short.
(2)	Step-up bond that converts to the noted fixed rate at a designated future date.
(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.84% of net assets as of April 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)	Floating rate security. The interest rate shown is the current rate as of April 30, 2010.
(5)	Illiquid security. These securities represent 0.30% of net assets as of April 30, 2010.
(6)

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

(7)	Inverse variable rate security. The interest rate shown is the current rate as of April 30, 2010.
(8)	Variable rate security. The interest rate shown is the current rate as of April 30, 2010.
(9)	Rate shown is the discount rate at date of purchase.
(10)	Entire amount delivered to broker as collateral for futures transactions.

ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of April 30, 2010.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
MLCC	Merrill Lynch Credit Corporation
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Written options

				Pay/
Number of				receive				Unrealized
contracts				floating	Expiration	Premiums	Current	appreciation/
(000)		Call options written	Counterparty	rate	dates	received ($)	value ($)	(depreciation) ($)
15,400		FNMA TBA, 4.500%, strike @ $101.171875(5)	N/A	N/A	06/07/10	62,563	55,073	7,490
0	(11)	US Treasury Note 10 Year Futures, strike @ $119	N/A	N/A	05/21/10	1,047	2,344	(1,297)
2,500		USD 3 Month LIBOR(12) Interest Rate Swap, strike @ 3.250%(5)	Credit Suisse International	Receive	01/24/11	15,250	20,492	(5,242)
7,400		USD 3 Month LIBOR(12) Interest Rate Swap, strike @ 3.250%(5)	Deutsche Bank AG	Receive	01/24/11	44,400	60,655	(16,255)
8,600		USD 3 Month LIBOR(12) Interest Rate Swap, strike @ 3.500%(5)	Barclays Bank PLC	Receive	06/14/10	55,900	41,260	14,640
12,500		USD 3 Month LIBOR(12) Interest Rate Swap, strike @ 3.500%(5)	Barclays Bank PLC	Receive	08/31/10	60,000	104,612	(44,612)
						239,160	284,436	(45,276)

		Put options written
0	(11)	Eurodollar Mid Curve 1 Year Futures, strike @ $97.375	N/A	N/A	09/10/10	180,178	101,138	79,040
0	(11)	US Treasury Note 10 Year Futures, strike @ $114	N/A	N/A	05/21/10	18,840	2,000	16,840
0	(11)	US Treasury Note 10 Year Futures, strike @ $115	N/A	N/A	05/21/10	1,760	469	1,291
27,100		USD 3 Month LIBOR(12) Interest Rate Swap, strike @ 4.000%(5)	Morgan Stanley Capital Services Inc.	Receive	10/29/10	142,275	84,316	57,959
8,600		USD 3 Month LIBOR(12) Interest Rate Swap, strike @ 4.500%(5)	Barclays Bank PLC	Receive	06/14/10	30,100	2,812	27,288
12,500		USD 3 Month LIBOR(12) Interest Rate Swap, strike @ 4.500%(5)	Barclays Bank PLC	Receive	08/31/10	85,000	53,251	31,749
2,500		USD 3 Month LIBOR(12) Interest Rate Swap, strike @ 5.000%(5)	Credit Suisse International	Receive	01/24/11	24,000	19,194	4,806
7,400		USD 3 Month LIBOR(12) Interest Rate Swap, strike @ 5.000%(5)	Deutsche Bank AG	Receive	01/24/11	76,960	56,815	20,145
40,000		USD 3 Month LIBOR(12) Interest Rate Swap, strike @ 5.500%(5)	Morgan Stanley Capital Services Inc.	Receive	08/31/10	442,800	1,044	441,756
2,600		USD 3 Month LIBOR(12) Interest Rate Swap, strike @ 6.000%(5)	Morgan Stanley Capital Services Inc.	Receive	08/31/10	21,190	124	21,066
						1,023,103	321,163	701,940
						1,262,263	605,599	656,664

(11)	Amount represents less than 500 contracts.
(12)	3 Month LIBOR (USD on London Interbank Offered Rate) at April 30, 2010 was 0.347%.

LIBOR	London Interbank Offered Rate
N/A	Not applicable

Currency type abbreviation:
USD	United States Dollar

Written option activity for the nine months ended April 30, 2010 was as follows:

	Number of
	contracts		Premiums
	(000)		received ($)
Options outstanding at July 31, 2009	0	(11)	25,587
Options written	291,802		2,515,506
Options expired prior to exercise	(88,301)		(655,530)
Options terminated in closing purchase transactions	(56,401)		(623,300)
Options outstanding at April 30, 2010	147,100		1,262,263

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Futures contracts

Number of			Expiration		Current	Unrealized
contracts	Currency	Buy contracts	date	Cost ($)	value ($)	appreciation ($)
91	USD	US Treasury Note 10 Year Futures	June 2010	10,590,922	10,729,469	138,547

Currency type abbreviation:
USD	United States Dollar

Credit default swaps on credit indices—buy protection(13)

				Rate type
Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments made ($)	Value ($)	Unrealized appreciation ($)
Morgan Stanley Capital Services Inc.	USD	9,000	02/17/51	0.350	(14)	0.000	(15)	(787,587)	990,000	202,413

(13)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional value of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(14)	Payments are based on the notional amount.
(15)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the CMBX.NA.AAA Index.

USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Government Securities Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Government national mortgage association certificates	—	89,704,335	—	89,704,335
Federal home loan mortgage corporation certificates	—	182,812,378	—	182,812,378
Federal housing administration certificates	—	—	1,340,152	1,340,152
Federal national mortgage association certificates	—	444,934,626	—	444,934,626
Collateralized mortgage obligations	—	76,691,924	16,134,750	92,826,674
Asset-backed securities	—	7,916,594	—	7,916,594
Stripped mortgage-backed securities	—	168,860	—	168,860
Short-term US government obligations	—	508,667	—	508,667
Repurchase agreement	—	72,699,000	—	72,699,000
Federal home loan mortgage corporation, federal national mortgage association and government national mortgage association certificates sold short	—	(202,575,460)	—	(202,575,460)
Other financial instruments, net(16)	234,421	763,203	—	997,624
Total	234,421	673,624,127	17,474,902	691,333,450

(16)	Other financial instruments include written options, open futures contracts and open swap contracts.

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) during the nine months ended April 30, 2010:

	Federal housing administration certificates ($)	Collateralized mortgage obligations ($)	Total ($)
Beginning balance	1,434,238	4,550,000	5,984,238
Net purchases/(sales)	(97,795)	10,202,555	10,104,760
Accrued discounts/(premiums)	(392)	29,401	29,009
Total realized gain/(loss)	(0)	(21,875)	(21,875)
Net change in unrealized appreciation/depreciation	4,101	706,037	710,138
Net transfers in/(out) of Level 3	—	668,632	668,632
Ending balance	1,340,152	16,134,750	17,474,902

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2010 was $260,138.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2010.

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
US government obligations—37.77%
US Treasury Bonds
8.000%, due 11/15/21	13,050,000	18,041,625
8.125%, due 05/15/21	4,265,000	5,918,353
8.125%, due 08/15/21	1,615,000	2,245,859
8.750%, due 05/15/20	9,915,000	14,138,175
8.750%, due 08/15/20	750,000	1,072,383
US Treasury Notes
1.000%, due 03/31/12	11,760,000	11,776,111
1.000%, due 04/30/12	23,085,000	23,099,544
1.750%, due 04/15/13	29,150,000	29,368,625
2.500%, due 04/30/15	13,185,000	13,233,928
3.625%, due 02/15/20(1)	50,610,000	50,459,739
Total US government obligations (cost—$168,743,995)		169,354,342

Federal farm credit bank certificate—1.36%
FFCB
2.625%, due 04/17/14 (cost—$5,989,255)	6,000,000	6,097,356

Federal home loan bank certificate—0.49%
FHLB
5.625%, due 06/13/16 (cost—$2,010,749)	2,085,000	2,207,836

Federal home loan mortgage corporation certificate**—1.33%
FHLMC
1.750%, due 06/15/12 (cost—$5,932,497)	5,900,000	5,959,696

Federal national mortgage association certificates**—6.51%
FNMA
4.625%, due 05/01/13	845,000	906,126
5.250%, due 08/01/12	1,460,000	1,574,497
5.250%, due 09/15/16(2)	6,260,000	6,963,042
6.000%, due 04/01/35(3)	3,533,258	3,829,425
FNMA TBA
4.000%, TBA	2,100,000	2,135,765
4.500%, TBA	1,200,000	1,209,750
5.000%, TBA	100,000	105,547
5.500%, TBA	1,700,000	1,816,610
5.500%, TBA(3)	9,900,000	10,427,482
6.000%, TBA	200,000	212,969
Total federal national mortgage association certificates (cost—$28,855,886)		29,181,213

Collateralized mortgage obligations—12.83%
Banc of America Commercial Mortgage, Inc.,
Series 2001-1, Class A2
6.503%, due 04/15/36	1,421,647	1,459,955
Series 2002-PB2, Class A4
6.186%, due 06/11/35	2,145,000	2,270,072
Bear Stearns Alternative Loan Trust-A Trust, Series 2004-13, Class A1
1.003%, due 11/15/34(4)	505,283	391,371
Bear Stearns ARM Trust, Series 2004-5, Class 2A
4.452%, due 07/25/34	1,140,166	1,121,869
Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4
4.680%, due 08/13/39	2,400,000	2,512,869

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Collateralized mortgage obligations— (continued)
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3
5.090%, due 07/10/37	1,280,000	1,320,156
Countrywide Home Loans, Series 2006-0A5, Class 2A1
0.463%, due 04/25/46(4)	507,466	296,699
CWCapital COBALT, Series 2007-C3, Class A4
6.015%, due 06/25/17(4)	840,000	818,420
FHLMC REMIC,**
Trust 2626, Class NA
5.000%, due 06/15/23	609,799	617,228
Trust 2964, Class NA
5.500%, due 02/15/26	245,486	247,825
Trust 3154, Class PJ
5.500%, due 03/15/27	909,804	925,687
Trust 3159, Class TA
5.500%, due 11/15/26	734,665	751,256
Trust 3162, Class OA
6.000%, due 10/15/26	728,996	744,655
Trust 3184, Class LA
6.000%, due 03/15/28	797,459	810,438
Trust 3303, Class PA
5.500%, due 01/15/22	1,586,478	1,608,272
First Horizon Alternative Mortgage Securities, Series 2006-FA2, Class 1A5
6.000%, due 05/25/36	1,535,969	1,176,683
First Union National Bank Commercial Mortgage Trust,
Series 2001-C2, Class A2
6.663%, due 01/12/43	2,765,747	2,840,733
Series 2001-C3, Class A3
6.423%, due 08/15/33	2,724,342	2,829,017
FNMA REMIC,**
Trust 2004-25, Class PA
5.500%, due 10/25/30	557,302	568,726
Trust 2004-36, Class BS
5.500%, due 11/25/30	430,457	440,054
Trust 2005-97, Class HM
5.000%, due 01/25/26	820,928	830,517
Trust 2005-109, Class PV
6.000%, due 10/25/32	1,422,763	1,550,127
Trust 2005-118, Class MC
6.000%, due 01/25/32	1,033,609	1,054,118
Trust 2005-118, Class WA
6.000%, due 10/25/33	1,063,187	1,084,582
Trust 2006-26, Class QA
5.500%, due 06/25/26	572,064	585,331
Trust 2006-62, Class TA
5.500%, due 06/25/28	269,523	278,493
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C3, Class A2
6.957%, due 09/15/35	2,566,677	2,605,964
Series 2001-C1, Class A2
6.465%, due 04/15/34	2,332,337	2,400,687
Series 2004-C3, Class A3
4.207%, due 12/10/41	726,550	727,195
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%, due 12/10/49	1,451,000	1,443,901

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Collateralized mortgage obligations— (concluded)
JPMorgan Chase Commercial Mortgage Securities,
Series 2004-CB8, Class A1A
4.158%, due 01/12/39(5)	2,311,306	2,317,190
Series 2004-CBX, Class A4
4.529%, due 01/12/37	2,090,000	2,137,776
Series 2006-LDP8, Class A4,
5.399%, due 05/15/45	385,000	393,734
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A2
5.875%, due 07/25/36	258,614	244,512
Series 2007-S1, Class 1A2
5.500%, due 03/25/22	207,169	194,447
Morgan Stanley Capital I,
Series 2005-HQ6, Class A4A
4.989%, due 08/13/42	2,980,000	3,084,641
Series 2007-IQ14, Class A4
5.692%, due 04/15/49	2,000,000	1,944,499
Small Business Administration, Series 2004-P10B, Class 1
4.754%, due 08/10/14	556,456	585,055
Structured ARM Loan Trust, Series 2004-13, Class A2
0.563%, due 09/25/34	225,039	187,903
Structured Asset Securities Corp.,
Series 2003-AL1, Class A
3.357%, due 04/25/31(5)	638,702	570,517
Series 2004-6, Class 4A1 ARM
4.849%, due 06/25/34	2,502,136	2,316,792
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A1
5.669%, due 08/15/39(4)	2,396,127	2,477,571
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class A3
5.383%, due 10/15/44(4)	1,215,000	1,229,098
Series 2006-C28, Class A4
5.572%, due 10/15/48	1,385,000	1,384,052
WaMu Mortgage Pass Through Certificates, Series 2007-0A4, Class 1A
1.211%, due 05/25/47(4)	590,275	371,518
Washington Mutual Asset Securities Corp., Series 2005-C1A, Class A2
5.150%, due 05/25/36(5)	705,245	707,453
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4
5.724%, due 04/25/36(4)	1,200,000	1,066,161
Total collateralized mortgage obligations (cost—$57,326,801)		57,525,819

Asset-backed securities—4.43%
Bank of America Auto Trust, Series 2009-2A, Class A2
1.160%, due 02/15/12(5)	2,790,000	2,795,415
Chase Issuance Trust, Series 2009-A7, Class A7
0.704%, due 09/17/12(4)	4,045,000	4,050,341

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Asset-backed securities— (concluded)
Countrywide Asset-Backed Certificates, Series 2006-2, Class 2A2
0.453%, due 06/25/36(4)	968,712	819,887
Lehman XS Trust, Series 2005-6, Class 1A1
0.523%, due 11/25/35(4)	544,744	300,044
Sallie Mae Student Loan Trust,
Series 2005-8, Class A4
1.066%, due 01/25/28(4)	3,300,000	3,217,671
Series 2008-5, Class A2
1.416%, due 10/25/16(4)	4,330,000	4,405,124
Series 2008-5, Class A3
1.616%, due 01/25/18(4)	1,100,000	1,137,533
Series 2008-5, Class A4
2.016%, due 07/25/23(4)	2,950,000	3,123,480
Total asset-backed securities (cost—$19,800,391)		19,849,495

Corporate notes—41.24%
Airlines — 0.07%
Continental Airlines, Inc.
6.545%, due 02/02/19	303,871	309,949

Automotive — 0.50%
DaimlerChrysler N.A. Holding
4.875%, due 06/15/10	800,000	803,341
5.750%, due 09/08/11	1,150,000	1,212,922
6.500%, due 11/15/13	200,000	223,039
		2,239,302
Banking-non-US — 2.56%
Achmea Hypotheekbank N.V.
3.200%, due 11/03/14(5)	1,605,000	1,636,087
Barclays Bank PLC
7.434%, due 12/15/17(5),(7),(8)	850,000	833,000
Deutsche Bank AG London
5.375%, due 10/12/12	2,450,000	2,644,584
Eksportfinans A/S
1.875%, due 04/02/13	3,585,000	3,586,592
5.500%, due 05/25/16	1,275,000	1,428,466
Landwirtschaftliche Rentenbank
4.125%, due 07/15/13	145,000	154,769
Landwirtschaftliche Rentenbank MTN
4.000%, due 02/02/15	290,000	306,571
4.375%, due 01/15/13	320,000	343,483
5.250%, due 07/02/12	500,000	541,813
		11,475,365
Banking-US — 6.47%
Bank of America Corp.
5.750%, due 12/01/17	2,775,000	2,835,012
Citibank N.A.
1.750%, due 12/28/12	2,790,000	2,809,103
DEPFA Asset Covered Securities Bank
4.875%, due 10/28/15(5)	1,300,000	1,265,996
Dexia Credit Local
2.750%, due 04/29/14(5)	15,375,000	15,473,877

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Corporate notes— (continued)
Banking-US— (concluded)
Dexia Credit Local SA
2.000%, due 03/05/13(5)	1,345,000	1,345,975
JPMorgan Chase Bank N.A.
6.000%, due 07/05/17	1,825,000	1,962,400
6.000%, due 10/01/17	1,450,000	1,556,108
State Street Capital Trust
8.250%, due 03/15/11(7)	1,725,000	1,771,213
		29,019,684
Beverages — 1.45%
Anheuser-Busch InBev Worldwide, Inc.
3.000%, due 10/15/12	4,175,000	4,293,879
Bottling Group LLC
6.950%, due 03/15/14	650,000	756,881
Coca-Cola Enterprises, Inc.
3.750%, due 03/01/12	1,365,000	1,430,184
		6,480,944
Communications equipment — 0.34%
Cisco Systems, Inc.
4.450%, due 01/15/20	1,494,000	1,512,712

Diversified financial services — 2.92%
EnCana Holdings Financial Corp.
5.800%, due 05/01/14	450,000	499,879
General Electric Capital Corp.
2.125%, due 12/21/12	4,720,000	4,802,883
5.000%, due 11/15/11	1,696,000	1,791,168
5.500%, due 01/08/20	900,000	937,786
General Electric Capital Corp. MTN
0.414%, due 04/10/12(4)	2,850,000	2,826,331
2.000%, due 09/28/12	2,200,000	2,236,001
		13,094,048
Diversified manufacturing — 0.24%
Honeywell International, Inc.
3.875%, due 02/15/14	295,000	311,553
ITT Corp.
4.900%, due 05/01/14	695,000	745,917
		1,057,470
Electric-integrated — 2.26%
Duke Energy Corp.
3.950%, due 09/15/14	1,845,000	1,916,787
EDP Finance BV
5.375%, due 11/02/12(5)	5,300,000	5,625,325
Pacificorp
5.500%, due 01/15/19	1,400,000	1,524,838
Progress Energy Carolina
5.300%, due 01/15/19	975,000	1,047,899
		10,114,849

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Corporate notes— (continued)
Energy — 0.40%
Florida Power Corp.
4.800%, due 03/01/13	340,000	364,158
XTO Energy, Inc.
6.250%, due 08/01/17	1,250,000	1,447,262
		1,811,420
Financial services — 3.66%
Ameriprise Financial, Inc.
5.300%, due 03/15/20	610,000	634,909
BP Capital Markets PLC
3.125%, due 03/10/12	1,690,000	1,749,823
Credit Suisse Guernsey
5.860%, due 05/15/17(7),(8)	2,290,000	2,161,187
Goldman Sachs Group, Inc.
5.250%, due 10/15/13	2,530,000	2,653,866
5.375%, due 03/15/20	1,500,000	1,456,997
JPMorgan Chase & Co.
7.900%, due 04/30/18(7),(8)	1,415,000	1,486,104
Morgan Stanley
4.200%, due 11/20/14	2,180,000	2,175,167
6.600%, due 04/01/12	345,000	373,327
Morgan Stanley MTN
5.550%, due 04/27/17	305,000	306,468
5.625%, due 09/23/19	795,000	784,085
6.250%, due 08/28/17	740,000	766,566
SLM Corp.
4.746%, due 01/31/14(4)	1,700,000	1,530,255
State Street Corp.
7.650%, due 06/15/10	345,000	347,559
		16,426,313
Food products — 0.79%
Kraft Foods, Inc.
5.375%, due 02/10/20	800,000	829,771
6.000%, due 02/11/13	575,000	637,204
6.500%, due 08/11/17	1,625,000	1,841,169
6.500%, due 02/09/40	200,000	215,234
		3,523,378
Health care equipment & supplies — 0.18%
CareFusion Corp.
6.375%, due 08/01/19	725,000	809,914

Insurance — 2.18%
Chubb Corp.
6.375%, due 03/29/67(4)	425,000	425,531
Metropolitan Life Global Funding I
2.875%, due 09/17/12(5)	2,050,000	2,089,505
5.125%, due 04/10/13(5)	1,850,000	1,990,454
Pricoa Global Funding I
5.400%, due 10/18/12(5)	2,175,000	2,347,882
Progressive Corp.
6.700%, due 06/15/37(4)	735,000	728,356

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Corporate notes— (continued)
Insurance— (concluded)
Prudential Financial, Inc. MTN
5.800%, due 06/15/12	975,000	1,045,410
Teachers Insurance & Annuity Association of America
6.850%, due 12/16/39(5)	625,000	704,729
Travelers Cos., Inc.
6.250%, due 03/15/17(4)	450,000	442,565
		9,774,432
Media — 1.93%
Comcast Cable Communications Holdings, Inc.
9.455%, due 11/15/22	650,000	877,606
Comcast Corp.
5.150%, due 03/01/20	625,000	637,951
5.450%, due 11/15/10	1,525,000	1,559,506
5.900%, due 03/15/16	550,000	604,962
NBC Universal, Inc.
5.150%, due 04/30/20(5)	865,000	875,095
News America Holdings
8.500%, due 02/23/25	200,000	243,734
9.500%, due 07/15/24	225,000	290,156
News America, Inc.
6.200%, due 12/15/34	600,000	616,066
Rogers Communications
6.250%, due 06/15/13	825,000	915,218
Time Warner Cable, Inc.
5.850%, due 05/01/17	810,000	877,926
Time Warner, Inc.
6.875%, due 05/01/12	685,000	753,794
7.570%, due 02/01/24	350,000	405,499
		8,657,513
Medical providers — 0.64%
Roche Holdings, Inc.
5.000%, due 03/01/14(5)	1,750,000	1,908,037
WellPoint, Inc.
5.000%, due 01/15/11	950,000	976,532
		2,884,569
Multi-line insurance — 0.20%
MetLife, Inc.
7.717%, due 02/15/19	750,000	888,233

Oil & gas — 1.01%
Cenovus Energy, Inc.
6.750%, due 11/15/39(5)	965,000	1,092,476
ConocoPhillips Co.
4.600%, due 01/15/15	2,025,000	2,189,786
8.750%, due 05/25/10	1,250,000	1,255,975
		4,538,237
Oil refining — 0.47%
Canadian Natural Resources
5.700%, due 05/15/17	380,000	416,770
6.500%, due 02/15/37	620,000	677,763

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Corporate notes— (continued)
Oil refining— (concluded)
Valero Energy Corp.
6.625%, due 06/15/37	1,000,000	1,005,564
		2,100,097
Oil services — 1.13%
Halliburton Co.
5.500%, due 10/15/10	850,000	869,745
Petrobras International Finance Co.
5.750%, due 01/20/20	2,120,000	2,153,208
5.875%, due 03/01/18	95,000	101,008
Shell International Finance BV
4.000%, due 03/21/14	1,825,000	1,933,788
		5,057,749
Paper & forest products — 0.11%
International Paper Co.
7.300%, due 11/15/39	460,000	509,998

Pharmaceuticals — 2.42%
Abbott Laboratories
5.600%, due 05/15/11	535,000	561,561
Eli Lilly & Co.
3.550%, due 03/06/12	810,000	845,521
GlaxoSmithKline Capital, Inc.
4.850%, due 05/15/13	1,075,000	1,170,109
Merck & Co., Inc.
4.000%, due 06/30/15	1,325,000	1,401,099
Novartis Capital Corp.
1.900%, due 04/24/13	3,550,000	3,561,339
Pfizer, Inc.
5.350%, due 03/15/15	2,645,000	2,941,822
Schering-Plough Corp.
5.300%, due 12/01/13(4)	340,000	380,501
		10,861,952
Pipelines — 0.13%
Enterprise Products Operating LLC
6.125%, due 10/15/39	550,000	562,501

Real estate investment trusts — 0.22%
AvalonBay Communities, Inc. MTN
6.125%, due 11/01/12	148,000	161,067
ERP Operating LP
6.625%, due 03/15/12	780,000	845,817
		1,006,884
Retail — 0.57%
CVS Caremark Corp.
0.552%, due 06/01/10(4)	2,025,000	2,025,204
6.600%, due 03/15/19	450,000	513,454
		2,538,658

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Corporate notes— (continued)
Software — 0.31%
BMC Software, Inc.
7.250%, due 06/01/18	950,000	1,103,510
Oracle Corp.
4.950%, due 04/15/13	250,000	272,064
		1,375,574
Special purpose entity — 1.09%
AEP Texas Central Transition, Series A-4
5.170%, due 01/01/20	425,000	471,619
AngloGold Ashanti Holdings PLC
5.375%, due 04/15/20	340,000	343,747
BAE Systems Holdings, Inc.
5.200%, due 08/15/15(5)	330,000	346,094
Crown Castle Towers LLC
6.113%, due 01/15/20(5)	1,805,000	1,918,746
Goldman Sachs Capital II
5.793%, due 06/01/12(7),(8)	450,000	356,063
UnitedHealth Group
5.250%, due 03/15/11	1,425,000	1,474,918
		4,911,187
Telecommunications — 4.00%
AT&T Broadband Corp.
8.375%, due 03/15/13	1,585,000	1,841,023
Cox Communications, Inc.
7.125%, due 10/01/12	350,000	392,727
7.750%, due 11/01/10	110,000	113,537
8.375%, due 03/01/39(5)	850,000	1,103,736
SBA Tower Trust
4.254%, due 04/15/15(5)	1,200,000	1,227,208
SBC Communications, Inc.
5.875%, due 02/01/12	95,000	102,230
TCI Communications, Inc.
7.875%, due 08/01/13	100,000	113,775
8.750%, due 08/01/15	50,000	61,069
Telecom Italia Capital
5.250%, due 11/15/13	1,665,000	1,753,035
5.250%, due 10/01/15	205,000	211,393
6.200%, due 07/18/11	1,750,000	1,834,133
Telefonica Emisiones SAU
5.855%, due 02/04/13	925,000	1,009,720
5.984%, due 06/20/11	1,500,000	1,578,586
6.421%, due 06/20/16	950,000	1,060,627
Telefonica Europe BV
7.750%, due 09/15/10	235,000	240,849
Verizon Communications
6.350%, due 04/01/19	775,000	870,678
8.750%, due 11/01/18	1,800,000	2,274,982
Verizon New Jersey, Inc.
5.875%, due 01/17/12	2,030,000	2,163,339
		17,952,647

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Corporate notes— (concluded)
Telephone-integrated — 0.56%
AT&T, Inc.
5.800%, due 02/15/19	2,300,000	2,504,058

Tobacco — 0.31%
Philip Morris International, Inc.
4.500%, due 03/26/20	1,400,000	1,380,166

Utilities — 0.72%
Nisource Finance Corp.
7.875%, due 11/15/10	1,075,000	1,113,140
Tennessee Valley Authority
5.250%, due 09/15/39	2,095,000	2,130,232
		3,243,372
Wireless telecommunications — 1.40%
Cellco Partnership/Verizon Wireless Capital LLC
3.750%, due 05/20/11	3,930,000	4,044,524
Vodafone Group PLC
4.150%, due 06/10/14	2,150,000	2,247,903
		6,292,427
Total corporate notes (cost—$177,249,759)		184,915,602

Non-US government obligations—1.08%
Japan Finance Corp.
2.000%, due 06/24/11	1,120,000	1,128,995
Province of Ontario
1.875%, due 11/19/12	1,455,000	1,465,745
4.100%, due 06/16/14	1,565,000	1,659,825
United Mexican States
5.125%, due 01/15/20	600,000	605,400
Total non-US government obligations (cost—$4,791,025)		4,859,965

Municipal bonds and notes—0.78%
General obligation — 0.14%
Illinois State (Build America Bonds), Series 3
6.725%, due 04/01/35	600,000	621,174

Transportation — 0.64%
Chicago O’Hare International Airport (Build America Bonds)
6.395%, due 01/01/40	400,000	421,732
Metropolitan Transportation Authority Revenue (Build America Bonds)
6.548%, due 11/15/31	850,000	896,155
New Jersey Transportation Trust Fund Authority (Build America Bonds), Series B
6.561%, due 12/15/40	1,425,000	1,549,745
		2,867,632
Total municipal bonds and notes (cost—$3,328,288)		3,488,806

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Repurchase agreement—0.74%
Repurchase agreement dated 04/30/10 with State Street Bank & Trust Co., 0.010% due 05/03/10, collateralized by $3,413,318 US Treasury Bills, zero coupon due 07/22/10; (value—$3,411,953); proceeds: $3,345,003 (cost—$3,345,000)	3,345,000	3,345,000

	Number of contracts
Option*—0.02%
Put option purchased — 0.02%
Eurodollar Mid Curve 1 Year Future, strike @ $98.25, expires 06/11/10 (cost—$157,663)	467	67,131

	Number of shares
Investment of cash collateral from securities loaned—0.06%
Money market fund—0.06%
UBS Private Money Market Fund LLC(9) (cost—$257,111)	257,111	257,111
Total investments before investments sold short (cost — $477,788,420)(10)— 108.64%		487,109,372

	Face amount
Investments sold short—(2.94)%
FNMA TBA**
5.500%, TBA	(9,900,000)	(10,415,107)
6.000%, TBA	(2,600,000)	(2,775,906)
Total investments sold short (proceeds—$13,160,617) — (2.94)%		(13,191,013)
Liabilities in excess of other assets — (5.70)%		(25,540,001)
Net assets — 100.00%		448,378,358

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Aggregate cost for federal income tax purposes before investments sold short, which was substantially the same for book purposes, was $477,788,420; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$11,387,519
Gross unrealized depreciation	(2,066,567)
Net unrealized appreciation	$9,320,952

*	Non-income producing security.
**

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Security, or portion thereof, was on loan at April 30, 2010.
(2)	Partial amount delivered to broker as collateral for futures transactions.
(3)	Entire amount pledged as collateral for investments sold short.
(4)	Floating rate security. The interest rate shown is the current rate as of April 30, 2010.
(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 10.74% of net assets as of April 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	Step-up bond that converts to the noted fixed rate at a designated future date.
(7)	Variable rate security. The interest rate shown is the current rate as of April 30, 2010, and resets at the next call date.
(8)	Perpetual bond security. The maturity date reflects the next call date.
(9)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2010.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/09 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)
UBS Private Money Market Fund LLC	7,903,377	358,423,578	366,069,844	257,111	8,315

(10)	Includes $254,210 of investments in securities on loan, at value.

ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of April 30, 2010.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date.  The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIAA	Teachers Insurance and Annuity Association

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value($)	(depreciation)($)
138	USD	US Treasury Note 5 Year Futures	June 2010	15,900,756	15,988,594	87,838
211	USD	US Treasury Note 10 Year Futures	June 2010	24,731,722	24,878,219	146,497
				40,632,478	40,866,813	234,335

		Sale contracts		Proceeds ($)
32	EUR	German Euro Bund Futures	June 2010	5,297,935	5,312,215	(14,280)
65	USD	Ultra Long-Term US Treasury Bond Futures	June 2010	7,837,789	8,062,031	(224,242)
139	USD	US Treasury Bond 30 Year Futures	June 2010	16,258,018	16,549,688	(291,670)
232	USD	US Treasury Note 2 Year Futures	June 2010	50,368,997	50,478,125	(109,128)
				79,762,739	80,402,059	(639,320)
						(404,985)

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Intermediate Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	169,354,342	—	169,354,342
Federal farm credit bank certificate	—	6,097,356	—	6,097,356
Federal home loan bank certificate	—	2,207,836	—	2,207,836
Federal home loan mortgage corporation certificate	—	5,959,696	—	5,959,696
Federal national mortgage association certificates	—	29,181,213	—	29,181,213
Collateralized mortgage obligations	—	57,525,819	—	57,525,819
Asset-backed securities	—	19,849,495	—	19,849,495
Corporate notes	—	184,915,602	—	184,915,602
Non-US government obligations	—	4,859,965	—	4,859,965
Municipal bonds and notes	—	3,488,806	—	3,488,806
Repurchase agreement	—	3,345,000	—	3,345,000
Option purchased	67,131	—	—	67,131
Investment of cash collateral from securities loaned	—	257,111	—	257,111
Federal national mortgage association certificates sold short	—	(13,191,013)	—	(13,191,013)
Other financial instruments, net(11)	(404,985)	—	—	(404,985)
Total	(337,854)	473,851,228	—	473,513,374

(11)	Other financial instruments include open futures contracts.

Issuer breakdown by country or territory of origin

Percentage of
total investments (%)
United States	87.3
France	3.5
Netherlands	1.9
Canada	1.4
Norway	1.0
United Kingdom	1.0
Germany	0.8
Luxembourg	0.8
Spain	0.7
Cayman Islands	0.5
Switzerland	0.4
Ireland	0.3
Japan	0.2
Mexico	0.1
South Africa	0.1
100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2010.

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
US government obligations—26.98%
US Treasury Inflation Index Bonds (TIPS)
2.125%, due 02/15/40	2,306,371	2,448,898
US Treasury Notes
2.375%, due 08/31/14	5,500,000	5,550,704
2.375%, due 10/31/14	700,000	704,157
2.375%, due 02/28/15	5,040,000	5,043,175
2.625%, due 07/31/14	3,000,000	3,060,936
2.625%, due 12/31/14	11,000,000	11,161,568
3.000%, due 08/31/16(2)	111,000,000	111,381,618
3.125%, due 10/31/16	15,900,000	16,019,250
3.375%, due 11/15/19(2)	9,800,000	9,595,582
3.500%, due 02/15/18	3,000,000	3,047,109
3.625%, due 08/15/19	20,300,000	20,331,708
3.625%, due 02/15/20	2,600,000	2,592,281
4.000%, due 08/15/18	4,300,000	4,486,783
Total US government obligations (cost—$194,850,047)		195,423,769

Government national mortgage association certificates—0.03%
GNMA
8.000%, due 06/15/17	43,647	48,116
8.000%, due 07/15/17	35,648	39,762
8.000%, due 09/15/17	25,957	28,309
8.000%, due 11/15/17	57,392	63,417
GNMA II ARM
3.125%, due 11/20/23	8,317	8,549
3.625%, due 07/20/25	10,073	10,391
4.375%, due 01/20/26	17,635	18,302
4.375%, due 05/20/26	30,228	31,333
Total government national mortgage association certificates (cost—$232,910)		248,179

Federal home loan mortgage corporation certificates*—0.24%
FHLMC
7.645%, due 05/01/25	1,379,164	1,477,861
FHLMC ARM
5.720%, due 03/01/36	259,292	277,162
Total federal home loan mortgage corporation certificates (cost—$1,643,934)		1,755,023

Federal housing administration certificates—0.01%
FHA GMAC
7.430%, due 06/01/21	53,679	53,679
FHA Reilly
7.430%, due 10/01/20	14,163	14,163
Total federal housing administration certificates (cost—$72,453)		67,842

Federal national mortgage association certificates*—3.10%
FNMA
5.396%, due 11/01/34	11,725,487	12,263,299
6.000%, due 07/01/36(3)	53,150	56,741
6.000%, due 10/01/36(3)	83,699	89,355
6.000%, due 07/01/37(3)	552,834	588,809
6.000%, due 09/01/37(3)	18,655	19,869
6.000%, due 10/01/37(3)	404,893	431,240
6.000%, due 11/01/37(3)	774,382	824,773
6.000%, due 02/01/38(3)	225,619	240,159
6.000%, due 05/01/38(3)	1,540,316	1,639,587
FNMA ARM
1.863%, due 08/01/40	245,849	246,464

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Federal national mortgage association certificates*— (concluded)
2.830%, due 05/01/27	56,409	59,249
2.989%, due 04/01/27	38,098	39,711
4.093%, due 05/01/30	124,947	128,386
5.168%, due 10/01/35	446,586	475,009
5.218%, due 09/01/35	353,982	374,301
5.376%, due 01/01/36	559,326	590,987
5.381%, due 11/01/35	539,368	572,438
5.527%, due 01/01/36	338,057	357,526
5.527%, due 03/01/36	347,298	367,359
5.573%, due 02/01/36	701,648	742,716
5.620%, due 03/01/36	411,874	432,478
5.635%, due 12/01/35	474,295	503,179
5.682%, due 03/01/36	484,916	514,380
5.732%, due 03/01/36	562,134	597,127
5.945%, due 06/01/36	186,155	198,167
FNMA ARM COFI
4.683%, due 11/01/26	127,118	120,762
Total federal national mortgage association certificates (cost—$21,776,082)		22,474,071

Collateralized mortgage obligations—27.99%
ARM Trust, Series 2005-5, Class 2A1
4.071%, due 09/25/35	519,487	385,800
Banc of America Funding Corp., Series 2005-D, Class A1
2.990%, due 05/25/35(4)	4,269,001	4,198,800
Bank of America Mortgage Securities, Inc., Series 2002-G, Class 1A3
3.983%, due 07/20/32(4)	6,920	6,541
Bear Stearns Alternative Loan Trust-A Trust,
Series 2005-7, Class 22A1
5.119%, due 09/25/36(4)	1,749,779	1,350,479
Series 2006-1, Class 21A2
5.622%, due 02/25/36(4)	1,801,147	1,079,508
Bear Stearns ARM Trust,
Series 2003-5, Class 2A1
4.103%, due 08/25/33	807,694	790,022
Series 2004-9, Class 22A1
4.136%, due 11/25/34	80,777	76,516
Series 2005-2, Class A1
2.760%, due 03/25/35	2,623,127	2,453,315
Series 2005-5, Class A2
2.560%, due 08/25/35	4,379,966	4,207,386
Series 2005-9, Class A1
4.625%, due 10/25/35	1,952,566	1,776,808
Series 2005-10, Class A1
4.090%, due 10/25/35	1,585,485	1,582,328
Bear Stearns Commerical Mortgage Securities, Series 2006-BBA7, Class A1
0.364%, due 03/15/19(4),(5)	3,792,727	3,501,535
Bear Stearns,
Series 2003-1, Class 5A1
5.452%, due 04/25/33(4)	54,460	53,512
Series 2003-1, Class 6A1
2.919%, due 04/25/33(4)	125,494	123,120
Series 2003-3, Class 1A
3.226%, due 10/25/33(4)	63,737	54,166
Series 2004-3, Class 1A2
4.080%, due 07/25/34(4)	601,421	540,852

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Collateralized mortgage obligations— (continued)
Bear Stearns — (concluded)
Series 2004-6, Class 2A1
3.709%, due 09/25/34(4)	2,673,990	2,347,587
Series 2004-7, Class 1A1
3.903%, due 10/25/34(4)	763,610	546,353
Series 2004-9, Class 2A1
3.600%, due 09/25/34(4)	1,169,956	890,536
Citicorp Mortgage Securities, Inc., Series 2002-12, Class 2A1
5.250%, due 12/25/32	84,880	87,307
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A2
4.248%, due 08/25/35(4)	300,996	282,037
Series 2005-6, Class A3
4.098%, due 08/25/35(4)	57,023	53,229
Series 2005-11, Class A1A
2.820%, due 12/25/35(4)	1,241,256	1,170,595
Series 2006-AR1, Class 1A1
2.810%, due 10/25/35(4)	3,081,020	2,652,093
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.250%, due 12/25/33	471,386	476,616
Series 2005-62, Class 2A1
1.441%, due 12/25/35(4)	902,597	547,016
Series 2006-41CB, Class 1A9
6.000%, due 01/25/37	1,749,657	1,203,163
Countrywide Home Loans,
Series 2003-R4, Class 2A
6.500%, due 01/25/34(5)	1,501,751	1,428,306
Series 2004-12, Class 11A1
3.969%, due 08/25/34(4)	872,611	637,976
Series 2004-12, Class 11A2
3.969%, due 08/25/34(4)	560,964	455,323
Series 2004-12, Class 12A1
3.952%, due 08/25/34(4)	211,080	180,100
Series 2005-HYB9, Class 5A1
5.250%, due 02/20/36(4)	515,558	359,755
FHLMC REMIC,*
Series 1278, Class K
7.000%, due 05/15/22	130,314	143,911
Series 1367, Class KA
6.500%, due 09/15/22	2,570	2,838
Series 1502, Class PXZ
7.000%, due 04/15/23	699,868	731,368
Series 1503, Class PZ
7.000%, due 05/15/23	241,591	251,578
Series 1534, Class Z
5.000%, due 06/15/23	246,564	246,579
Series 1548, Class Z
7.000%, due 07/15/23	187,784	198,005
Series 1562, Class Z
7.000%, due 07/15/23	290,751	321,087
Series 1694, Class Z
6.500%, due 03/15/24	132,992	147,678
Series 2061, Class Z
6.500%, due 06/15/28	543,430	582,592
Series 2400, Class FQ
0.754%, due 01/15/32(4)	239,294	239,829
Series 2579, Class DZ
5.000%, due 03/15/34	6,773,193	6,822,335
Series 2764, Class LZ
4.500%, due 03/15/34	2,628,426	2,462,704

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Collateralized mortgage obligations— (continued)
Series 2764, Class ZG
5.500%, due 03/15/34	4,887,016	5,172,207
Series 2835, Class JZ
5.000%, due 08/15/34	3,714,946	3,898,412
Series 2921, Class PG
5.000%, due 01/15/35	6,200,000	6,475,759
Series 2983, Class TZ
6.000%, due 05/15/35	5,771,200	6,214,175
Series 3149, Class CZ
6.000%, due 05/15/36	8,037,219	8,649,239
Series G23, Class KZ
6.500%, due 11/25/23	184,388	195,416
Series T-054, Class 2A
6.500%, due 02/25/43	1,096,050	1,198,634
Series T-058, Class 2A
6.500%, due 09/25/43	4,176,025	4,579,926
Series T-075, Class A1
0.303%, due 12/25/36(4)	2,602,023	2,518,084
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1
5.338%, due 08/25/35(4)	127,412	116,426
FNMA REMIC,*
Series 1998-066, Class FG
0.563%, due 12/25/28(4)	117,665	117,906
Series 2000-034, Class F
0.713%, due 10/25/30(4)	18,053	18,202
Series 2002-080, Class A1
6.500%, due 11/25/42	2,092,671	2,288,532
Series 2003-064, Class AH
6.000%, due 07/25/33	10,536,954	11,465,275
Series 2003-106, Class US
8.681%, due 11/25/23(6),(7)	333,000	304,450
Series 2003-W8, Class 2A
7.000%, due 10/25/42	145,698	161,633
Series 2004-T1, Class 1A1
6.000%, due 01/25/44	2,512,821	2,727,196
Series 2004-W8, Class 2A
6.500%, due 06/25/44	2,783,514	3,044,034
Series 2005-024, Class ZE
5.000%, due 04/25/35	1,466,547	1,475,838
Series 2005-116, Class TZ
5.500%, due 01/25/36	6,976,427	7,366,721
Series 2005-120, Class ZU
5.500%, due 01/25/36	7,610,648	8,055,874
Series 2006-065, Class GD
6.000%, due 07/25/26	2,800,000	3,058,256
Trust, Series 1991-065, Class Z
6.500%, due 06/25/21	11,655	12,681
Trust, Series 1992-040, Class ZC
7.000%, due 07/25/22	28,876	31,946
Trust, Series 1992-129, Class L
6.000%, due 07/25/22	14,400	15,266
Trust, Series 1993-037, Class PX
7.000%, due 03/25/23	39,738	43,409
Trust, Series 1993-060, Class Z
7.000%, due 05/25/23	222,217	246,753
Trust, Series 1993-065, Class ZZ
7.000%, due 06/25/13	165,130	180,715
Trust, Series 1993-070, Class Z
6.900%, due 05/25/23	34,506	38,279
Trust, Series 1993-096, Class PZ
7.000%, due 06/25/23	216,009	239,986

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Collateralized mortgage obligations— (continued)
Trust, Series 1993-160, Class ZB
6.500%, due 09/25/23	68,188	70,409
Trust, Series 1993-163, Class ZB
7.000%, due 09/25/23	19,209	20,564
Trust, Series 1994-023, Class PX
6.000%, due 08/25/23	431,940	462,244
Trust, Series 1998-M7, Class Z
6.390%, due 05/25/36	575,624	634,142
Trust, Series 1999-W4, Class A9
6.250%, due 02/25/29	993,539	1,048,717
GNMA REMIC,
Trust, Series 2000-009, Class FG
0.856%, due 02/16/30(4)	156,159	156,940
Trust, Series 2002-031, Class FW
0.656%, due 06/16/31(4)	158,573	158,845
Trust, Series 2003-98, Class Z
6.000%, due 11/20/33	14,682,052	15,818,042
Trust, Series 2005-26, Class ZA
5.500%, due 01/20/35	6,344,324	6,732,371
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A1
0.339%, due 03/06/20(4),(5)	2,070,898	1,999,524
GS Residential Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.948%, due 09/25/35(4)	2,366,662	2,304,873
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A
0.606%, due 01/19/35(4)	154,074	89,892
Series 2005-4, Class 3A1
4.626%, due 07/19/35(4)	783,742	612,983
Housing Security, Inc., Series 1992-8, Class B
3.522%, due 06/25/24(4)	301,585	300,416
Lehman Brothers Mortgage Trust, Series 1991-2, Class A3
8.442%, due 01/20/17(4)	375,373	375,373
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3
6.155%, due 08/12/49(4)	4,500,000	4,545,869
Residential Accredit Loans, Inc., Series 2006-Q03, Class A1
0.473%, due 04/25/46(4)	2,249,181	962,073
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A6
0.713%, due 12/25/36(4)	2,025,495	701,698
Residential Funding Mortgage Security I,
Series 2004-S2, Class A1
5.250%, due 03/25/34	633,608	628,216
Series 2004-S9, Class 1A23
5.500%, due 12/25/34	2,300,000	2,136,599
Small Business Administration,
Series 1999-20K, Class 1
7.060%, due 11/01/19	461,928	505,258
Series 2000-20K, Class 1
7.220%, due 11/01/20	645,604	708,217
Series 2001-P10B, Class 1
6.344%, due 08/10/11	232,392	243,463
Series 2002-20K, Class 1
5.080%, due 11/01/22	2,905,002	3,091,448

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Collateralized mortgage obligations— (concluded)
Small Business Administration — (concluded)
Series 2003-20I, Class 1
5.130%, due 09/01/23	520,284	553,682
Series 2003-20L, Class 1
4.890%, due 12/01/23	1,560,200	1,666,825
Series 2004-P10A, Class 1
4.504%, due 02/10/14	2,246,063	2,339,944
Series 2005-20H, Class 1
5.110%, due 08/01/25	1,878,497	2,007,659
Series 2007-20D, Class 1
5.320%, due 04/01/27	5,395,006	5,830,917
Structured ARM Loan Trust, Series 2004-8, Class 3A
2.831%, due 07/25/34	1,470,320	1,334,827
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1
0.916%, due 09/19/32(4)	461,801	412,412
Series 2006-AR3, Class 11A1
0.473%, due 04/25/36(4)	5,836,742	3,382,973
Structured Asset Securities Corp., Series 2001-SB1, Class A2
3.375%, due 08/25/31	2,460,503	2,114,364
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR6, Class A
1.863%, due 06/25/42(4)	72,361	59,572
Series 2005-AR1, Class A1A
0.583%, due 01/25/45(4)	181,350	150,609
Series 2005-AR2, Class 2A1A
0.573%, due 01/25/45(4)	219,738	181,766
Series 2006-AR7, Class 3A
3.286%, due 07/25/46(4)	3,236,041	2,392,266
Series 2006-AR9, Class 1A
1.441%, due 08/25/46(4)	2,249,159	1,460,491
Series 2006-AR9, Class 2A
3.286%, due 08/25/46(4)	1,770,433	1,223,618
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1
4.683%, due 12/25/33(4)	1,368,398	1,390,349
Series 2004-CC, Class A1
4.932%, due 01/25/35(4)	499,036	487,091
Series 2006-AR2, Class 2A1
4.940%, due 03/25/36(4)	2,919,611	2,726,691
Series 2006-AR8, Class 1A1
3.022%, due 04/25/36(4)	1,221,941	1,136,217
Total collateralized mortgage obligations (cost—$200,194,238)		202,720,863

Asset-backed securities—3.21%
Chase Issuance Trust, Series 2008-A13, Class A13
1.757%, due 09/15/15(4)	2,200,000	2,292,470
Countrywide Asset-Backed Certificates, Series 2007-5, Class 2A1
0.363%, due 03/25/37(4)	936,872	883,600
CSAB Mortgage Backed Trust, Series 2006-1, Class A6A
6.172%, due 06/25/36(8)	767,673	412,604
Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A
1.074%, due 09/15/29(4)	60,720	31,806
Ford Credit Auto Owner Trust, Series 2008-C, Class A3
1.674%, due 06/15/12(4)	3,699,781	3,723,526

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Asset-backed securities— (concluded)
Franklin Auto Trust, Series 2008-A, Class A2
1.256%, due 10/20/11(4)	47,939	47,963
Mid-State Trust Series 4, Class A
8.330%, due 04/01/30	353,748	357,764
SLC Student Loan Trust, Series 2008-2, Class A2
0.707%, due 06/15/17(4)	8,300,000	8,312,999
SLM Student Loan Trust, Series 2008-9, Class A
1.816%, due 04/25/23(4)	6,892,046	7,147,981
Total asset-backed securities (cost—$23,152,081)		23,210,713

Corporate notes —27.90%
Airlines — 1.11%
American Airlines Pass Through Trust 2009-1A
10.375%, due 07/02/19	2,979,338	3,448,584
Continental Airlines Pass Through Trust 2009-2, Series A
7.250%, due 11/10/19	200,000	214,000
Northwest Airlines, Series 2000-1, Class G
7.150%, due 04/01/21(4)	3,930,323	3,709,242
United Air Lines, 1991 Equipment Trust
10.360%, due 11/27/12(7),(9)	231,906	788
United Air Lines, 2000 Pass Through Trust, Series 2000-1, Class B
8.030%, due 07/01/11(7)	465,202	693,152
		8,065,766
Banking-non-US — 5.26%
Bank of Scotland Group PLC
0.312%, due 12/08/10(4),(5)	200,000	199,615
Barclays Bank PLC
7.434%, due 12/15/17(5),(10),(11)	1,000,000	980,000
BNP Paribas
5.186%, due 06/29/15(5),(10),(11)	3,100,000	2,852,000
Commonwealth Bank of Australia
2.750%, due 10/15/12(5)	4,600,000	4,701,025
Credit Agricole
0.302%, due 05/28/10(4),(5)	6,800,000	6,799,898
6.637%, due 05/31/17(5),(10),(11)	900,000	762,750
Export-Import Bank of Korea
5.875%, due 01/14/15	2,600,000	2,807,065
ING Bank N.V.
3.900%, due 03/19/14(5)	2,000,000	2,118,350
LBG Capital No.1 PLC
8.500%, due 12/17/21(5),(10),(11)	2,400,000	2,064,000
Royal Bank of Scotland Group PLC
7.640%, due 09/27/17(10),(11)	5,500,000	3,561,250
Santander US Debt SA Unipersonal
1.089%, due 03/30/12(4),(5)	4,300,000	4,305,237
Societe Financement de l’Economie Francaise
3.375%, due 05/05/14(5)	6,700,000	6,963,591
		38,114,781

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate notes— (continued)
Banking-US — 2.43%
Bank of America Corp.
5.750%, due 12/01/17		3,200,000	3,269,203
Bank of America N.A.
5.300%, due 03/15/17		3,500,000	3,469,305
6.100%, due 06/15/17		4,400,000	4,581,377
Credit Suisse New York MTN
5.000%, due 05/15/13		2,700,000	2,905,381
JPMorgan Chase Bank N.A.
0.587%, due 06/13/16(4)		400,000	375,690
US Central Federal Credit Union
1.900%, due 10/19/12		3,000,000	3,036,921
			17,637,877
Computers — 0.57%
Hewlett-Packard Co.
2.250%, due 05/27/11		4,100,000	4,153,132

Diversified financials — 5.40%
American Express Co.
6.150%, due 08/28/17		5,400,000	5,920,609
General Electric Capital Corp.
5.500%, due 09/15/67(4),(5)	EUR	5,000,000	5,958,238
General Electric Capital Corp. MTN
0.421%, due 12/28/18(4)		800,000	696,042
1.151%, due 05/22/13(4)		3,500,000	3,485,482
Goldman Sachs Group, Inc.
0.721%, due 03/22/16(4)		1,000,000	920,775
LeasePlan Corp. N.V. MTN
3.250%, due 05/22/14	EUR	4,300,000	5,946,646
Lehman Brothers Holdings, Inc. MTN
5.625%, due 01/24/13(9)		4,500,000	1,001,250
Macquarie Bank Ltd.
2.600%, due 01/20/12(5)		900,000	923,133
Merrill Lynch & Co. MTN
6.875%, due 04/25/18		8,200,000	8,831,088
Temasek Financial I Ltd.
4.300%, due 10/25/19(5)		5,400,000	5,424,575
			39,107,838
Education — 0.51%
Stanford University
4.250%, due 05/01/16		3,500,000	3,677,380

Electric utilities — 0.26%
PSE&G Power LLC
5.000%, due 04/01/14		1,800,000	1,908,436

Electric-generation — 0.97%
Korea Hydro & Nuclear Power Co. Ltd.
6.250%, due 06/17/14		100,000	109,478
6.250%, due 06/17/14(5)		6,278,000	6,891,090
			7,000,568

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate notes— (continued)
Electric-integrated — 0.03%
Centrais Eletricas Brasileiras SA
6.875%, due 07/30/19(5)		200,000	217,000

Financial services — 2.37%
Citigroup, Inc.
0.340%, due 05/18/11(4)		700,000	696,345
1.950%, due 05/15/18(4)		900,000	844,153
8.500%, due 05/22/19		3,700,000	4,367,954
General Motors Acceptance Corp. LLC
7.250%, due 03/02/11		1,300,000	1,325,943
Morgan Stanley MTN
0.959%, due 11/29/13(4)	EUR	5,900,000	7,368,745
SLM Corp.
0.457%, due 03/15/11(4)		2,600,000	2,561,172
			17,164,312
Health care — 0.10%
DaVita, Inc.
6.625%, due 03/15/13		700,000	707,000

Insurance — 3.27%
American International Group
8.175%, due 05/15/38(4)		6,400,000	5,544,000
8.250%, due 08/15/18		4,100,000	4,374,318
8.625%, due 05/22/38(4)	GBP	1,600,000	2,068,629
American International Group, Inc. MTN
4.000%, due 09/20/11	EUR	1,500,000	1,998,303
Metropolitan Life Global Funding I
0.290%, due 05/17/10(4),(5)		500,000	500,021
Progressive Corp.
6.700%, due 06/15/37(4)		2,800,000	2,774,691
Prudential Financial, Inc. MTN
6.000%, due 12/01/17		6,000,000	6,463,476
			23,723,438
Media — 0.67%
Historic TW, Inc.
9.125%, due 01/15/13		1,400,000	1,641,378
Time Warner, Inc.
5.500%, due 11/15/11		3,000,000	3,181,173
			4,822,551
Oil refining — 0.04%
Valero Energy Corp.
6.625%, due 06/15/37		300,000	301,669

Oil services — 1.70%
Cameron International Corp.
6.375%, due 07/15/18		8,400,000	8,958,634

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Corporate notes— (concluded)
Oil services— (concluded)
El Paso Corp.
7.000%, due 06/15/17	1,700,000	1,746,558
Shell International Finance BV
4.300%, due 09/22/19	1,600,000	1,618,304
		12,323,496
Paper & forest products — 0.08%
Celulosa Arauco y Constitucion SA
7.250%, due 07/29/19	500,000	556,463

Pipelines — 0.27%
Kinder Morgan Finance Co.
5.350%, due 01/05/11	1,900,000	1,933,250

Retail — 0.49%
Macy’s Retail Holdings, Inc.
8.875%, due 07/15/15(8)	3,100,000	3,557,250

Telecommunication services — 0.75%
Verizon North, Inc.
5.634%, due 01/01/21(7),(12)	918,090	895,422
Vodafone Group PLC
5.450%, due 06/10/19	4,300,000	4,526,206
		5,421,628
Tobacco — 0.23%
Reynolds American, Inc.
7.250%, due 06/15/37	1,600,000	1,662,058

Wireless telecommunications — 1.39%
America Movil SAB de C.V.
3.625%, due 03/30/15(5)	2,500,000	2,532,935
Cellco Partnership/Verizon Wireless Capital LLC
3.750%, due 05/20/11	7,300,000	7,512,729
		10,045,664
Total corporate notes (cost—$199,184,927)		202,101,557

Loan assignments(4)—0.69%
Diversified financials — 0.44%
DaimlerChrysler Financial Services Americas LLC Term Loan
4.260%, due 05/17/10	2,312,330	2,310,897
First Data Corp. Term Loan B2
3.032%, due 06/24/10	930,990	837,109
3.040%, due 06/30/10	46,454	41,769
		3,189,775

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Loan assignments(4)— (concluded)
Health care — 0.15%
Davita, Inc., Term Loan A
1.770%, due 10/05/12		1,100,000	1,084,193

Raw materials/paper — 0.10%
Georgia-Pacific Corp. New Term Loan B
2.254%, due 06/10/10		623,500	619,279
2.290%, due 06/30/10		19,269	19,139
2.338%, due 05/28/10		110,732	109,982
			748,400
Total loan assignments (cost—$5,014,253)			5,022,368

Non-US government obligations—4.00%
Canadian Government Bond
2.000%, due 12/01/14	CAD	3,000,000	2,838,837
4.500%, due 06/01/15	CAD	4,000,000	4,217,405
Emirate of Abu Dhabi
6.750%, due 04/08/19(5)		2,300,000	2,647,440
Federal Republic of Brazil
6.000%, due 01/17/17		5,500,000	6,022,500
Kingdom of Denmark
4.000%, due 11/15/19	DKK	34,200,000	6,449,536
State of Qatar
4.000%, due 01/20/15(5)		4,300,000	4,411,800
5.250%, due 01/20/20(5)		2,100,000	2,176,125
6.400%, due 01/20/40(5)		200,000	209,600
Total non-US government obligations (cost—$28,969,702)			28,973,243

Municipal bonds and notes—3.08%
Education — 1.45%
Clark County School District, Limited Tax (Building), Series A
5.000%, due 06/15/19		300,000	329,970
Los Angeles Unified School District Refunding, Series A-1 (NATL-RE Insured)
4.500%, due 07/01/25		3,200,000	3,209,536
4.500%, due 01/01/28		3,800,000	3,691,510
New York City Transitional Finance Authority Building Aid Revenue Fiscal 2008, Series S-1
5.000%, due 01/15/25		100,000	105,882
University of Toledo General Reciepts Bonds (Build America Bonds)
6.750%, due 06/01/22		2,000,000	2,184,260
Will County Community High School District No. 210 Lincoln-Way (Capital Appreciation) (AGM Insured)
4.980%, due 01/01/21(13)		1,600,000	990,032
			10,511,190

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Municipal bonds and notes— (concluded)
General obligation — 0.38%
California State Build America Bonds
7.500%, due 04/01/34	1,400,000	1,536,388
Cook County Build America Bonds (Recovery Zone Economic Development)
6.360%, due 11/15/33	1,200,000	1,223,376
		2,759,764
Tobacco — 0.22%
Buckeye Tobacco Settlement Financing Authority (Asset Backed Series Turbo), Series A-2
5.875%, due 06/01/47	500,000	373,940
Tobacco Settlement Funding Corp., Louisiana, Series 2001-B
5.875%, due 05/15/39	1,075,000	1,035,193
Tobacco Settlement Funding Corp., Rhode Island, Series A
6.250%, due 06/01/42	200,000	191,214
		1,600,347
Transportation — 0.77%
Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds)
6.263%, due 04/01/49	1,500,000	1,565,130
Harris County Metropolitan Transportation Authority (Build America Bonds), Series C
6.875%, due 11/01/38	3,100,000	3,243,003
Port Authority of New York & New Jersey Consolidated (One Hundred Fifty-Eight)
5.859%, due 12/01/24	700,000	742,308
		5,550,441
Utilities — 0.26%
Cincinnati Water System Revenue (Build America Bonds), Series B
6.458%, due 12/01/34	100,000	104,826
Metropolitan Water District Southern California (Build America Bonds)
5.906%, due 07/01/25	1,700,000	1,789,777
		1,894,603
Total municipal bonds and notes (cost—$20,884,698)		22,316,345

Number of shares
Preferred stock(14)—0.87%
Commercial banks—0.87%
Wells Fargo & Co. (cost—$3,810,820)	6,400	6,285,184

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Short-term US government obligations—0.16%
US Treasury Bills
0.228%, due 08/26/10(15)	1,120,000	1,119,210
0.182%, due 09/02/10(2),(15)	23,000	22,985
Total short-term US government obligations (cost—$1,142,195)		1,142,195

Repurchase agreement—1.13%
Repurchase agreement dated 04/30/10 with State Street Bank & Trust Co., 0.010% due 05/03/10, collateralized by $8,314,415 US Treasury Bills, zero coupon due 07/22/10; (value—$8,311,089); proceeds: $8,148,007 (cost—$8,148,000)	8,148,000	8,148,000
Total investments before investments sold short (cost — $709,076,340) — 99.39%		719,889,352

Investment sold short—(0.51)%
FNMA TBA*
6.000%, TBA (proceeds—$3,706,719) — (0.51)%	(3,500,000)	(3,736,796)
Other assets in excess of liabilities — 1.12%		8,123,216
Net assets — 100.00%		724,275,772

Aggregate cost for federal income tax purposes before investments sold short, which was substantially the same for book purposes, was $709,076,340; and net unrealized appreciation consisted of:

Gross unrealized appreciation		$28,624,902
Gross unrealized depreciation		(17,811,890)
Net unrealized appreciation		$10,813,012

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	In US Dollars unless otherwise indicated.
(2)	Entire or partial amount delivered to broker as collateral for futures transactions.
(3)	Entire amount pledged as collateral for investments sold short.
(4)	Floating rate security. The interest rate shown is the current rate as of April 30, 2010.
(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 9.74% of net assets as of April 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	Inverse variable rate security. The interest rate shown is the current rate as of April 30, 2010.
(7)	Illiquid securities representing 0.33% of net assets as of April 30, 2010.
(8)	Step-up bond that converts to the noted fixed rate at a designated future date.
(9)	Bond interest in default.
(10)	Variable rate security. The interest rate shown is the current rate as of April 30, 2010, and resets at the next call date.
(11)	Perpetual bond security. The maturity date reflects the next call date.
(12)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.12% of net assets as of April 30, 2010, is considered illiquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(13)	Zero coupon bond. The interest rate shown represents the annualized yield at date of purchase.
(14)	Non cumulative preferred stock. Convertible until 12/31/49.

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

(15)	Rates shown are the discount rates at date of purchase.

AGM	Assured Guaranty Municipal Corporation
ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of April 30, 2010.
CAD	Canadian Dollar
COFI	Cost of Funds Index
DKK	Danish Krone
EUR	Euro
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great Britain Pound
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
GS	Goldman Sachs
MTN	Medium Term Note
NATL-RE	National Reinsurance
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Affiliated issuer activity

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2010.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/09 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)
UBS Private Money Market Fund LLC	16,758,475	242,540,022	259,298,497	—	8,148

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Written options(7)

Number of contracts (000)	Call options written	Counterparty	Pay/receive floating rate	Expiration dates	Premiums received ($)	Current value ($)	Unrealized appreciation ($)
58,700	USD 3 Month LIBOR(16) Interest Rate Swap, strike @ 3.250%	Barclays Bank PLC	Receive	08/31/10	275,890	212,846	63,044
1,200	USD 3 Month LIBOR(16) Interest Rate Swap, strike @ 4.750%	Barclays Bank PLC	Receive	08/31/10	8,790	5,757	3,033
					284,680	218,603	66,077

	Put options written
61,700	USD 3 Month LIBOR(16) Interest Rate Swap, strike @ 3.500%	Citibank N.A.	Receive	06/14/10	431,900	136,215	295,685
1,200	USD 3 Month LIBOR(16) Interest Rate Swap, strike @ 4.500%	Citibank N.A.	Receive	06/14/10	11,250	393	10,857
					443,150	136,608	306,542
					727,830	355,211	372,619

(16)	3 Month LIBOR (USD on London Interbank Offered Rate) at April 30, 2010 was 0.347%.
LIBOR	London Interbank Offered Rate

Currency type abbreviation:
USD	United States Dollar

Written option activity for the nine months ended April 30, 2010 was as follows:

	Number of
	contracts	Premiums
	(000)	received ($)
Options outstanding at July 31, 2009	77,900	518,914
Options written	174,201	1,722,145
Options terminated in closing purchase transactions	(99,900)	(775,039)
Options expired prior to exercise	(29,401)	(738,190)
Options outstanding at April 30, 2010	122,800	727,830

Futures contracts

Number of			Expiration		Current	Unrealized
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	appreciation ($)
172	USD	90 Day Euro Dollar Futures	December 2010	42,232,450	42,645,250	412,800
515	USD	90 Day Euro Dollar Futures	December 2011	125,866,000	126,123,500	257,500
273	USD	90 Day Euro Dollar Futures	March 2011	66,769,325	67,499,250	729,925
303	USD	US Treasury Note 5 Year Futures	June 2010	34,993,367	35,105,390	112,023
128	USD	US Treasury Note 10 Year Futures	June 2010	14,909,875	15,092,000	182,125
				284,771,017	286,465,390	1,694,373

Currency type abbreviation:

USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Forward foreign currency contracts

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Australian Dollar	7,164,000	USD	6,508,494	05/28/10	(102,368)
Canadian Dollar	7,328,000	USD	7,258,946	05/04/10	44,907
Canadian Dollar	7,328,000	USD	7,291,107	07/07/10	77,279
Danish Krone	109,000	USD	19,945	05/10/10	447
Euro	20,122,000	USD	26,966,196	07/26/10	168,637
Great Britain Pound	1,003,000	USD	1,513,527	06/24/10	(20,808)
Japanese Yen	20,414,000	USD	219,182	05/17/10	1,842
Japanese Yen	10,000,000	USD	107,353	05/17/10	887
Japanese Yen	642,017,000	USD	6,899,061	05/17/10	63,745
Mexican Peso	318,429	USD	24,667	09/24/10	(792)
Singapore Dollar	9,304	USD	6,648	09/16/10	(142)
New Taiwan Dollar	734,400	USD	23,090	06/10/10	(464)
New Taiwan Dollar	786,697	USD	24,790	06/10/10	(441)
New Taiwan Dollar	716,000	USD	22,824	10/12/10	(419)
New Taiwan Dollar	326,115	USD	10,427	10/12/10	(159)
United States Dollar	2,464,507	AUD	3,122,000	06/07/10	413,156
United States Dollar	3,597,339	AUD	4,550,000	06/07/10	596,564
United States Dollar	7,291,542	CAD	7,328,000	05/04/10	(77,503)
United States Dollar	10,400,000	CNY	62,712,000	01/28/15	(369,193)
United States Dollar	1,700,000	INR	78,659,000	11/12/10	43,703
United States Dollar	2,493,994	KRW	2,912,361,000	11/12/10	121,531
United States Dollar	4,550,426	KRW	5,327,639,000	11/12/10	234,203
United States Dollar	3,382,257	NOK	19,887,000	05/10/10	(11,947)
United States Dollar	510,000	SGD	719,636	06/16/10	15,152
United States Dollar	1,000,000	SGD	1,420,930	06/16/10	36,921
United States Dollar	238,749	SGD	339,597	06/16/10	9,071
United States Dollar	488	TWD	15,164	10/12/10	4
					1,243,813

Currency type abbrevations:

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
INR	Indian Rupee
KRW	South Korean Won
NOK	Norwegian Krone
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Interest rate swaps

				Rate type
Counterparty	Notional amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)	Upfront payments made ($)	Value ($)	Unrealized appreciation ($)
Citibank N.A.	USD	18,600	12/16/16	0.347	(16)	4.000	(274,350)	1,037,248	762,898
Morgan Stanley Capital Services, Inc.	USD	8,000	12/16/16	0.347	(16)	4.000	(234,860)	446,128	211,268
Royal Bank of Scotland PLC	USD	3,100	06/16/15	0.347	(16)	4.000	(126,945)	189,456	62,511	(7)
							(636,155)	1,672,832	1,036,677

USD                       United States Dollar

Credit default swaps on corporate issues—buy protection(17)

	Notional			Rate type						Unrealized
Counterparty	amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments made ($)	Value ($)	appreciation (depreciation) ($)
Barclays Bank PLC	USD	3,100	09/20/15	7.150	(18)	0.000	(19)	—	(857,570)	(857,570)
Citibank N.A.	USD	5,000	12/20/11	2.470	(18)	0.000	(20)	—	(162,471)	(162,471)
Citibank N.A.	USD	300	12/20/13	3.400	(18)	0.000	(21)	—	(22,045)	(22,045)
Credit Suisse First Boston	USD	1,400	03/20/13	1.450	(18)	0.000	(22)	—	(40,505)	(40,505)
Deutsche Bank AG	USD	3,200	12/20/17	1.020	(18)	0.000	(23)	—	81,516	81,516
Deutsche Bank AG	USD	1,000	06/20/18	1.370	(18)	0.000	(24)	(45,996)	29,606	(16,390)
Deutsche Bank AG	USD	8,400	09/20/18	0.820	(18)	0.000	(25)	—	154,061	154,061
								(45,996)	(817,408)	(863,404)

(17)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(18)	Payments are made based on the notional amount.
(19)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Macy’s Retail Holdings, Inc. bond, 8.875%, due 07/15/15.
(20)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Wachovia Corp. bond, 5.300%, due 10/15/11.
(21)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Valero Energy Corp. bond, 8.750%, due 06/15/30.
(22)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Historic TW, Inc. bond, 9.125%, due 01/15/13.
(23)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Bank of America Corp. bond, 5.750%, due 12/01/17.
(24)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Merrill Lynch & Co. bond, 6.875%, due 04/25/18.
(25)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Cameron International Corp. bond, 6.375%, due 07/15/18.

USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Credit default swaps on corporate issues—sell protection(26)

	Notional			Rate type						Unrealized
Counterparty	amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received ($)	Value ($)	appreciation (depreciation) ($)		Credit spread (%)(27)
Barclays Bank PLC	USD	2,800	09/20/10	0.000	(28)	1.000	(29)	5,721	996	6,717	(7)	0.91
Barclays Bank PLC	USD	3,900	03/20/13	0.000	(30)	2.029	(29)	—	79,695	79,695		1.30
BNP Paribas	USD	1,000	12/20/12	0.000	(31)	2.870	(29)	—	(14,709)	(14,709)		3.47
Citibank N.A.	USD	1,800	03/20/14	0.000	(32)	5.000	(29)	88,920	205,883	294,803		1.90
Deutsche Bank AG	USD	1,000	12/20/12	0.000	(31)	2.900	(29)	—	(13,974)	(13,974)		3.47
Deutsche Bank AG	USD	3,000	03/20/13	0.000	(30)	2.073	(29)	—	64,914	64,914		1.30
Deutsche Bank AG	USD	1,700	03/20/15	0.000	(33)	1.000	(29)	(27,689)	50,618	22,929	(7)	0.36
								66,952	373,423	440,375

(26)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(27)

Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(28)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the RSHB Capital SA bond, 6.299%, due 05/15/17.
(29)	Payments received are based on the notional amount.
(30)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the MetLife, Inc. bond, 5.000%, due 06/15/15.
(31)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the SLM Corp. bond, 5.125%, due 08/27/12.
(32)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the El Paso Corp. bond, 6.875%, due 06/15/14.
(33)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Australian Government bond, 6.500%, due 05/15/23.

USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	195,423,769	—	195,423,769
Government national mortgage association certificates	—	248,179	—	248,179
Federal home loan mortgage corporation certificates	—	277,162	1,477,861	1,755,023
Federal housing administration certificates	—	—	67,842	67,842
Federal national mortgage association certificates	—	22,353,309	120,762	22,474,071
Collateralized mortgage obligations	—	202,345,490	375,373	202,720,863
Asset-backed securities	—	23,210,713	—	23,210,713
Corporate notes	—	202,101,557	—	202,101,557
Loan assignments	—	5,022,368	—	5,022,368
Non-US government obligations	—	28,973,243	—	28,973,243
Municipal bonds and notes	—	22,316,345	—	22,316,345
Preferred stock	—	6,285,184	—	6,285,184
Short-term US government obligations	—	1,142,195	—	1,142,195
Repurchase agreement	—	8,148,000	—	8,148,000
Federal national mortgage association certificate sold short	—	(3,736,796)	—	(3,736,796)
Other financial instruments, net(34)	1,694,373	2,230,080	—	3,924,453
Total	1,694,373	716,340,798	2,041,838	720,077,009

(34)                            Other financial instruments include written options, open futures contracts, forward foreign currency contracts and open swap agreements.

UBS PACE® Select Advisors Trust

UBS PACE® Strategic Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the nine months ended April 30, 2010:

	Federal home loan mortgage corporation certificates ($)	Federal housing administration certificates ($)	Federal national mortgage association certificates ($)	Collateralized mortgage obligations ($)	Total ($)
Beginning balance	1,512,265	104,298	149,678	3,395,174	5,161,415
Net purchases/(sales)	(34,188)	(36,658)	(25,615)	(613,933)	(710,394)
Accrued discounts/(premiums)	—	(2,898)	—	—	(2,898)
Total realized gain/(loss)	—	—	—	—	—
Net change in unrealized appreciation/(depreciation)	(216)	3,100	(3,301)	112,216	111,799
Net transfers in/(out) of Level 3	—	—	—	(2,518,084)	(2,518,084)
Ending balance	1,477,861	67,842	120,762	375,373	2,041,838

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2010 was $(2,586).

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	85.9
France	2.4
United Kingdom	1.6
South Korea	1.4
Netherlands	1.3
Canada	1.2
Qatar	0.9
Denmark	0.9
Brazil	0.9
Australia	0.8
Singapore	0.8
Spain	0.6
Switzerland	0.4
United Arab Emirates	0.4
Mexico	0.4
Chile	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2010.

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Municipal bonds and notes—98.78%
Alabama — 0.67%
Birmingham Waterworks Board Water Revenue Series A (Assured Guaranty Insured)
5.000%, due 01/01/24	2,005,000	2,150,563

Alaska — 2.82%
Alaska Housing Finance Corp. General Housing Series C (NATL-RE Insured)
5.000%, due 12/01/13	1,110,000	1,222,521
Alaska Housing Finance Corp. Mortgage Series A-2
5.650%, due 12/01/10(1)	970,000	972,376
Alaska International Airports Revenue Refunding Series A (NATL-RE Insured)
5.500%, due 10/01/15(1)	3,500,000	3,797,325
North Slope Boro Series A (NATL-RE Insured)
5.000%, due 06/30/16	2,000,000	2,264,600
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement Asset-Backed Bonds Series A
4.625%, due 06/01/23	790,000	781,184
		9,038,006
Arizona — 1.21%
Arizona State Transportation Board Excise Tax Revenue Maricopa County Regional Area Road Fund
5.000%, due 07/01/15	2,000,000	2,292,160
San Manuel Entertainment Series 04-C
4.500%, due 12/01/16(2)	1,800,000	1,571,706
		3,863,866
Arkansas — 0.00%
Springdale Residential Housing Mortgage Series A (FNMA Collateralized)
7.650%, due 09/01/11	682	698

California — 11.23%
California State
5.000%, due 03/01/17	2,000,000	2,185,940
5.000%, due 08/01/19	3,000,000	3,227,640
5.250%, due 10/01/20	1,000,000	1,100,730
5.500%, due 04/01/21	3,000,000	3,303,480
California State Economic Recovery Refunding Series A
5.000%, due 07/01/20	3,000,000	3,345,240
California Statewide Communities Development Authority Pollution Control Revenue Refunding Southern California Edison Company Series A (Mandatory Put 04/01/13 @ 100) (XL Capital Insured)
4.100%, due 04/01/28	1,000,000	1,048,790
California Statewide Communities Development Authority Revenue Kaiser Permanente Series A
5.000%, due 04/01/19	3,000,000	3,234,300

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Municipal bonds and notes— (continued)
California— (concluded)
California Statewide Communities Development Authority Revenue St. Joseph Series F (AGM Insured)
5.250%, due 07/01/18	1,500,000	1,662,555
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Asset-Backed Senior Series A-1
4.500%, due 06/01/27	5,915,000	5,412,107
Los Angeles Wastewater System Revenue Refunding Series A (NATL-RE-FGIC Insured)
6.000%, due 06/01/22	2,000,000	2,459,900
Sacramento Utility District Electric Revenue, White Rock Project (Escrowed to Maturity)
6.800%, due 05/01/10	50,000	50,009
San Diego Public Facilities Financing Authority Sewer Revenue Senior Series A
5.000%, due 05/15/25	2,500,000	2,680,225
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue Asset-Backed Bonds Series A-1
4.750%, due 06/01/23	825,000	767,044
Tuolumne Wind Project Authority Revenue Tuolumne Co. Project Series A
5.250%, due 01/01/24	2,590,000	2,731,802
University of California Revenue Series Q
5.250%, due 05/15/23	2,500,000	2,774,475
		35,984,237
Delaware — 0.54%
Delaware State Series 2009B
5.000%, due 01/01/17	1,500,000	1,739,985

District of Columbia — 0.33%
Metropolitan Airport Authority System Refunding Series A (NATL-RE-FGIC Insured)
5.750%, due 10/01/14(1)	1,000,000	1,059,480

Florida — 7.61%
Citizens Property Insurance Corp. Refunding Senior Secured High Risk Account Series A (NATL-RE Insured)
5.000%, due 03/01/14	2,000,000	2,114,380
Citizens Property Insurance Corp. Senior Secured High Account Series A-1
5.500%, due 06/01/14	1,000,000	1,071,530
Citizens Property Insurance Corp. Senior Secured High Risk Series A-1
5.000%, due 06/01/15	1,600,000	1,689,040
Florida Department of Children’s & Family Services Certificates of Participation (Florida Civil Commitment Center) (NATL-RE Insured)
5.000%, due 04/01/14	1,065,000	1,183,790

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Municipal bonds and notes— (continued)
Florida— (concluded)
Florida State Board of Education Lottery Revenue Refunding Series C
5.000%, due 07/01/16	1,000,000	1,123,820
Florida State Municipal Power Agency Revenue All Requirements Power Series A
5.250%, due 10/01/20	1,555,000	1,733,654
5.250%, due 10/01/21	2,000,000	2,186,880
Gainesville Utilities Systems Revenue Series B
6.500%, due 10/01/12	1,795,000	2,018,424
Miami-Dade County Water & Sewer Revenue Refunding Series C
5.250%, due 10/01/18	2,000,000	2,264,180
Miami-Dade County Water & Sewer Revenue Refunding Systems Series B (AGM Insured)
5.250%, due 10/01/18	2,500,000	2,841,975
Orlando & Orange County Expressway Authority Expressway Revenue Junior Lien (NATL-RE-IBC/FGIC Insured)
8.250%, due 07/01/16	2,595,000	3,318,226
Tampa Utilities Tax & Special Revenue Refunding Series B (AMBAC Insured)
5.750%, due 10/01/15	1,000,000	1,157,870
Tampa-Hillsborough County Expressway Authority Revenue (AMBAC Insured)
5.000%, due 07/01/14	1,535,000	1,690,480
		24,394,249
Georgia — 1.88%
De Kalb County Water & Sewer Revenue Refunding Series B
5.250%, due 10/01/24	2,000,000	2,381,060
Fulton De Kalb Hospital Authority Hospital Revenue Refunding Certificates (AGM Insured)
5.250%, due 01/01/15	2,000,000	2,224,320

Gwinnett County Development Authority Certificates of Participation, Gwinnett County Public Schools Project (Pre-refunded with State and Local Government Securities to 01/01/14 @ 100) (NATL-RE Insured)

5.250%, due 01/01/20	1,250,000	1,417,675
		6,023,055
Guam — 0.32%
Guam Education Financing Foundation Certificates of Participation, Guam Public Schools Project Series A
5.000%, due 10/01/12	1,000,000	1,021,980

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Municipal bonds and notes— (continued)
Hawaii — 0.33%
Hawaii State Harbor Systems Revenue Series A (AGM Insured)
5.000%, due 01/01/13(1)	1,000,000	1,063,600

Idaho — 0.17%
Idaho Housing & Finance Association Single-Family Mortgage
Series G-2, Class III
5.950%, due 07/01/19(1)	425,000	441,520
Subseries D-3
5.150%, due 07/01/13(1)	95,000	96,630
		538,150
Illinois — 7.50%
Chicago (Pre-refunded with State and Local Government Securities to 01/01/14 @ 100) Series A (AGM Insured)
5.000%, due 01/01/34	2,000,000	2,259,680
Cook County Forest Preservation District (AMBAC Insured)
5.000%, due 11/15/19	5,180,000	5,802,480
Illinois Development Finance Authority Revenue DePaul University Series C
5.500%, due 10/01/13	1,000,000	1,099,440
Illinois Development Finance Authority Revenue School District Program School District No. U-46 (AGM Insured)
5.150%, due 01/01/19	2,000,000	2,225,860
Illinois Educational Facilities Authority Revenue Evangelical Hospital Series A (Escrowed to Maturity)
6.750%, due 04/15/17	660,000	794,218
Illinois Health Facilities Authority Revenue University of Chicago Hospital & Health (NATL-RE Insured)
5.000%, due 08/15/12	2,000,000	2,145,480
Illinois Municipal Electric Agency Power Supply Refunding Series C (NATL-RE-FGIC Insured)
5.000%, due 02/01/16	1,200,000	1,330,236
llinois State Refunding
5.000%, due 01/01/22	2,500,000	2,639,125
Regional Transportation Authority Series A (AGM Insured)
5.750%, due 06/01/18	3,000,000	3,502,050
Springfield Electric Revenue Senior Lien Electric
5.000%, due 03/01/16	2,000,000	2,242,180
		24,040,749
Indiana — 1.55%
Carmel Industry School Building Corp. First Mortgage (Pre-refunded with State and Local Government Securities to 07/15/13 @ 100) (NATL-RE Insured)
5.000%, due 07/15/20	1,800,000	2,019,330

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Municipal bonds and notes— (continued)
Indiana— (concluded)
Indiana State Finance Authority Environmental Facilities Revenue Refunding Industrial Power & Light Co. Series C
4.900%, due 01/01/16	1,500,000	1,608,675
Indiana University Revenues Student Fees Series S
5.000%, due 08/01/19	1,185,000	1,336,289
		4,964,294
Iowa — 1.13%
Iowa Finance Authority Revenue Revolving Fund
5.250%, due 02/01/14	3,310,000	3,610,250

Kentucky — 0.49%
Louisville & Jefferson County Regional Airport Authority Airport Systems Revenue Series A (AGM Insured)
5.750%, due 07/01/13(1)	1,505,000	1,573,884

Louisiana — 1.81%
Jefferson Parish Home Mortgage Authority Single-Family Mortgage Revenue Series A (GNMA/FNMA and FHA/VA/USDA Mortgages Insured)
5.125%, due 06/01/26(1)	875,000	909,239
Louisiana Public Facilities Authority Revenue Hurricane Recovery Project (AMBAC Insured)
5.000%, due 06/01/15	2,880,000	3,164,745
New Orleans Aviation Board Revenue New Orleans Aviation Series B2 Refunding (AGM Insured)
5.000%, due 01/01/12(1)	1,655,000	1,734,407
		5,808,391
Maryland — 0.71%
Maryland State & Local Facilities Lien First Series
5.000%, due 08/01/15	2,000,000	2,280,920

Massachusetts — 4.68%
Massachusetts Bay Transportation Authority Massachusetts Sales Tax Revenue
Series A
5.000%, due 07/01/22	2,000,000	2,320,980
Series B
5.250%, due 07/01/21	6,000,000	7,103,880
Massachusetts Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology Series M
5.250%, due 07/01/29	1,000,000	1,191,540
Massachusetts Health & Educational Facilities Authority Revenue Partners Healthcare Systems Series G-5
5.000%, due 07/01/19	1,000,000	1,079,850

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Municipal bonds and notes— (continued)
Massachusetts— (concluded)
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Waste Management Income Project
5.450%, due 06/01/14(1)	2,000,000	2,137,000
Massachusetts State Water Resources Authority Refunding General Series B
5.000%, due 08/01/15	1,000,000	1,151,820
		14,985,070
Michigan — 3.04%
Detroit Sewer Disposal Revenue Refunding Senior Lien Series C-1
6.500%, due 07/01/24	2,250,000	2,499,120
Detroit Sewer Disposal Revenue Second Lien Series D-2 (Mandatory Put 01/01/12 @ 100) (NATL-RE Insured)
5.500%, due 07/01/32(3)	2,000,000	2,084,060
Detroit Sewer Disposal Revenue Senior Lien Series A (AGM Insured)
5.250%, due 07/01/19	2,500,000	2,686,100
Michigan State Housing Development Authority Series A
4.550%, due 12/01/14(1)	2,395,000	2,480,789
		9,750,069
Minnesota — 0.01%
Moorhead Residential Mortgage (Escrowed to Maturity) (FHA/VA Insured)
7.100%, due 08/01/11	15,000	15,886

Missouri — 2.95%
Missouri State Health & Educational Facilities Authority Health Facilities Revenue St. Lukes Health Systems Series A (AGM Insured)
5.000%, due 11/15/16	2,000,000	2,196,460
5.000%, due 11/15/17	2,500,000	2,733,300
Missouri State Highways & Transit Commission State Road Revenue Second Lien
5.000%, due 05/01/16	2,000,000	2,307,580
Springfield Public Building Corp. Leasehold Revenue Springfield Branson Airport Series B (AMBAC Insured)
5.000%, due 07/01/13(1)	2,075,000	2,227,533
		9,464,873
Nevada — 0.52%
Las Vegas Valley Water District Refunding & Improvement Series A
5.000%, due 02/01/17	1,500,000	1,679,160

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Municipal bonds and notes— (continued)
New Jersey — 0.65%
New Jersey Transportation Trust Fund Authority Transportation System Series B (AGC-ICC/FGIC Insured)
5.500%, due 12/15/20	1,500,000	1,718,595
Tobacco Settlement Financing Corp. Series 1-A
4.500%, due 06/01/23	380,000	362,953
		2,081,548
New York — 5.39%
New York City Industrial Development Agency Special Facility Revenue Terminal One Group Association Project
5.000%, due 01/01/11(1)	4,000,000	4,075,240
New York City Transitional Finance Authority Revenue Refunding Future Tax Secured Series A
5.500%, due 11/01/26(3)	2,000,000	2,129,340
New York State Dorm Authority Lease Revenue Series B (Mandatory Put 07/01/13 @ 100) (XL Capital Insured)
5.250%, due 07/01/32(3)	1,500,000	1,661,145
New York State Dorm Authority State Personal Income Tax Revenue Education Series D
5.000%, due 03/15/15	2,500,000	2,862,175
Port Authority of New York & New Jersey (NATL-RE-FGIC Insured)
5.000%, due 10/01/13(1)	6,000,000	6,554,520
		17,282,420
North Carolina — 1.81%
Iredell County Certificates of Participation Iredell County School Project (AGM Insured)
5.250%, due 06/01/15	1,000,000	1,147,640
North Carolina Capital Facilities Finance Agency Revenue Duke University Project (Pre-refunded with State and Local Government Securities to 10/01/12 @ 100) Series A
5.125%, due 07/01/42	2,700,000	2,972,376
North Carolina State Refunding Series E
5.000%, due 02/01/13	1,510,000	1,674,228
		5,794,244
Ohio — 2.67%
Cleveland Waterworks Revenue Refunding First Mortgage Series G (NATL-RE Insured)
5.500%, due 01/01/13	1,555,000	1,624,757
Franklin County Revenue Refunding Trinity Health Credit Series A
5.000%, due 06/01/11	1,180,000	1,232,298
Kent State University Revenue General Receipts Series B (Assured Guaranty Insured)
5.000%, due 05/01/21	3,000,000	3,274,710

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Municipal bonds and notes— (continued)
Ohio— (concluded)
Ohio Housing Finance Agency Mortgage Revenue Residential Series B-2 (GNMA Collateralized)
5.350%, due 09/01/18(1)	245,000	250,209
Ohio State Water Development Authority Water Pollution Control Revenue Loan Fund (Pre-refunded with State and Local Government Securities to 06/01/12 @ 100)
5.050%, due 12/01/21	2,000,000	2,176,480
		8,558,454
Oklahoma — 0.35%
Oklahoma Department of Transportation Revenue Grant Anticipation Notes Series A
5.000%, due 09/01/13	1,000,000	1,113,460

Oregon — 0.36%
Oregon State Department of Transportation Highway User Tax Revenue Series A
5.250%, due 11/15/14	1,000,000	1,159,280

Pennsylvania — 3.34%
Allegheny County Sanitation Authority Sewer Revenue (Pre-refunded with US Government Securities and a Repurchase Agreement to 12/01/10 @ 101) (NATL-RE Insured)
5.750%, due 12/01/15	800,000	830,048
Lancaster Sewer Authority (Escrowed to Maturity)
6.000%, due 04/01/12	20,000	21,285
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding Philadelphia Funding Program
5.000%, due 06/15/17	2,000,000	2,258,380
Pennsylvania State Higher Educational Facilties Authority Revenue University of Pennsylvania Series A
5.000%, due 09/01/17	1,150,000	1,325,996
Pennsylvania Third Series (AGM Insured)
5.000%, due 09/01/15	2,000,000	2,242,400
Philadelphia Water & Wastewater Revenue Refunding Series A
5.000%, due 06/15/15	1,500,000	1,665,180
University of Pittsburgh of the Commonwealth System of Higher Education Capital Project Series B
5.500%, due 09/15/21	2,000,000	2,348,820
		10,692,109
Puerto Rico — 5.55%
Puerto Rico Commonwealth Government Development Bank Senior Notes
Series B
5.000%, due 12/01/14	1,500,000	1,614,345
Series C
5.250%, due 01/01/15(1)	1,000,000	1,040,600

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Municipal bonds and notes— (continued)
Puerto Rico— (concluded)
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Refunding Series CC
5.000%, due 07/01/13	1,070,000	1,144,098
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue (Assured Guaranty AGM)
5.500%, due 07/01/25	2,000,000	2,199,480
Puerto Rico Commonwealth Refunding Series A (Mandatory Put 07/01/12 @ 100)
5.000%, due 07/01/30(3)	1,000,000	1,039,310
Puerto Rico Public Buildings Authority Revenue Guaranteed Refunding Government Facilities Series J (Mandatory Put 07/01/12 @ 100) (Commonwealth GTD)
5.000%, due 07/01/28(3)	3,000,000	3,079,170
Puerto Rico Public Finance Corp. Refunding Commonwealth Appropriations Series A (Mandatory Put 02/01/12 @ 100) (Government Development Bank for Puerto Rico Insured)
5.750%, due 08/01/27(3)	3,250,000	3,375,157
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue First Sub- Series A
5.500%, due 08/01/23	4,000,000	4,304,120
		17,796,280
South Carolina — 0.71%
Richland County School District No. 002 Series A (SCSDE Insured)
5.000%, due 02/01/21	2,000,000	2,277,420

South Dakota — 0.60%
South Dakota Health & Educational Facilities Authority Revenue Refunding Prairie Lakes Health Care (ACA/CBI Insured)
5.450%, due 04/01/13	1,915,000	1,918,122

Tennessee — 3.10%
Clarksville Natural Gas Acquisition Corp. Gas Revenue
5.000%, due 12/15/14	2,000,000	2,110,200
Memphis Electric System Revenue Refunding Sub
5.000%, due 12/01/15	2,625,000	3,021,979
Metropolitan Government Nashville & Davidson County Water Sewer Revenue Cab Converter Refunding (NATL-RE-FGIC/TCRs)
7.700%, due 01/01/12	4,455,000	4,783,378
		9,915,557
Texas — 14.58%
Aldine Independent School District School Building (PSF-GTD)
5.000%, due 02/15/19	1,435,000	1,635,914

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Municipal bonds and notes— (continued)
Texas— (continued)
Cypress-Fairbanks Independent School District Refunding (PSF-GTD)
5.000%, due 02/15/22	2,000,000	2,178,700
Cypress-Fairbanks Independent School District Schoolhouse (PSF-GTD)
5.000%, due 02/15/18	2,500,000	2,848,700
Dallas-Fort Worth International Airport Revenue Refunding & Improvement Series A (NATL-RE-FGIC Insured)
5.750%, due 11/01/13(1)	2,000,000	2,116,140
Dickinson Independent School District Refunding Schoolhouse (PSF-GTD)
5.000%, due 02/15/23	1,920,000	2,042,285
Fort Worth Independent School District (PSF-GTD)
5.000%, due 02/15/15	2,000,000	2,298,940
Harris County Flood Control District Refunding Contract Series A
5.250%, due 10/01/18	2,000,000	2,350,460
Harris County Hospital District Revenue Refunding Senior Lien Series A (NATL-RE Insured)
5.000%, due 02/15/18	1,675,000	1,774,579
Houston Texas Airport Systems Revenue (Escrowed to Maturity)
7.600%, due 07/01/10	45,000	45,494
Houston Utilities Systems Revenue Refunding Combined First Lien Series A (AGM Insured)
5.250%, due 11/15/17	2,500,000	2,896,475
Katy Independent School District School Building Series A (Pre-refunded with FHLMC, FNMA and US Government obligations to 02/15/13 @ 100) (PSF-GTD)
5.000%, due 02/15/14	2,000,000	2,214,420
Keller Independent School District Refunding (PSF-GTD)
5.000%, due 08/15/16	1,500,000	1,701,045
Lower Colorado River Authority Refunding LCRA Transmission Services (BHAC Insured)
5.000%, due 05/15/20	1,765,000	1,949,795
North East Independent School District School Building Series A (PSF-GTD)
5.000%, due 08/01/21	2,000,000	2,229,640
North Texas Health Facilities Development Corp. Hospital Revenue United Regional Health Care Systems (AGM Insured)
5.000%, due 09/01/21	1,450,000	1,486,308
5.000%, due 09/01/22	1,400,000	1,429,820
Pasadena Independent School District Refunding (PSF-GTD)
5.000%, due 02/15/19	2,000,000	2,288,400
Round Rock Independent School District (PSF-GTD)
5.000%, due 08/01/16	2,750,000	3,182,300
San Antonio Electric & Gas Refunding Series A
5.000%, due 02/01/17	1,295,000	1,482,762

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Municipal bonds and notes— (continued)
Texas— (concluded)
Schertz-Cibolo-Universal City Independent School District School Building Series A (PSF-GTD)
5.000%, due 02/01/14	1,500,000	1,693,365
Texas Municipal Power Agency Revenue (Escrowed to Maturity) (NATL-RE Insured)
6.100%, due 09/01/13(4)	25,000	23,750
Texas Water Development Board Revenue State Revolving Fund Subseries A-1
5.000%, due 07/15/24	1,885,000	2,108,033
Tyler Independent School District School Building
5.000%, due 02/15/18	2,165,000	2,469,096
University of Texas University Revenues Refunding Financing System
Series D (Pre-refunded with State and Local Government Securities to 02/15/17 @ 100)
5.000%, due 08/15/17	1,805,000	2,060,137
Series D Unrefunded Balance
5.000%, due 08/15/17	195,000	224,113
		46,730,671
Utah — 0.56%
Riverton Hospital Revenue IHC Health Services, Inc.
5.000%, due 08/15/15	1,200,000	1,349,052
Utah State Housing Finance Agency Single-Family Mortgage Series G-3, Class III
5.700%, due 07/01/15(1)	425,000	437,083
		1,786,135
Virginia — 1.36%
Fairfax County Economic Development Authority Resource Recovery Revenue Refunding Series A (AMBAC Insured)
6.100%, due 02/01/11(1)	2,000,000	2,076,540
Virginia College Building Authority Educational Facilities Revenue 21st Century College & Equipment (Pre-refunded with State and Local Government Securities to 02/01/14 @ 100) Series A
5.000%, due 02/01/21	2,000,000	2,265,820
		4,342,360
Washington — 5.93%
Energy Northwest Electric Revenue Columbia Station Series A
5.000%, due 07/01/23	2,500,000	2,707,800
Energy Northwest Electric Revenue Refunding Columbia Station Series A
5.000%, due 07/01/21	2,000,000	2,187,120
Energy Northwest Electric Revenue Refunding Project 1 Series A
5.000%, due 07/01/16	1,515,000	1,739,583
Energy Northwest Electric Revenue Refunding Project 3 Series A
5.500%, due 07/01/13	1,000,000	1,131,310

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount	Value ($)
Municipal bonds and notes— (concluded)
Washington— (concluded)
Washington Health Care Facilities Authority Overlake Hospital Medical Center Series A (Assured Guaranty Insured)
5.000%, due 07/01/16	1,000,000	1,056,750
Washington State Public Power Supply Systems Nuclear Project No. 1 Revenue Refunding Series B
7.125%, due 07/01/16	3,000,000	3,753,480
Washington State
Series 93-A (Escrowed to Maturity)
5.750%, due 10/01/12	10,000	10,664
Series A-Various Purpose
5.000%, due 07/01/17	2,130,000	2,451,055
5.000%, due 07/01/20	2,625,000	2,968,245
Washington State Unrefunded Balance Series 93-A (AGM Insured)
5.750%, due 10/01/12	940,000	994,699
		19,000,706
Wyoming — 0.32%
Sweetwater County Improvement Projects Joint Powers Board Lease Revenue Bonds (NATL-RE Insured)
5.000%, due 06/15/13	1,000,000	1,036,430
Total municipal bonds and notes (cost—$305,215,371)		316,536,611

	Number of shares
Tax-free money market fund—0.47%
State Street Global Advisors Tax Free Money Market Fund (cost—$1,514,986)	1,514,986	1,514,986
Total investments (cost — $306,730,357) — 99.25%		318,051,597
Other assets in excess of liabilities — 0.75%		2,417,505
Net assets — 100.00%		320,469,102

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $306,730,357; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$12,536,796
Gross unrealized depreciation	(1,215,556)
Net unrealized appreciation	$11,321,240

(1)	Security subject to Alternative Minimum Tax.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.49% of net assets as of April 30, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Floating rate security. The interest rate shown is the current rate as of April 30, 2010.
(4)	Zero coupon bond. The interest rate represents the annualized yield at date of purchase.

ACA	American Capital Access
AGC	Associated General Contrators
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation

UBS PACE® Select Advisors Trust

UBS PACE® Municipal Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

BHAC	Berkshire Hathaway Assurance Corporation
CBI	Certificates of Bond Insurance
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTD	Guaranteed
IBC	Insured Bond Certificate
ICC	International Code Council
NATL-RE	National Reinsurance
PSF	Permanent School Fund
SCSDE	South Carolina School District Enhancement
TCRs	Transferable Custodial Receipts
USDA	United States Department of Agriculture
VA	Veterans Administration

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	316,536,611	—	316,536,611
Tax-free money market fund	—	1,514,986	—	1,514,986
Total	—	318,051,597	—	318,051,597

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2010.

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Long-term global debt securities —97.19%
Australia — 0.24%
BHP Billiton Finance
4.125%, due 05/05/11	EUR	900,000	1,231,642

Brazil — 0.38%
Federal Republic of Brazil
8.000%, due 01/15/18	USD	484,444	563,408
11.000%, due 08/17/40	USD	1,000,000	1,335,000
			1,898,408
Canada — 3.16%
Canadian Government Bond
3.750%, due 06/01/19		10,040,000	10,018,849
Toronto-Dominion Bank
5.375%, due 05/14/15	EUR	4,000,000	5,971,126
			15,989,975
Denmark — 4.77%
Kingdom of Denmark
4.000%, due 11/15/15		11,760,000	2,260,479
4.000%, due 11/15/17		91,800,000	17,501,308
5.000%, due 11/15/13		14,180,000	2,807,858
Nykredit A/S
4.000%, due 01/01/12		8,613,000	1,588,305
			24,157,950
France — 5.90%
BNP Paribas
3.125%, due 12/06/15(2)		750,000	1,000,746
Caisse d’Amortissement de la Dette Sociale
3.625%, due 04/25/15		10,325,000	14,543,884
Credit Agricole (London)
5.971%, due 01/02/18		3,000,000	4,450,500
Electricite De France
5.375%, due 05/29/20		1,000,000	1,502,336
Republic of France
4.000%, due 04/25/55		1,250,000	1,702,808
5.750%, due 10/25/32		2,520,000	4,303,918
Societe Generale
5.250%, due 03/28/13		1,000,000	1,445,664
6.125%, due 08/20/18		600,000	901,364
			29,851,220
Germany — 20.19%
Bayerische Landesbank
4.000%, due 01/16/12		7,340,000	10,223,213
Bundesobligation,
Series 152
3.500%, due 04/12/13		940,000	1,337,433
Series 155
2.500%, due 10/10/14		8,360,000	11,474,420
Series 156
2.500%, due 02/27/15		1,680,000	2,295,307

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Long-term global debt securities— (continued)
Germany— (concluded)
Bundesrepublik Deutschland,
Series 02
5.000%, due 01/04/12		1,900,000	2,711,062
Series 05
3.500%, due 01/04/16		2,250,000	3,201,721
Series 06
3.750%, due 01/04/17		1,800,000	2,586,805
Series 08
4.750%, due 07/04/40		2,200,000	3,489,690
Series 09
3.250%, due 01/04/20		12,700,000	17,311,856
3.500%, due 07/04/19		800,000	1,114,732
3.750%, due 01/04/19		12,630,000	17,957,695
Series 98
5.625%, due 01/04/28		1,950,000	3,275,604
Daimler AG
4.125%, due 01/19/17		1,100,000	1,497,737
DEFPA Deutsche Pfandbriefbank AG
4.000%, due 03/15/13		6,605,000	9,274,012
Deutsche Bank AG
3.625%, due 03/09/17(2)		2,250,000	3,007,913
HeidelbergCement AG
7.500%, due 10/31/14		800,000	1,114,423
Kreditanstalt Fuer Wiederaufbau
5.250%, due 07/04/12		4,100,000	5,908,499
NRW Bank
3.875%, due 01/27/20		2,300,000	3,199,607
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
8.125%, due 12/01/17		900,000	1,234,254
			102,215,983
India — 0.10%
Bank of India London
4.750%, due 09/30/15	USD	200,000	200,484
ICICI Bank Ltd.
5.500%, due 03/25/15	USD	300,000	309,816
			510,300
Indonesia — 0.09%
Republic of Indonesia
5.875%, due 03/13/20	USD	450,000	467,437

Ireland — 0.16%
Smurfit Kappa Acquisitions
7.250%, due 11/15/17		600,000	826,830

Italy — 0.97%
Intesa Sanpaolo SpA
3.875%, due 04/01/15		3,600,000	4,931,566

Japan — 17.64%
Bank of Tokyo-Mitsubishi UFJ
3.500%, due 12/16/15(2)	EUR	2,300,000	3,064,187
3.850%, due 01/22/15(3)	USD	1,900,000	1,966,964

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Long-term global debt securities — (continued)
Japan— (concluded)
Development Bank of Japan
1.750%, due 03/17/17		130,000,000	1,466,147
2.300%, due 03/19/26		500,000,000	5,564,923
Government of Japan
1.300%, due 12/20/18		549,000,000	5,954,793
1.700%, due 12/20/16		1,755,000,000	19,862,355
1.700%, due 03/20/17		360,600,000	4,079,830
2.000%, due 03/20/16		2,906,000,000	33,416,695
2.000%, due 12/20/24		685,000,000	7,538,106
2.200%, due 09/20/26		159,700,000	1,779,005
2.300%, due 12/20/36		380,000,000	4,170,692
Japan Finance Corp. Municipal Enterprises
1.900%, due 06/22/18		40,000,000	453,787
			89,317,484
Luxembourg — 2.13%
European Investment Bank
6.000%, due 12/07/28	GBP	3,200,000	5,751,302
Gaz Capital SA
8.125%, due 02/04/15		2,000,000	3,042,363
John Deere Bank SA
6.000%, due 06/23/11		1,000,000	1,391,483
Prologis International Funding SA
5.875%, due 10/23/14		450,000	597,655
			10,782,803
Mexico — 2.90%
Mexican Bonos
8.500%, due 12/13/18		140,200,000	12,620,044
Petroleos Mexicanos
5.500%, due 01/09/17	EUR	350,000	491,638
United Mexican States
5.500%, due 02/17/20	EUR	1,100,000	1,576,343
			14,688,025
Netherlands — 3.12%
Bank Nederlandse Gemeenten
3.750%, due 12/16/13		200,000	282,218
4.375%, due 01/19/15	GBP	660,000	1,061,176
ENBW International Finance BV
4.875%, due 01/16/25		1,580,000	2,273,395
Generali Finance BV
6.214%, due 06/16/16(4),(5)	GBP	550,000	748,960
Government of the Netherlands
5.500%, due 01/15/28		1,830,500	3,013,621
ING Bank N.V.
6.125%, due 05/29/23(2)		800,000	1,147,284
RWE Finance BV
5.125%, due 07/23/18		3,400,000	5,056,657
Urenco Finance N.V.
5.375%, due 05/22/15		1,500,000	2,225,611
			15,808,922

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Long-term global debt securities — (continued)
Norway— 0.56%
DnB NOR Boligkreditt
3.375%, due 01/20/17	EUR	2,100,000	2,836,660

Peru — 0.12%
Republic of Peru
6.550%, due 03/14/37	USD	550,000	589,050

Philippines — 0.11%
Republic of Philippines
6.375%, due 10/23/34	USD	550,000	547,250

Russia — 0.91%
Gaz Capital (Gazprom)
4.560%, due 12/09/12	EUR	3,200,000	4,377,807
8.625%, due 04/28/34	USD	100,000	117,000
Russian Foreign Bond
5.000%, due 04/29/20	USD	100,000	97,875
			4,592,682
Singapore — 0.99%
DBS Bank Ltd.
5.000%, due 11/15/19(2),(3)	USD	1,250,000	1,304,389
Oversea-Chinese Banking Corp., Ltd.
4.250%, due 11/18/19(2)	USD	2,300,000	2,318,911
United Overseas Bank Ltd.
5.375%, due 09/03/19(2),(3)	USD	1,300,000	1,373,434
			4,996,734
South Korea — 2.96%
Korea Treasury Bond
5.750%, due 09/10/18		15,585,830,000	14,971,129

Spain — 1.31%
Obrascon Huarte Lain SA
7.375%, due 04/28/15		900,000	1,192,313
Santander Issuances
4.500%, due 09/30/19(2)		1,600,000	2,126,926
Telefonica Emisiones SAU
6.221%, due 07/03/17	USD	3,000,000	3,291,516
			6,610,755
Sweden — 2.61%
Government of Sweden
4.250%, due 03/12/19		14,830,000	2,268,766
Nordea Bank AB
4.000%, due 09/30/16(2)	EUR	1,900,000	2,579,426
Nordea Hypotek AB
3.500%, due 01/18/17	EUR	2,100,000	2,859,364
Skandinaviska Enskilda
4.500%, due 04/25/13	EUR	3,880,000	5,518,885
			13,226,441

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Long-term global debt securities— (continued)
Switzerland— 0.57%
Credit Suisse London
5.125%, due 09/18/17	EUR	2,000,000	2,890,226

Turkey — 0.09%
Republic of Turkey
7.000%, due 06/05/20	USD	400,000	437,000

United Kingdom — 14.56%
Abbey National Treasury Services PLC
3.625%, due 10/14/16	EUR	2,000,000	2,664,729
3.875%, due 11/10/14(3)	USD	2,700,000	2,698,218
Anglian Water Services Finance
6.250%, due 06/27/16	EUR	900,000	1,372,790
Aviva PLC
5.250%, due 10/02/23(2)	EUR	1,500,000	2,024,536
Barclays Bank PLC
4.500%, due 03/04/19(2)	EUR	1,450,000	1,968,583
Diageo Finance PLC
6.625%, due 12/05/14	EUR	3,100,000	4,804,713
HSBC Holdings PLC
3.625%, due 06/29/20(2)	EUR	1,050,000	1,405,959
6.250%, due 03/19/18	EUR	4,000,000	6,026,307
Lloyds TSB Bank PLC
5.625%, due 03/05/18(2)	EUR	1,800,000	2,395,673
National Grid Gas PLC
5.125%, due 05/14/13	EUR	1,700,000	2,451,583
Network Rail Infrastructure Finance
4.875%, due 11/27/15		705,000	1,170,354
Royal Bank of Scotland Group PLC
5.250%, due 05/15/13	EUR	1,350,000	1,896,184
Royal Bank of Scotland PLC
4.875%, due 08/25/14(3)		3,000,000	3,069,210
Scottish & Southern Energy
6.125%, due 07/29/13	EUR	900,000	1,333,767
Standard Chartered Bank
3.625%, due 02/03/17(2)	EUR	1,400,000	1,881,496
State Bank of India London
4.500%, due 10/23/14	USD	300,000	305,523
United Kingdom Treasury Bonds
4.250%, due 12/07/55		2,920,000	4,318,303
4.500%, due 03/07/19		14,000,000	22,597,139
4.750%, due 09/07/15		340,000	570,574
United Kingdom Treasury Inflation Linked Bonds
1.220%, due 11/22/17		3,054,456	5,010,477
1.875%, due 11/22/22		2,131,280	3,713,198
			73,679,316
United States — 10.52%
Bank of America Corp.
5.750%, due 12/01/17		5,000,000	5,108,130

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Long-term global debt securities— (concluded)
United States— (concluded)
Citigroup, Inc.
6.000%, due 08/15/17		1,800,000	1,863,686
IBM Corp.
5.700%, due 09/14/17		3,000,000	3,378,813
Inter-American Development Bank
5.125%, due 09/13/16		7,000,000	7,798,140
JPMorgan Chase Bank N.A.
6.000%, due 10/01/17		4,850,000	5,204,913
Pfizer, Inc.
5.750%, due 06/03/21	EUR	3,900,000	5,999,156
Philip Morris International, Inc.
5.650%, due 05/16/18		1,200,000	1,312,420
6.875%, due 03/17/14		1,800,000	2,078,665
PNC Funding Corp.
5.125%, due 02/08/20		2,550,000	2,596,311
Procter & Gamble Co.
4.875%, due 05/11/27	EUR	1,610,000	2,298,068
Roche Holdings, Inc.
6.500%, due 03/04/21	EUR	2,900,000	4,741,748
US Treasury Inflation Index Notes (TIPS)
1.375%, due 07/15/18		9,548,450	9,797,607
Vodafone Group PLC
5.625%, due 02/27/17		980,000	1,055,240
			53,232,897
Uruguay — 0.13%
Republica Orient Uruguay
7.625%, due 03/21/36		600,000	682,500
Total long-term global debt securities (cost—$481,027,995)			491,971,185

Repurchase agreement—1.21%
Repurchase agreement dated 04/30/10 with State Street Bank & Trust Co., 0.010% due 05/03/10, collateralized by $6,266,424 US Treasury Bills, zero coupon due 07/22/10; (value — $6,263,918); proceeds: $6,141,005 (cost—$6,141,000)		6,141,000	6,141,000
Total investments (cost — $487,168,995) — 98.40%			498,112,185
Other assets in excess of liabilities — 1.60%			8,080,190
Net assets — 100.00%			506,192,375

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $487,168,995; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$25,988,649
Gross unrealized depreciation	(15,045,459)
Net unrealized appreciation	$10,943,190

Note: The portfolio of investments is listed by the issuer’s country of origin.
(1)	In local currency unless otherwise indicated.
(2)	Floating rate security. The interest rate shown is the current rate as of April 30, 2010.
(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.06% of net assets as of April 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)	Variable rate security. The interest rates shown are the current rates as of April 30, 2010, and reset periodically.
(5)	Perpetual bond security. The maturity date reflects the next call date.

EUR	Euro
GBP	Great Britain Pound
TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Affiliated issuer activity

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2010.

Net income
		Purchases	Sales		earned from
		during the nine	during the nine		affiliate for the nine
	Value at	months ended	months ended	Value at	months ended
Security description	07/31/09 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)
UBS Private Money Market Fund LLC	3,705,975	18,507,062	22,213,037	—	19

Futures contracts(6)

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
270	AUD	Australian Bond 10 Year Futures	June 2010	25,592,714	25,496,474	(96,240)
79	CAD	Canada Government Bond 10 Year Futures	June 2010	9,169,237	9,147,982	(21,255)
366	EUR	German Euro Bund Futures	June 2010	59,823,332	60,811,039	987,707
				94,585,283	95,455,495	870,212

		Sale contracts		Proceeds ($)
370	EUR	German Euro BOBL Futures	June 2010	57,512,551	58,181,511	(668,960)
79	GBP	United Kingdom Long Gilt Bond Futures	June 2010	13,612,044	13,989,854	(377,810)
1	JPY	Japan Government Bond 10 Year Futures	June 2010	1,476,722	1,487,065	(10,343)
118	USD	US Treasury Bond 20 Year Futures	June 2010	13,734,742	14,049,375	(314,633)
193	USD	US Treasury Note 5 Year Futures	June 2010	22,262,514	22,360,859	(98,345)
475	USD	US Treasury Note 10 Year Futures	June 2010	55,401,869	56,005,469	(603,600)
				164,000,442	166,074,133	(2,073,691)
						(1,203,479)

(6)	Restricted cash of $8,137,885 has been delivered to broker as initial margin for futures contracts.

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

Forward foreign currency contracts

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation) ($)
Australian Dollar	10,000	USD	9,196	06/16/10	(12)
Australian Dollar	10,000	USD	9,214	06/16/10	7
Danish Krone	101,484,917	EUR	13,618,373	06/16/10	(15,836)
Euro	5,586,674	CHF	7,999,000	06/16/10	(2,133)
Euro	17,403,257	JPY	2,101,679,933	06/16/10	(792,726)
Euro	3,814,000	USD	5,071,552	06/16/10	(7,341)
Euro	824,002	USD	1,101,662	06/16/10	4,384
Euro	12,332,480	USD	16,426,000	06/16/10	3,518
Euro	6,102,827	USD	8,151,744	06/16/10	24,947
Euro	586,000	USD	789,032	06/16/10	8,688
Great Britain Pound	7,643,036	CAD	11,820,750	06/16/10	(54,857)
Great Britain Pound	110,000	USD	169,851	06/16/10	1,574
Great Britain Pound	23,000	USD	34,557	06/16/10	(629)
Great Britain Pound	110,000	USD	168,982	06/16/10	705
Great Britain Pound	1,982,908	USD	2,967,523	06/16/10	(65,920)
Great Britain Pound	16,000	USD	24,017	06/16/10	(459)
Japanese Yen	1,254,422,490	USD	13,863,979	06/16/10	504,773
Mexican Peso	43,481,271	USD	3,536,356	06/10/10	18,281
South Korean Won	8,472,000,000	USD	7,592,078	10/20/10	(19,841)
Swiss Franc	1,909,568	JPY	157,766,488	06/16/10	(95,320)
United States Dollar	20,941,012	AUD	23,425,654	06/16/10	628,636
United States Dollar	164,846	AUD	181,709	06/16/10	2,466
United States Dollar	3,566,017	BRL	6,590,000	10/20/10	73,198
United States Dollar	405,625	BRL	750,000	10/20/10	8,550
United States Dollar	85,665	CHF	90,599	06/16/10	(1,427)
United States Dollar	4,570,329	CNY	30,400,000	10/20/10	(72,994)
United States Dollar	2,453,526	CNY	16,300,000	10/20/10	(42,126)
United States Dollar	4,306,954	EUR	3,199,572	06/16/10	(46,261)
United States Dollar	554,107	EUR	414,800	06/16/10	(1,741)
United States Dollar	15,741,470	EUR	11,673,682	06/16/10	(196,272)
United States Dollar	2,899,683	EUR	2,107,267	06/16/10	(93,553)
United States Dollar	4,928,669	EUR	3,748,359	06/16/10	62,814
United States Dollar	478,465	GBP	315,092	06/16/10	3,562
United States Dollar	9,316,717	GBP	6,106,222	06/16/10	24,551
United States Dollar	3,365,893	INR	165,400,000	06/10/10	349,825
United States Dollar	31,096,276	JPY	2,773,615,052	06/16/10	(1,558,148)
United States Dollar	2,881,472	KRW	3,570,000,000	06/10/10	336,139
United States Dollar	426,530	KRW	500,000,000	10/20/10	22,710
United States Dollar	7,236,387	KRW	8,472,000,000	10/20/10	375,532
United States Dollar	3,228,836	MXN	44,700,000	06/10/10	387,848
United States Dollar	1,465,631	MYR	5,000,000	10/20/10	89,565
United States Dollar	5,362,119	MYR	17,262,000	10/20/10	7,041
United States Dollar	13,675,597	NOK	81,598,718	06/16/10	128,986
United States Dollar	3,647,819	RUB	112,900,000	10/20/10	152,260
United States Dollar	2,373,228	SEK	17,055,166	06/16/10	(18,156)
United States Dollar	89,372	SEK	630,276	06/16/10	(2,340)
United States Dollar	1,376,378	SGD	1,910,000	10/20/10	17,466
					149,934

Currency type abbrevations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Great Britain Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Global Fixed Income Investments

Schedule of investments – April 30, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Long-term global debt securities	—	491,971,185	—	491,971,185
Repurchase agreement	—	6,141,000	—	6,141,000
Other financial instruments, net(7)	(1,203,479)	149,934	—	(1,053,545)
Total	(1,203,479)	498,262,119	—	497,058,640

(7)	Other financial instruments include open futures contracts and forward foreign currency contracts.

Investments by type of issuer

	Percentage of total investments (%)
	Long-term	Short-term
Government and other public issuers	60.81	—
Repurchase agreement	—	1.23
Banks and other financial institutions	27.09	—
Industrial	10.87	—
	98.77	1.23

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2010.

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate bonds—86.11%
Aerospace & defense — 0.93%
Alliant Techsystems, Inc.
6.750%, due 04/01/16		55,000	56,237
BE Aerospace, Inc.
8.500%, due 07/01/18		600,000	642,000
Hexcel Corp.
6.750%, due 02/01/15		1,360,000	1,353,200
			2,051,437
Airlines — 2.18%
American Airlines Pass Through Trust 2001-01
6.977%, due 05/23/21		409,797	340,131
American Airlines, Inc., Series 2001-1, Class B
7.377%, due 05/23/19		420,418	357,355
Continental Airlines, Inc.
7.033%, due 06/15/11		144,977	146,427
Series ERJ1
9.798%, due 04/01/21		1,225,427	1,139,647
Series RJ03
7.875%, due 07/02/18		1,003,789	913,448
Series RJ04
9.558%, due 03/01/21		869,075	819,103
Delta Air Lines, Inc.
7.711%, due 09/18/11		280,000	280,000
United Air Lines, Inc.
9.750%, due 01/15/17		765,000	837,675
			4,833,786
Auto & truck — 5.59%
Ford Holdings, Inc.
9.300%, due 03/01/30		1,145,000	1,167,900
9.375%, due 03/01/20		285,000	296,400
Ford Motor Co.
6.625%, due 10/01/28		4,345,000	3,628,075
7.125%, due 11/15/25		570,000	495,900
7.450%, due 07/16/31(2)		285,000	265,050
Motors Liquidation Co.
8.375%, due 07/05/33(3)	EUR	2,000,000	985,273
8.375%, due 07/15/33(2),(3)		11,910,000	4,555,575
Navistar International Corp.
8.250%, due 11/01/21		935,000	986,425
			12,380,598
Automotive parts — 0.30%
Goodyear Tire & Rubber Co.
10.500%, due 05/15/16		590,000	657,113

Banking-non-US — 2.38%
Anglo Irish Bank Corp.
0.894%, due 06/19/17(4)	EUR	1,000,000	533,248
EGG Banking PLC
7.500%, due 12/09/13(5),(6)	GBP	1,560,000	2,100,454
HT1 Funding GmbH
6.352%, due 06/30/17(5),(6)	EUR	1,600,000	1,491,224

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate bonds— (continued)
Banking-non-US— (concluded)
IKB Deutsche Industriebank AG
4.500%, due 07/09/13	EUR	1,000,000	1,138,390
			5,263,316
Banking-US — 0.54%
Wachovia Capital Trust III
5.800%, due 03/15/11(5),(6)		750,000	648,750
Wells Fargo & Co., Series K
7.980%, due 03/15/18(5),(6)		525,000	553,875
			1,202,625
Beverages — 0.52%
Constellation Brands, Inc.
7.250%, due 09/01/16		590,000	605,487
7.250%, due 05/15/17		225,000	229,500
8.375%, due 12/15/14		300,000	321,750
			1,156,737
Broadcast — 0.54%
Clear Channel Communications
4.900%, due 05/15/15		985,000	591,000
6.875%, due 06/15/18		730,000	386,900
7.250%, due 10/15/27		445,000	220,275
			1,198,175
Building & construction — 2.06%
D.R. Horton, Inc.
5.625%, due 01/15/16		195,000	187,688
6.500%, due 04/15/16		255,000	256,912
K. Hovnanian Enterprises
6.500%, due 01/15/14		770,000	681,450
7.750%, due 05/15/13(2)		80,000	74,400
10.625%, due 10/15/16		1,195,000	1,308,525
PERI GmbH
5.625%, due 12/15/11	EUR	335,000	457,744
Pulte Homes, Inc.
6.375%, due 05/15/33		567,000	457,852
Taylor Wimpey PLC
8.425%, due 05/24/19(5)	GBP	338,533	520,562
8.675%, due 07/03/12(5)	GBP	286,141	437,810
William Lyon Homes, Inc.
10.750%, due 04/01/13		200,000	182,500
			4,565,443
Building materials — 0.32%
Interface, Inc., Series B
11.375%, due 11/01/13		625,000	715,625

Building products — 1.97%
Mueller Water Products
7.375%, due 06/01/17		755,000	687,050
Nortek, Inc.
11.000%, due 12/01/13		1,381,111	1,491,600

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate bonds— (continued)
Building products— (concluded)
US Concrete, Inc.
8.375%, due 04/01/14(3)		1,370,000	876,800
USG Corp.
6.300%, due 11/15/16		630,000	582,750
9.500%, due 01/15/18		690,000	719,325
			4,357,525
Building products-cement — 0.88%
Hanson Ltd.
6.125%, due 08/15/16		600,000	594,065
HeidelbergCement AG
7.500%, due 04/03/20	EUR	395,000	512,775
Texas Industries, Inc.
7.250%, due 07/15/13		837,000	833,861
			1,940,701
Cable — 1.01%
Cequel Communications Holdings I/Capital
8.625%, due 11/15/17(7)		1,405,000	1,429,587
Dish DBS Corp.
6.625%, due 10/01/14		800,000	808,000
			2,237,587
Car rental — 1.02%
Avis Budget Car Rental
2.750%, due 05/15/14(4)		200,000	185,000
7.625%, due 05/15/14		605,000	617,100
Europcar Groupe SA
4.162%, due 05/15/13(4)	EUR	300,000	369,477
Hertz Corp.
8.875%, due 01/01/14		1,065,000	1,099,613
			2,271,190
Chemicals — 3.30%
Hexion Finance/Hexion Escrow
8.875%, due 02/01/18(7)		615,000	605,006
Hexion US Finance Corp./Nova Scotia
9.750%, due 11/15/14(2)		725,000	748,563
Huntsman International LLC
6.875%, due 11/15/13	EUR	600,000	804,861
7.375%, due 01/01/15		1,440,000	1,425,600
7.500%, due 01/01/15	EUR	650,000	852,461
Innophos, Inc.
8.875%, due 08/15/14		960,000	988,800
Invista
9.250%, due 05/01/12(7)		915,000	926,438
Nalco Co.
9.000%, due 11/15/13	EUR	430,000	586,836
Rockwood Specialties Group
7.625%, due 11/15/14	EUR	270,000	364,884
			7,303,449

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate bonds— (continued)
Coal — 0.64%
Cloud Peak Energy Resources LLC/Finance
8.250%, due 12/15/17(7)		770,000	789,250
8.500%, due 12/15/19(7)		605,000	623,150
			1,412,400
Commercial services — 1.73%
Ashtead Holdings PLC
8.625%, due 08/01/15(7)		765,000	780,300
Corrections Corp. of America
6.250%, due 03/15/13		430,000	436,450
Iron Mountain, Inc.
6.750%, due 10/15/18	EUR	495,000	652,477
7.750%, due 01/15/15		390,000	394,387
United Rentals North America, Inc.
7.000%, due 02/15/14(2)		155,000	151,513
9.250%, due 12/15/19		1,315,000	1,407,050
			3,822,177
Computer software & services — 0.29%
Sungard Data Systems, Inc.
10.250%, due 08/15/15		600,000	632,250

Consumer products — 0.64%
Jarden Corp.
7.500%, due 01/15/20		670,000	685,913
7.500%, due 01/15/20	EUR	550,000	734,128
			1,420,041
Containers & packaging — 2.01%
IFCO Systems N.V.
10.000%, due 06/30/16	EUR	500,000	745,612
Impress Holdings BV
3.769%, due 09/15/13(4)	EUR	900,000	1,165,351
OI European Group BV
6.875%, due 03/31/17	EUR	115,000	155,414
Owens-Brockway Glass Container, Inc.
6.750%, due 12/01/14	EUR	435,000	593,660
Rexam PLC
6.750%, due 06/29/67(5)	EUR	1,406,000	1,787,815
			4,447,852
Diversified financial services — 2.77%
Ally Financial, Inc.
8.000%, due 11/01/31		2,720,000	2,636,503
8.300%, due 02/12/15(7)		645,000	673,219
Bank of America Corp.
8.000%, due 01/30/18(5),(6)		345,000	347,301
GE Capital Trust III
6.500%, due 09/15/67(4)	GBP	1,750,000	2,479,447
			6,136,470

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate bonds— (continued)
Diversified operations — 2.14%
Icahn Enterprises LP
4.000%, due 08/15/13(4),(7)		230,000	201,825
Reynolds Group Issuer
8.500%, due 05/15/18(7)		1,765,000	1,778,238
Stena AB
5.875%, due 02/01/19	EUR	650,000	811,352
6.125%, due 02/01/17	EUR	1,500,000	1,957,231
			4,748,646
Electric utilities — 2.77%
Edison Mission Energy
7.500%, due 06/15/13(2)		1,455,000	1,294,950
Energy Future Holdings
11.250%, due 11/01/17(8)		4,067,566	2,948,985
NRG Energy, Inc.
7.250%, due 02/01/14		1,580,000	1,601,725
8.500%, due 06/15/19		295,000	299,794
			6,145,454
Electric-generation — 0.59%
Intergen N.V.
8.500%, due 06/30/17	EUR	205,000	286,595
9.500%, due 06/30/17	GBP	490,000	798,457
Tenaska Alabama Partners
7.000%, due 06/30/21(7)		228,452	223,882
			1,308,934
Electronics — 0.66%
Freescale Semiconductor
9.250%, due 04/15/18(7)		825,000	858,000
SGL Carbon SE
1.912%, due 05/15/15(4)	EUR	500,000	612,467
			1,470,467
Finance-captive automotive — 1.17%
FCE Bank PLC
7.125%, due 01/15/13	EUR	800,000	1,081,137
Ford Motor Credit Co. LLC
8.000%, due 12/15/16		1,033,000	1,101,069
GMAC Canada Ltd.
6.000%, due 05/23/12	EUR	300,000	399,475
			2,581,681
Finance-noncaptive consumer — 1.46%
CIT Group, Inc.
7.000%, due 05/01/13(2)		337,561	332,076
7.000%, due 05/01/14(2)		506,342	488,620
7.000%, due 05/01/15		506,342	482,924
7.000%, due 05/01/16		843,905	802,764
7.000%, due 05/01/17		1,181,469	1,123,872
			3,230,256

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments – April 30, 2010 (unaudited)

	Security description	Face amount (1)	Value ($)
	Corporate bonds— (continued)
	Finance-other — 2.04%
	American General Finance Corp.
3.250%, due 01/16/13	EUR	1,000,000	1,106,418
	American General Finance Corp. MTN
	6.500%, due 09/15/17	545,000	446,840
	6.900%, due 12/15/17	350,000	293,856
	American General Finance Corp. Series H
	5.375%, due 10/01/12	175,000	162,027
	American Real Estate Partners LP
	4.000%, due 08/15/13(4)	670,000	587,925
	SLM Corp. MTN
	8.000%, due 03/25/20	2,000,000	1,925,000
			4,522,066
	Financial services — 1.89%
	Bear Stearns Cos., Inc.
	11.000%, due 02/02/17(5),(9),(10)	320,000	361,792
	HSBC Finance Capital Trust IX
	5.911%, due 11/30/35(5)	1,450,000	1,323,125
	Northern Rock Asset Management
9.375%, due 10/17/21	GBP	2,000,000	2,509,284
			4,194,201
	Firearms & ammunition — 0.42%
	Colt Defense LLC/Finance
	8.750%, due 11/15/17(7)	975,000	926,250

	Food — 0.84%
	Smithfield Foods, Inc.
	7.000%, due 08/01/11(2)	1,360,000	1,394,000
	10.000%, due 07/15/14(7)	410,000	460,225
			1,854,225
	Food-wholesale — 0.09%
	Barry Callebaut Services N.V.
6.000%, due 07/13/17	EUR	140,000	189,432

	Gaming — 5.15%
	Harrah’s Operating Co., Inc.
	10.000%, due 12/15/18(2)	2,479,000	2,144,335
	12.750%, due 04/15/18(7)	370,000	365,837
	Isle of Capri Casinos
	7.000%, due 03/01/14(2)	855,000	790,875
	Mandalay Resort Group
	6.375%, due 12/15/11	790,000	765,312
	MGM Mirage, Inc.
	5.875%, due 02/27/14(2)	395,000	348,588
	6.625%, due 07/15/15(2)	790,000	681,375
	7.500%, due 06/01/16(2)	1,485,000	1,310,512
	Mohegan Tribal Gaming
	6.125%, due 02/15/13	1,475,000	1,327,500
	8.000%, due 04/01/12	155,000	147,250
	11.500%, due 11/01/17(2),(7)	285,000	303,525

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate bonds— (continued)
Gaming— (concluded)
Pinnacle Entertainment, Inc.
7.500%, due 06/15/15		1,260,000	1,212,750
River Rock Entertainment
9.750%, due 11/01/11		535,000	508,250
Station Casinos
6.000%, due 04/01/12(2),(3)		575,000	41,688
Wynn Las Vegas LLC Corp.
6.625%, due 12/01/14(2)		1,440,000	1,458,000
			11,405,797
Health care providers & services — 1.42%
HCA, Inc.
6.500%, due 02/15/16		3,165,000	3,081,918
9.250%, due 11/15/16		55,000	59,469
			3,141,387
Hotels, restaurants & leisure — 0.54%
Royal Caribbean Cruises Ltd.
5.625%, due 01/27/14	EUR	925,000	1,191,564

Household durables — 0.58%
Libbey Glass, Inc.
10.000%, due 02/15/15(7)		1,215,000	1,283,344

Insurance — 2.32%
American International Group, Inc.
5.000%, due 04/26/23	GBP	750,000	901,599
Hartford Life, Inc.
7.650%, due 06/15/27		885,000	958,419
Liberty Mutual Group
7.800%, due 03/15/37(7)		2,000,000	1,850,000
Lincoln National Corp.
7.000%, due 05/17/66(5)		1,555,000	1,438,375
			5,148,393
Machinery — 0.74%
AGCO Corp.
6.875%, due 04/15/14	EUR	300,000	401,432
Terex Corp.
7.375%, due 01/15/14		1,220,000	1,235,250
			1,636,682
Machinery-agriculture & construction — 0.42%
Case New Holland, Inc.
7.125%, due 03/01/14		275,000	281,188
CNH America LLC
7.250%, due 01/15/16		625,000	651,562
			932,750
Manufacturing-diversified — 1.94%
American Railcar Industries, Inc.
7.500%, due 03/01/14		1,135,000	1,106,625

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate bonds— (continued)
Manufacturing-diversified— (concluded)
Amsted Industries, Inc.
8.125%, due 03/15/18(7)		1,110,000	1,110,000
Geokinetics Holdings, Inc.
9.750%, due 12/15/14(7)		1,125,000	1,068,750
SPX Corp.
7.625%, due 12/15/14		955,000	1,009,912
			4,295,287
Media — 0.29%
Lamar Media Corp.
6.625%, due 08/15/15(2)		285,000	280,725
Series C
6.625%, due 08/15/15		105,000	101,850
Lighthouse International Co. SA
8.000%, due 04/30/14	EUR	275,000	250,812
			633,387
Medical products — 0.75%
Bausch & Lomb, Inc.
9.875%, due 11/01/15		1,215,000	1,283,344
FMC Finance III SA
6.875%, due 07/15/17		365,000	378,687
			1,662,031
Metals — 2.27%
Century Aluminum Co.
8.000%, due 05/15/14		2,338,150	2,308,923
Novelis, Inc.
7.250%, due 02/15/15		2,670,000	2,629,950
RathGibson, Inc.
11.250%, due 02/15/14(2),(3),(9)		335,000	82,494
			5,021,367
Metals & mining — 3.14%
Arch Western Finance
6.750%, due 07/01/13		985,000	992,388
FMG Finance Pty Ltd.
9.750%, due 09/01/13	EUR	725,000	1,071,484
10.000%, due 09/01/13(7)		650,000	721,500
10.625%, due 09/01/16(7)		685,000	804,875
Foundation PA Coal Co.
7.250%, due 08/01/14		1,160,000	1,186,100
Glencore Finance Europe
6.500%, due 02/27/19	GBP	500,000	776,914
Massey Energy Co.
6.875%, due 12/15/13		1,065,000	1,033,050
Teck Resources Ltd.
10.750%, due 05/15/19		305,000	379,725
			6,966,036
Oil & gas — 7.96%
Chesapeake Energy Corp.
6.250%, due 01/15/17	EUR	515,000	665,126

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Corporate bonds— (continued)
Oil & gas— (concluded)
6.375%, due 06/15/15	2,240,000	2,217,600
7.500%, due 09/15/13	595,000	600,950
7.500%, due 06/15/14	515,000	524,012
Compton Petroleum Finance Corp.
7.625%, due 12/01/13	995,000	845,750
Delta Petroleum Corp.
7.000%, due 04/01/15	1,490,000	1,244,150
Denbury Resources, Inc.
7.500%, due 12/15/15	1,040,000	1,068,600
El Paso Corp.
6.875%, due 06/15/14	2,055,000	2,127,708
Ferrellgas Partners LP
8.625%, due 06/15/20	1,100,000	1,119,250
Forest Oil Corp.
8.000%, due 12/15/11	75,000	79,312
Hilcorp Energy Co.
9.000%, due 06/01/16(7)	510,000	525,300
Inergy LP
6.875%, due 12/15/14	1,475,000	1,475,000
Linn Energy LLC
9.875%, due 07/01/18	1,230,000	1,328,400
Markwest Energy Partners
8.500%, due 07/15/16	975,000	1,004,250
Regency Energy Partners
8.375%, due 12/15/13	1,198,000	1,236,935
Swift Energy Co.
8.875%, due 01/15/20	895,000	936,394
Targa Resources Partners
8.250%, due 07/01/16	630,000	642,600
		17,641,337
Oil refining — 1.09%
Petroplus Finance Ltd.
6.750%, due 05/01/14(7)	430,000	408,500
Tesoro Corp.
6.250%, due 11/01/12(2)	1,835,000	1,848,762
6.500%, due 06/01/17	160,000	150,400
		2,407,662
Oil services — 2.20%
Basic Energy Services
7.125%, due 04/15/16	1,335,000	1,184,813
CIE Generale de Geophysique
7.500%, due 05/15/15	1,270,000	1,285,875
Helix Energy Solutions
9.500%, due 01/15/16(7)	1,005,000	1,045,200
Hornbeck Offshore Services, Series B
6.125%, due 12/01/14	1,375,000	1,366,406
		4,882,294

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate bonds— (continued)
Packaging — 0.68%
Reynolds Group Escrow
7.750%, due 10/15/16	EUR	1,100,000	1,515,870

Paper & forest products — 2.14%
Boise Cascade LLC
7.125%, due 10/15/14		1,230,000	1,214,625
Boise Paper Holdings LLC
9.000%, due 11/01/17(7)		850,000	911,625
Domtar Corp.
10.750%, due 06/01/17		810,000	992,250
Norske Skogindustrier ASA
7.000%, due 06/26/17	EUR	505,000	457,220
7.125%, due 10/15/33(7)		1,850,000	1,160,875
			4,736,595
Railroads — 0.45%
RailAmerica, Inc.
9.250%, due 07/01/17		927,000	998,842

Real estate investment trusts — 0.64%
iStar Financial, Inc.
5.875%, due 03/15/16		550,000	426,250
Prologis International Funding SA
7.625%, due 10/23/14	EUR	750,000	996,091
			1,422,341
Retail — 0.67%
Neiman Marcus Group, Inc.
9.000%, due 10/15/15(2),(8)		1,442,704	1,478,772

Steel — 1.09%
California Steel Industries
6.125%, due 03/15/14		1,280,000	1,228,800
US Steel Corp.
7.000%, due 02/01/18		1,170,000	1,190,475
			2,419,275
Support-services — 0.24%
KAR Holdings, Inc.
10.000%, due 05/01/15		33,000	34,980
TUI AG
5.125%, due 12/10/12	EUR	380,000	488,243
			523,223
Telecommunication services — 1.43%
Alcatel-Lucent USA, Inc.
6.450%, due 03/15/29		1,020,000	747,150
Nordic Telephone Co. Holdings
6.165%, due 05/01/16(4)	EUR	317,684	423,509
Softbank Corp.
7.750%, due 10/15/13	EUR	1,450,000	2,007,826
			3,178,485

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate bonds— (concluded)
Telephone-integrated — 1.18%
Frontier Communications Corp.
7.000%, due 11/01/25		965,000	839,550
7.050%, due 10/01/46		905,000	724,000
Virgin Media Finance PLC
9.500%, due 08/15/16	EUR	700,000	1,043,857
9.750%, due 04/15/14	GBP	10,509	16,601
			2,624,008
Transportation services — 0.88%
Bristow Group, Inc.
6.125%, due 06/15/13		947,000	945,816
PHI, Inc.
7.125%, due 04/15/13		805,000	798,963
Teekay Corp.
8.500%, due 01/15/20		195,000	205,725
			1,950,504
Wireless telecommunication services — 0.21%
Crown Castle International Corp.
9.000%, due 01/15/15		430,000	461,713
Total corporate bonds (cost—$173,132,817)			190,737,055

Loan assignments(4)—4.61%
Cable — 0.46%
Charter Communications Operating, LLC Extended Term Loan
3.550%, due 06/30/10		962,173	910,582
Charter Communications Operating, LLC Replacement Term Loan
2.300%, due 06/30/10		118,527	112,171
4.250%, due 06/30/10		3	2
			1,022,755
Commercial services — 0.53%
Aramark Corp. Extended Letter of Credit
3.392%, due 06/30/10		7,220	7,184
Aramark Corp. Extended Term Loan B
3.540%, due 06/30/10		723,113	719,490
Aramark Corp. Synthetic Letter of Credit
2.167%, due 06/30/10		66,736	65,093
Aramark Corp. Term Loan
2.165%, due 06/30/10		401,435	391,551
			1,183,318
Computer software & services — 0.84%
Sungard Data Systems, Inc. Tranche B
3.874%, due 05/10/10		1,730,299	1,721,647
3.895%, due 06/09/10		131,220	130,564
			1,852,211

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Loan assignments(4)— (concluded)
Defense/aerospace — 0.42%
Hawker Beechcraft Acquisition Co. LLC LC Facility Deposits
2.290%, due 06/30/10	60,863	51,987
Hawker Beechcraft Acquisition Co. LLC Term Loan
2.273%, due 05/28/10	751,457	641,872
2.290%, due 06/30/10	271,855	232,211
		926,070
Energy equipment & services — 0.38%
Precision Drilling Corp. Tranche B-1 Term Loan
8.250%, due 06/30/10	844,742	846,854

Machinery — 0.21%
Manitowoc Co., Inc. Term Loan B
7.500%, due 05/19/10	474,503	473,834

Metals — 0.41%
Aleris International, Inc. Term Loan
0.000%, due 06/30/10(3)	244,620	247,983
0.000%, due 05/13/10(3)	224,061	227,142
Aleris International, Inc. US Roll-up
0.000%, due 06/30/10(3)	569,899	252,180
Aleris International, Inc. USD German C1 Non Roll-up
0.000%, due 06/30/10(3),(9),(11)	354,269	166,507
Aleris International, Inc. USD Term Loan B1 Non Roll-up
0.000%, due 06/30/10(3)	255,431	4,917
		898,729
Paper & packaging — 0.53%
Georgia-Pacific Corp. New Term Loan B
2.254%, due 06/10/10	968,017	961,463
2.290%, due 06/30/10	29,916	29,714
2.338%, due 05/28/10	171,918	170,754
		1,161,931
Printing & publishing — 0.45%
World Color (USA) Corp. Exit Term Loan
9.000%, due 05/03/10	996,389	1,001,371

Wireless telecommunication services — 0.38%
MetroPCS Wireless, Inc. Term Loan B
2.500%, due 05/04/10	556,616	542,851
2.563%, due 05/28/10	302,799	295,310
		838,161
Total loan assignments (cost—$10,275,548)		10,205,234

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Asset-backed securities— 1.83%
GSAA Home Equity Trust, Series 2006-14, Class A1
0.313%, due 09/25/36(4)	957,888	505,632
Home Equity Loan Trust, Series 2007- FRE1, Class 2AV1
0.393%, due 04/25/37(4)	945,447	748,058
Morgan Stanley Capital, Inc., Series 2006-HE8, Class A2B
0.363%, due 10/25/36(4)	390,000	315,238
Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1
5.893%, due 06/25/37(12)	1,584,121	1,241,072
Rutland Rated Investments, Series DRYD-1A, Class A1AL
0.621%, due 06/20/13(4),(9),(10)	1,440,000	1,235,232
Total asset-backed securities (cost—$4,120,505)		4,045,232

Collateralized mortgage obligations—1.09%
Banc of America Mortgage Securities, Series 2005-J, Class 1A1
3.388%, due 11/25/35(4)	969,248	832,574
Countrywide Alternative Loan Trust, Series 2006-OC6, Class 2A1
0.333%, due 07/25/36(4)	777,458	728,382
WaMu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1
5.586%, due 11/25/36(4)	1,018,212	862,326
Total collateralized mortgage obligations (cost—$2,395,131)		2,423,282

	Number of shares
Preferred stock—0.72%
Finance-captive automotive — 0.72%
Ford Motor Co. Capital Trust II (cost—$1,599,444)	32,700	1,599,030

Common stocks—0.56%
Building products — 0.03%
Nortek, Inc.*	1,375	64,625

Diversified financial services — 0.53%
CIT Group, Inc.*	29,055	1,179,633
Total common stocks (cost—$750,758)		1,244,258

Number of rights
Rights*—0.28%
Metals — 0.28%
Aleris International, Inc. Term Loan C1 Non Roll-up, expires 05/13/10(9),(11)	7,278	189,583

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of rights	Value ($)
Rights— (concluded)
Metals— (concluded)
Aleris International, Inc. US Term Loan B1 Roll-up, expires 05/13/13(9),(11)	16,559	431,342
Total rights (cost—$620,925)		620,925

	Number of warrants
Warrants*—0.00%
Cable—0.00%
Charter Communications, Inc., strike price $46.86, expires 11/30/14 (cost—$3,636)	1,818	9,544

Face amount(1)
Repurchase agreement—2.80%

Repurchase agreement dated 04/30/10 with State Street Bank & Trust Co., 0.010% due 05/03/10, collateralized by $6,323,568 US Treasury Bills, zero coupon due 07/22/10; (value—$6,321,038); proceeds: $6,197,005

(cost—$6,197,000)	6,197,000	6,197,000

	Number of shares
Investment of cash collateral from securities loaned—8.35%
Money market fund—8.35%
UBS Private Money Market Fund LLC(13) (cost—$18,501,915)	18,501,915	18,501,915

Total investments (cost — $217,597,679)(14)— 106.35%		235,583,475
Liabilities in excess of other assets — (6.35)%		(14,065,582)
Net assets — 100.00%		221,517,893

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments – April 30, 2010 (unaudited)

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $217,597,679; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$21,623,783
Gross unrealized depreciation	(3,637,987)
Net unrealized appreciation	$17,985,796

*	Non-income producing security.
(1)	In US Dollars unless otherwise indicated.
(2)	Security, or portion thereof, was on loan at April 30, 2010.
(3)	Bond/loan assignment interest in default.
(4)	Floating rate security. The interest rate shown is the current rate as of April 30, 2010.
(5)	Variable rate security. The interest rate shown is the current rate as of April 30, 2010, and resets periodically.
(6)	Perpetual bond security. The maturity date reflects the next call date.
(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 9.86% of net assets as of April 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(8)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(9)	Illiquid securities representing 1.11% of net assets as of April 30, 2010.
(10)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.72% of net assets as of April 30, 2010, are considered illiquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(11)	Security is being fair valued by a valuation committee under the direction of the board of trustees.
(12)	Denotes a step-up bond that converts to the noted fixed rate at a designated future date.
(13)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2010.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value at	nine months ended	nine months ended	Value at	nine months ended
Security description	07/31/09 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)
UBS Private Money Market Fund LLC	21,770,202	76,409,099	79,677,386	18,501,915	128,892

(14)	Includes $18,139,969 of investments in securities on loan, at value.

EUR	Euro
GBP	Great Britain Pound
GMAC	General Motors Acceptance Corporation
MTN	Medium Term Note

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments – April 30, 2010 (unaudited)

Forward foreign currency contracts

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation) ($)
Euro	22,000,000	USD	29,425,660	05/13/10	132,807
Great Britain Pound	5,650,000	USD	8,625,686	05/13/10	(18,829)
					113,978

Currency type abbreviation:

USD	United States Dollar

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	190,737,055	—	190,737,055
Loan assignments	—	10,038,727	166,507	10,205,234
Asset-backed securities	—	2,810,000	1,235,232	4,045,232
Collateralized mortgage obligations	—	2,423,282	—	2,423,282
Preferred stock	1,599,030	—	—	1,599,030
Common stocks	1,244,258	—	—	1,244,258
Rights	—	—	620,925	620,925
Warrants	—	9,544	—	9,544
Repurchase agreement	—	6,197,000	—	6,197,000
Investment of cash collateral from securities loaned	—	18,501,915	—	18,501,915
Other financial instruments, net(15)	—	113,978	—	113,978
Total	2,843,288	230,831,501	2,022,664	235,697,453

(15)	Other financial instruments include forward foreign currency contracts.

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) during the nine months ended April 30, 2010:

	Loan assignment ($)	Asset-backed security ($)	Rights ($)	Total ($)
Beginning balance	—	636,437	—	636,437
Net purchases/(sales)	354,178	—	620,925	975,103
Accrued discounts/(premiums)	—	63,836	—	63,836
Total realized gain/(loss)	—	—	—	—
Net change in unrealized appreciation/depreciation	(187,671)	534,959	—	347,288
Net transfers in/(out) of Level 3	—	—	—	—
Ending balance	166,507	1,235,232	620,925	2,022,664

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2010 was $347,288.

UBS PACE® Select Advisors Trust

UBS PACE® High Yield Investments

Schedule of investments – April 30, 2010 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	82.9
United Kingdom	4.6
Germany	2.0
Canada	1.8
Netherlands	1.3
Sweden	1.2
Australia	1.1
Luxembourg	1.0
Japan	0.9
France	0.7
Norway	0.7
Cayman Islands	0.5
Liberia	0.5
Ireland	0.2
Denmark	0.2
Bermuda	0.2
Marshall Islands	0.1
Belgium	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2010.

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Value Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—97.44%
Aerospace & defense—6.77%
Boeing Co.	210,150	15,221,165
Honeywell International, Inc.	539,550	25,612,438
ITT Industries, Inc.	83,800	4,656,766
L-3 Communications Holdings, Inc.	135,804	12,707,180
Northrop Grumman Corp.	264,125	17,915,599
Raytheon Co.	83,600	4,873,880
		80,987,028
Air freight & logistics—0.42%
FedEx Corp.	55,700	5,013,557

Auto components—1.66%
Johnson Controls, Inc.	329,600	11,071,264
Magna International, Inc., Class A*	133,425	8,760,686
		19,831,950
Beverages—1.78%
PepsiCo, Inc.	327,000	21,326,940

Capital markets—2.80%
Ameriprise Financial, Inc.	107,900	5,002,244
BlackRock, Inc.	23,300	4,287,200
Franklin Resources, Inc.	65,200	7,539,728
Morgan Stanley	275,125	8,314,277
State Street Corp.	193,400	8,412,900
		33,556,349
Chemicals—0.67%
E.I. du Pont de Nemours and Co.	200,600	7,991,904

Commercial banks—5.82%
BB&T Corp.	289,150	9,611,346
Comerica, Inc.	215,775	9,062,550
PNC Financial Services Group, Inc.	126,475	8,500,385
US Bancorp	535,150	14,325,966
Wells Fargo & Co.	850,550	28,161,710
		69,661,957
Communications equipment—3.26%
Alcatel-Lucent, ADR*	2,550,475	8,085,006
Cisco Systems, Inc.*	654,750	17,625,870
Motorola, Inc.*	440,565	3,114,794
QUALCOMM, Inc.	264,350	10,240,919
		39,066,589
Computers & peripherals—2.68%
Dell, Inc.*	516,025	8,349,285
EMC Corp.*	246,000	4,676,460
Hewlett-Packard Co.	213,850	11,113,784

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Value Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Computers & peripherals— (concluded)
Western Digital Corp.*	191,600	7,872,844
		32,012,373
Consumer finance—0.71%
Capital One Financial Corp.	195,325	8,479,058

Diversified financial services—5.24%
Bank of America Corp.	1,254,000	22,358,820
Citigroup, Inc.*	2,357,564	10,302,555
JPMorgan Chase & Co.	705,593	30,044,150
		62,705,525
Diversified telecommunication services—0.78%
AT&T, Inc.	358,900	9,352,934

Electric utilities—0.56%
Edison International	195,150	6,707,306

Electrical equipment—0.71%
Cooper Industries PLC	172,175	8,453,793

Electronic equipment, instruments & components—2.05%
Corning, Inc.	389,900	7,505,575
Tyco Electronics Ltd.	528,850	16,986,662
		24,492,237
Energy equipment & services—1.32%
Halliburton Co.	347,839	10,661,265
National-Oilwell Varco, Inc.	115,900	5,103,077
		15,764,342
Food & staples retailing—0.82%
CVS Corp.	131,300	4,848,909
Sysco Corp.	157,700	4,973,858
		9,822,767
Food products—0.70%
Kraft Foods, Inc., Class A	284,825	8,430,820

Gas utilities—0.64%
EQT Corp.	175,000	7,610,750

Health care equipment & supplies—2.34%
Baxter International, Inc.	78,700	3,716,214
Covidien PLC	293,950	14,106,660

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Value Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Health care equipment & supplies— (concluded)
Zimmer Holdings, Inc.*	168,050	10,235,926
		28,058,800
Health care providers & services—0.81%
Aetna, Inc.	328,600	9,710,130

Household durables—0.36%
Fortune Brands, Inc.	81,475	4,270,920

Industrial conglomerates—1.38%
General Electric Co.	630,500	11,891,230
Textron, Inc.	202,950	4,635,378
		16,526,608
Insurance—9.22%
ACE Ltd.	153,000	8,138,070
Aflac, Inc.	191,600	9,763,936
Allstate Corp.	485,800	15,871,086
Aon Corp.	195,100	8,283,946
Axis Capital Holdings Ltd.	346,350	10,795,729
Fidelity National Financial, Inc., Class A	416,150	6,317,157
Hartford Financial Services Group, Inc.	271,325	7,751,755
MetLife, Inc.	224,600	10,237,268
The Travelers Cos., Inc.	164,700	8,356,878
Torchmark Corp.	287,350	15,384,719
Willis Group Holdings PLC	274,050	9,441,023
		110,341,567
Internet software & services—0.37%
eBay, Inc.*	184,800	4,400,088

IT services—0.91%
Accenture PLC, Class A	137,350	5,993,954
International Business Machines Corp.	38,350	4,947,150
		10,941,104
Machinery—3.10%
Caterpillar, Inc.	217,050	14,778,934
Cummins, Inc.	178,250	12,874,998
Deere & Co.	158,300	9,469,506
		37,123,438
Media—4.04%
Comcast Corp., Class A	278,900	5,505,486
DIRECTV, Class A*	213,100	7,720,613
Omnicom Group, Inc.	369,625	15,768,202
The Walt Disney Co.	146,200	5,386,008

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Value Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Media— (concluded)
Viacom, Inc., Class B*	395,600	13,976,548
		48,356,857
Metals & mining—1.78%
Newmont Mining Corp.	293,250	16,445,460
Nucor Corp.	107,000	4,849,240
		21,294,700
Multi-utilities—1.75%
Dominion Resources, Inc.	229,900	9,609,820
Sempra Energy	230,275	11,324,924
		20,934,744
Multiline retail—1.14%
J.C. Penney Co., Inc. (Holding Co.)	469,025	13,681,459

Oil, gas & consumable fuels—11.14%
Anadarko Petroleum Corp.	106,900	6,644,904
Apache Corp.	159,077	16,187,676
BP PLC, ADR(1)	180,150	9,394,822
Chevron Corp.	148,400	12,085,696
ConocoPhillips	317,500	18,792,825
Devon Energy Corp.	29,300	1,972,769
Exxon Mobil Corp.	386,887	26,250,283
Marathon Oil Corp.	453,150	14,568,772
Occidental Petroleum Corp.	232,797	20,639,782
Valero Energy Corp.	322,425	6,703,216
		133,240,745
Personal products—0.69%
Avon Products, Inc.	255,675	8,265,973

Pharmaceuticals—6.89%
Bristol-Myers Squibb Co.	182,200	4,607,838
Johnson & Johnson	221,200	14,223,160
Merck & Co., Inc.	569,775	19,964,916
Pfizer, Inc.	1,340,302	22,409,849
Sanofi-Aventis, ADR	491,950	16,780,415
Teva Pharmaceutical Industries Ltd., ADR	76,000	4,463,480
		82,449,658
Road & rail—1.39%
CSX Corp.	209,600	11,748,080
Union Pacific Corp.	65,200	4,933,032
		16,681,112
Semiconductors & semiconductor equipment—1.90%
Intel Corp.	214,700	4,901,601
Lam Research Corp.*	85,650	3,473,108

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Value Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (concluded)
Semiconductors & semiconductor equipment— (concluded)
Texas Instruments, Inc.	553,150	14,387,431
		22,762,140
Software—3.29%
CA, Inc.	721,925	16,467,109
Microsoft Corp.	597,802	18,256,873
Oracle Corp.	182,000	4,702,880
		39,426,862
Specialty retail—3.66%
Lowe’s Cos., Inc.	761,475	20,651,202
The Gap, Inc.	316,800	7,834,464
The Sherwin-Williams Co.	132,125	10,314,999
TJX Cos., Inc.	106,900	4,953,746
		43,754,411
Textiles, apparel & luxury goods—0.43%
Nike, Inc., Class B	67,300	5,108,743

Tobacco—0.63%
Philip Morris International, Inc.	152,400	7,479,792

Wireless telecommunication services—0.83%
Vodafone Group PLC, ADR	444,700	9,872,340
Total common stocks (cost—$1,002,960,448)		1,165,950,370

	Face amount
Repurchase agreement—1.95%
Repurchase agreement dated 04/30/10 with State Street Bank & Trust Co., 0.010% due 05/03/10, collateralized by $23,745,268 US Treasury Bills, zero coupon due 07/22/10, (value—$23,735,770); proceeds: $23,270,019 (cost—$23,270,000)	23,270,000	23,270,000

	Number of shares
Investment of cash collateral from securities loaned—0.23%
Money market fund—0.23%
UBS Private Money Market Fund LLC(2) (cost— $2,804,084)	2,804,084	2,804,084

Total investments (cost — $1,029,034,532)(3)— 99.62%		1,192,024,454
Other assets in excess of liabilities — 0.38%		4,524,298
Net assets — 100.00%		1,196,548,752

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Value Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $1,029,034,532; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$199,233,314
Gross unrealized depreciation	(36,243,392)
Net unrealized appreciation	$162,989,922

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2010.
(2)	The table below details the Portolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2010.

Net income
		Purchases	Sales		earned from
		during the nine	during the nine		affiliate for the nine
	Value at	months ended	months ended	Value at	months ended
Security description	07/31/09 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)
UBS Private Money Market Fund LLC	147,996,105	342,116,715	487,308,736	2,804,084	31,559

(3)	Includes $2,720,613 of investments in securities on loan, at value.

ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,165,950,370	—	—	1,165,950,370
Repurchase agreement	—	23,270,000	—	23,270,000
Investment of cash collateral from securities loaned	—	2,804,084	—	2,804,084
Total	1,165,950,370	26,074,084	—	1,192,024,454

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	89.0
Ireland	3.2
Switzerland	2.1
France	2.1
United Kingdom	1.6
Bermuda	0.9
Canada	0.7
Israel	0.4
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2010.

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—99.12%
Aerospace & defense—3.31%
Boeing Co.	82,550	5,979,097
General Dynamics Corp.	155,490	11,873,216
Goodrich Corp.	94,946	7,043,094
Honeywell International, Inc.	81,430	3,865,482
Northrop Grumman Corp.	17,500	1,187,025
Precision Castparts Corp.	20,930	2,686,156
Raytheon Co.	22,800	1,329,240
United Technologies Corp.	18,760	1,406,062
		35,369,372
Air freight & logistics—1.56%
Expeditors International of Washington, Inc.	162,400	6,616,176
FedEx Corp.	99,412	8,948,074
United Parcel Service, Inc., Class B	16,600	1,147,724
		16,711,974
Airlines—0.09%
Southwest Airlines Co.	73,000	962,140

Auto components—0.52%
Johnson Controls, Inc.	137,320	4,612,579
TRW Automotive Holdings Corp.*	30,200	972,742
		5,585,321
Automobiles—0.99%
Ford Motor Co.*	270,690	3,524,384
Harley-Davidson, Inc.(1)	206,900	6,999,427
		10,523,811
Beverages—0.49%
Coca-Cola Co.	46,608	2,491,198
PepsiCo, Inc.	42,393	2,764,871
		5,256,069
Biotechnology—1.48%
Amgen, Inc.*	19,000	1,089,840
Celgene Corp.*	62,060	3,844,617
Cephalon, Inc.*	28,100	1,804,020
Gilead Sciences, Inc.*	187,400	7,434,158
United Therapeutics Corp.*	29,500	1,678,255
		15,850,890
Building products—0.42%
Masco Corp.	277,890	4,510,155

Capital markets—2.28%
Ameriprise Financial, Inc.	109,840	5,092,182
Bank of New York Mellon Corp.	233,000	7,253,290

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Capital markets— (concluded)
Goldman Sachs Group, Inc.	82,489	11,977,403
		24,322,875
Chemicals—3.91%
Ashland, Inc.	26,800	1,596,208
Dow Chemical Co.	595,478	18,358,587
Lubrizol Corp.	18,080	1,633,347
Nalco Holding Co.	64,300	1,590,139
Potash Corp. of Saskatchewan, Inc.	28,677	3,168,808
Praxair, Inc.	65,000	5,445,050
Syngenta AG, ADR	118,000	5,960,180
The Mosaic Co.	77,920	3,984,829
		41,737,148
Commercial banks—3.98%
ICICI Bank Ltd., ADR	93,659	3,982,381
Itau Unibanco Banco Multiplo SA, ADR	148,668	3,223,122
PNC Financial Services Group, Inc.	15,000	1,008,150
SunTrust Banks, Inc.	106,710	3,158,616
US Bancorp	298,470	7,990,042
Wells Fargo & Co.	699,144	23,148,658
		42,510,969
Commercial services & supplies—0.08%
R.R. Donnelley & Sons Co.	40,400	868,196

Communications equipment—4.95%
Cisco Systems, Inc.*	1,073,697	28,903,923
Harris Corp.	68,300	3,516,084
Juniper Networks, Inc.*	207,700	5,900,757
QUALCOMM, Inc.	376,110	14,570,502
		52,891,266
Computers & peripherals—9.64%
Apple, Inc.*	234,756	61,299,487
Dell, Inc.*	301,990	4,886,198
EMC Corp.*	497,230	9,452,342
Hewlett-Packard Co.	103,008	5,353,326
NetApp, Inc.*	287,000	9,950,290
SanDisk Corp.*	34,600	1,380,194
Seagate Technology*	125,940	2,313,518
Teradata Corp.*	230,500	6,700,635
Western Digital Corp.*	38,800	1,594,292
		102,930,282
Consumer finance—1.01%
American Express Co.	234,195	10,801,073

Diversified consumer services—0.54%
Apollo Group, Inc., Class A*	76,040	4,365,456

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Diversified consumer services— (concluded)
Career Education Corp.*	46,900	1,372,763
		5,738,219
Diversified financial services—2.73%
CME Group, Inc.	24,600	8,078,886
IntercontinentalExchange, Inc.*	71,500	8,339,045
JPMorgan Chase & Co.	212,587	9,051,954
Moody’s Corp.	147,680	3,650,650
		29,120,535
Electrical equipment—0.41%
Emerson Electric Co.	57,200	2,987,556
Hubbell, Inc., Class B	30,800	1,431,276
		4,418,832
Electronic equipment, instruments & components—0.09%
Avnet, Inc.*	30,600	978,282

Energy equipment & services—1.46%
Halliburton Co.	77,820	2,385,183
National-Oilwell Varco, Inc.	70,210	3,091,346
Oil States International, Inc.*	18,800	908,228
Schlumberger Ltd.	106,220	7,586,232
Transocean Ltd.*	22,668	1,642,297
		15,613,286
Food & staples retailing—0.99%
Wal-Mart Stores, Inc.	69,081	3,706,196
Walgreen Co.	194,400	6,833,160
		10,539,356
Food products—1.12%
Del Monte Foods Co.	160,700	2,400,858
H.J. Heinz Co.	50,900	2,385,683
Mead Johnson Nutrition Co.	70,357	3,631,125
Sara Lee Corp.	141,600	2,013,552
Tyson Foods, Inc. Class A	76,400	1,496,676
		11,927,894
Gas utilities—0.09%
ONEOK, Inc.	18,800	923,832

Health care equipment & supplies—1.92%
Covidien PLC	84,350	4,047,956
Hill-Rom Holdings, Inc.	38,800	1,230,348
Hospira, Inc.*	56,229	3,024,558
Intuitive Surgical, Inc.*	23,021	8,300,452
Kinetic Concepts, Inc.*	22,800	987,240

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Health care equipment & supplies— (concluded)
Medtronic, Inc.	65,684	2,869,734
		20,460,288
Health care providers & services—2.30%
AmerisourceBergen Corp.	61,900	1,909,615
Cardinal Health, Inc.	41,500	1,439,635
Coventry Health Care, Inc.*	66,920	1,588,681
Humana, Inc.*	46,900	2,144,268
Lincare Holdings, Inc.*	17,000	793,730
Medco Health Solutions, Inc.*	179,200	10,558,464
UnitedHealth Group, Inc.	204,000	6,183,240
		24,617,633
Hotels, restaurants & leisure—2.78%
Brinker International, Inc.	57,500	1,064,900
International Game Technology	311,850	6,573,798
McDonald’s Corp.	142,026	10,025,615
MGM Mirage(1),*	256,200	4,071,018
Starbucks Corp.	115,520	3,001,210
Wyndham Worldwide Corp.	28,600	766,766
Wynn Resorts Ltd.	47,570	4,197,577
		29,700,884
Household durables—0.58%
D.R. Horton, Inc.	303,500	4,458,415
Garmin Ltd.(1)	46,980	1,756,112
		6,214,527
Household products—0.89%
Colgate-Palmolive Co.	6,200	521,420
Procter & Gamble Co.	144,200	8,963,472
		9,484,892
Industrial conglomerates—0.47%
3M Co.	17,420	1,544,631
Siemens AG, ADR	35,190	3,435,952
		4,980,583
Insurance—1.99%
Aflac, Inc.	46,900	2,390,024
Hartford Financial Services Group, Inc.	411,750	11,763,698
Lincoln National Corp.	106,700	3,263,953
Progressive Corp.	65,520	1,316,297
Prudential Financial, Inc.	23,240	1,477,134
Reinsurance Group of America, Inc.	20,600	1,063,578
		21,274,684
Internet & catalog retail—2.33%
Amazon.com, Inc.*	74,380	10,194,523

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Internet & catalog retail— (concluded)
Priceline.com, Inc.*	56,237	14,736,906
		24,931,429
Internet software & services—5.30%
Baidu, Inc., ADR*	10,942	7,542,321
eBay, Inc.*	263,400	6,271,554
Google, Inc., Class A*	58,196	30,578,506
IAC/InterActiveCorp*	49,600	1,112,032
VeriSign, Inc.*	405,730	11,064,257
		56,568,670
IT services—5.58%
Accenture PLC, Class A	98,670	4,305,959
International Business Machines Corp.	70,509	9,095,661
Lender Processing Services, Inc.	42,760	1,614,190
MasterCard, Inc., Class A	87,678	21,747,651
Visa, Inc., Class A	195,004	17,595,211
Western Union Co.	286,280	5,224,610
		59,583,282
Leisure equipment & products—0.16%
Mattel, Inc.	76,340	1,759,637

Machinery—3.70%
Caterpillar, Inc.	17,820	1,213,364
Cummins, Inc.	38,350	2,770,021
Danaher Corp.	19,100	1,609,748
Eaton Corp.	133,232	10,280,181
Illinois Tool Works, Inc.	99,190	5,068,609
Ingersoll-Rand PLC	143,880	5,320,682
PACCAR, Inc.	161,950	7,533,914
Parker Hannifin Corp.	46,900	3,244,542
Snap-on, Inc.	24,300	1,170,774
Toro Co.	22,800	1,298,232
		39,510,067
Media—0.86%
John Wiley & Sons, Inc., Class A	17,400	735,498
McGraw-Hill Cos., Inc.	28,600	964,392
The Walt Disney Co.	203,182	7,485,225
		9,185,115
Metals & mining—1.85%
Barrick Gold Corp.	79,900	3,479,645
BHP Billiton Ltd., ADR(1)	56,620	4,121,370
BHP Billiton PLC, ADR	146,050	8,909,050

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Metals & mining— (concluded)
Freeport-McMoRan Copper & Gold, Inc.	43,260	3,267,428
		19,777,493
Multi-utilities—0.14%
DTE Energy Co.	30,800	1,483,636

Multiline retail—1.67%
Big Lots, Inc.*	28,900	1,103,980
Kohl’s Corp.*	106,900	5,878,431
Nordstrom, Inc.	77,508	3,203,406
Target Corp.	133,720	7,604,656
		17,790,473
Office electronics—0.10%
Xerox Corp.	95,100	1,036,590

Oil, gas & consumable fuels—2.31%
CONSOL Energy, Inc.	81,590	3,645,441
EOG Resources, Inc.	91,500	10,258,980
Exxon Mobil Corp.	29,923	2,030,275
Hess Corp.	82,240	5,226,352
Southwestern Energy Co.*	88,832	3,524,854
		24,685,902
Personal products—0.27%
Estee Lauder Cos., Inc., Class A	44,000	2,900,480

Pharmaceuticals—3.95%
Abbott Laboratories	52,200	2,670,552
Allergan, Inc.	160,200	10,203,138
Forest Laboratories, Inc.*	35,200	959,552
Johnson & Johnson	149,380	9,605,134
Merck & Co., Inc.	177,959	6,235,683
Novo Nordisk A/S, ADR	108,900	8,940,690
Teva Pharmaceutical Industries Ltd., ADR	51,220	3,008,151
ViroPharma, Inc.*	46,900	596,568
		42,219,468
Road & rail—1.44%
Norfolk Southern Corp.	75,831	4,499,053
Union Pacific Corp.	144,128	10,904,725
		15,403,778
Semiconductors & semiconductor equipment—3.12%
Altera Corp.	178,830	4,535,129
Analog Devices, Inc.	145,830	4,364,692
Broadcom Corp., Class A	37,460	1,291,995
Intel Corp.	566,896	12,942,236
Marvell Technology Group Ltd.*	56,600	1,168,790
Silicon Laboratories, Inc.*	12,100	585,035
Texas Instruments, Inc.	260,010	6,762,860

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Semiconductors & semiconductor equipment— (concluded)
Xilinx, Inc.	67,000	1,727,260
		33,377,997
Software—7.31%
Adobe Systems, Inc.*	179,800	6,039,482
BMC Software, Inc.*	145,290	5,718,614
Citrix Systems, Inc.*	61,830	2,906,010
Intuit, Inc.*	298,500	10,793,760
McAfee, Inc.*	84,784	2,946,244
Microsoft Corp.	863,995	26,386,407
Oracle Corp.	682,832	17,644,379
Symantec Corp.*	339,500	5,693,415
		78,128,311
Specialty retail—3.48%
Aeropostale, Inc.*	46,050	1,337,292
AutoZone, Inc.*	6,800	1,258,068
Limited Brands, Inc.	67,000	1,795,600
Lowe’s Cos., Inc.	438,970	11,904,866
PetSmart, Inc.	37,500	1,240,125
Ross Stores, Inc.	61,600	3,449,600
Staples, Inc.	500,090	11,767,118
The Gap, Inc.	33,485	828,084
TJX Cos., Inc.	52,200	2,418,948
Williams-Sonoma, Inc.	40,200	1,157,760
		37,157,461
Textiles, apparel & luxury goods—1.19%
Coach, Inc.	91,810	3,833,067
Hanesbrands, Inc.*	27,100	771,537
Nike, Inc., Class B	106,100	8,054,051
		12,658,655
Thrifts & mortgage finance—0.13%
New York Community Bancorp, Inc.(1)	87,400	1,439,478

Tobacco—0.28%
Altria Group, Inc.	24,700	523,393

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (concluded)
Tobacco— (concluded)
Philip Morris International, Inc.	49,893	2,448,748
		2,972,141
Wireless telecommunication services—0.88%
Crown Castle International Corp.*	249,600	9,447,360
Total common stocks (cost—$880,245,823)		1,058,842,691

Money market fund—0.30%
BlackRock Liquidity Funds TempFund Institutional Shares (cost—$3,221,563)	3,221,563	3,221,563

	Face amount
Repurchase agreement—0.68%
Repurchase agreement dated 04/30/10 with State Street Bank & Trust Co., 0.010% due 05/03/10, collateralized by $7,404,197 US Treasury Bills, zero coupon due 07/22/10, (value—$7,401,235); proceeds: $7,256,006 (cost—$7,256,000)	7,256,000	7,256,000

	Number of shares
Investment of cash collateral from securities loaned—1.32%
Money market fund—1.32%
UBS Private Money Market Fund LLC(2) (cost—$14,081,038)	14,081,038	14,081,038

Total investments (cost — $904,804,424)(3)— 101.42%		1,083,401,292
Liabilities in excess of other assets — (1.42)%		(15,165,938)
Net assets — 100.00%		1,068,235,354

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $904,804,424; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$186,716,204
Gross unrealized depreciation	(8,119,336)
Net unrealized appreciation	$178,596,868

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2010.
(2)	The table below details the Portfolio’s transaction activity in an affiliated issuer for the nine months ended April 30, 2010.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/09 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)
UBS Private Money Market Fund LLC	150,213,457	378,442,740	514,575,159	14,081,038	78,084

(3)	Includes $13,284,516 of investments in securities on loan, at market value.

ADR	American Depositary Receipt

UBS PACE® Select Advisors Trust

UBS PACE® Large Co Growth Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,058,842,691	—	—	1,058,842,691
Money market fund	—	3,221,563	—	3,221,563
Repurchase agreement	—	7,256,000	—	7,256,000
Investment of cash collateral from securities loaned	—	14,081,038	—	14,081,038
Total	1,058,842,691	24,558,601	—	1,083,401,292

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	92.2
Ireland	1.3
Cayman Islands	1.1
Denmark	0.8
United Kingdom	0.8
Switzerland	0.7
Netherlands Antilles	0.7
Canada	0.6
Australia	0.4
India	0.4
Germany	0.3
Brazil	0.3
Israel	0.3
Bermuda	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2010.

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—96.36%
Aerospace & defense—0.61%
Hexcel Corp.*	163,500	2,648,700

Air freight & logistics—1.08%
Atlas Air Worldwide Holdings, Inc.*	33,675	1,861,217
Forward Air Corp.	100,500	2,816,010
		4,677,227
Auto components—1.10%
Cooper Tire & Rubber Co.	117,940	2,502,687
Lear Corp.*	27,450	2,228,391
		4,731,078
Automobiles—0.58%
Thor Industries, Inc.	70,500	2,517,555

Beverages—0.28%
Central European Distribution Corp. (CEDC)*	34,860	1,207,899

Building products—0.15%
Quanex Building Products Corp.	35,100	666,900

Capital markets—2.95%
Ameriprise Financial, Inc.	56,000	2,596,160
Raymond James Financial, Inc.	239,225	7,329,854
Stifel Financial Corp.*	49,000	2,809,170
		12,735,184
Chemicals—1.50%
Celanese Corp., Series A	42,200	1,349,978
CF Industries Holdings, Inc.	14,400	1,204,848
Eastman Chemical Co.	20,150	1,348,438
PolyOne Corp.*	119,700	1,353,807
RPM International, Inc.	56,230	1,241,558
		6,498,629
Commercial banks—10.58%
Associated Banc-Corp	173,000	2,513,690
Bank of Hawaii Corp.	82,900	4,383,752
Cathay General Bancorp	353,000	4,366,610
City National Corp.	19,000	1,183,320
Comerica, Inc.	61,450	2,580,900
CVB Financial Corp.(1)	302,400	3,329,424
East West Bancorp, Inc.	83,920	1,643,993
Fifth Third Bancorp	93,300	1,391,103
First Horizon National Corp.*	213,997	3,028,062
Fulton Financial Corp.	116,600	1,224,300
IBERIABANK Corp.	20,775	1,280,571
KeyCorp	144,800	1,306,096
Prosperity Bancshares, Inc.	19,800	776,556
Sterling Bancshares, Inc.	261,320	1,536,561
Synovus Financial Corp.(1)	601,190	1,809,582

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Commercial banks— (concluded)
Texas Capital Bancshares, Inc.*	169,365	3,370,363
United Community Banks, Inc.*	340,183	1,986,669
Wilmington Trust Corp.(1)	263,000	4,557,790
Zions Bancorporation(1)	121,000	3,476,330
		45,745,672
Commercial services & supplies—4.95%
ATC Technology Corp.*	80,500	1,645,420
Copart, Inc.*	110,500	3,943,745
KAR Auction Services, Inc.*	126,200	1,963,672
Republic Services, Inc.	64,295	1,995,074
Schawk, Inc.	159,100	3,014,945
United Stationers, Inc.*	75,800	4,640,476
Waste Connections, Inc.*	117,370	4,200,672
		21,404,004
Communications equipment—1.25%
JDS Uniphase Corp.*	69,900	908,001
Plantronics, Inc.	135,500	4,498,600
		5,406,601
Computers & peripherals—1.66%
Avid Technology, Inc.(1),*	211,100	3,082,060
Electronics for Imaging, Inc.*	251,000	3,225,350
Lexmark International, Inc., Class A*	23,300	863,265
		7,170,675
Construction & engineering—1.32%
Dycom Industries, Inc.*	262,355	2,786,210
Pike Electric Corp.*	272,500	2,929,375
		5,715,585
Consumer finance—0.96%
Discover Financial Services	187,900	2,904,934
EZCORP, Inc., Class A*	61,000	1,263,310
		4,168,244
Containers & packaging—1.37%
Ball Corp.	68,575	3,648,876
Boise, Inc.*	329,700	2,271,633
		5,920,509
Diversified consumer services—1.63%
Coinstar, Inc.(1),*	158,660	7,038,158

Diversified telecommunication services—1.77%
General Communication, Inc., Class A*	277,073	1,703,999
Premiere Global Services, Inc.*	214,040	2,005,555
Qwest Communications International, Inc.	190,600	996,838

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Diversified telecommunication services— (concluded)
tw telecom, Inc.*	166,275	2,959,695
		7,666,087
Electric utilities—1.56%
DPL, Inc.	43,765	1,233,298
El Paso Electric Co.*	100,000	2,125,000
Unitil Corp.	38,650	853,392
Westar Energy, Inc.	107,000	2,534,830
		6,746,520
Electrical equipment—1.45%
AMETEK, Inc.	70,500	3,049,125
Cooper Industries PLC, Class A	65,300	3,206,230
		6,255,355
Electronic equipment, instruments & components—1.91%
Coherent, Inc.*	62,100	2,333,097
Ingram Micro, Inc., Class A*	149,950	2,723,092
Jabil Circuit, Inc.	102,000	1,562,640
Molex, Inc.	73,500	1,647,135
		8,265,964
Energy equipment & services—2.73%
Complete Production Services, Inc.*	43,800	660,942
Oceaneering International, Inc.*	21,500	1,408,250
Oil States International, Inc.*	41,200	1,990,372
TETRA Technologies, Inc.*	188,500	2,316,665
Tidewater, Inc.	100,725	5,399,867
		11,776,096
Food products—3.22%
Brooklyn Cheesecake & Desserts Co., Inc.(2),*	34,680	1,734
Del Monte Foods Co.	43,600	651,384
Flowers Foods, Inc.	93,000	2,451,480
Fresh Del Monte Produce, Inc.*	168,170	3,509,708
J&J Snack Foods Corp.	38,000	1,770,420
Ralcorp Holdings, Inc.*	46,800	3,114,540
The J. M. Smucker Co.	24,700	1,508,429
Tyson Foods, Inc., Class A	46,200	905,058
		13,912,753
Gas utilities—0.31%
Questar Corp.	27,700	1,328,215

Health care equipment & supplies—1.21%
Cooper Cos., Inc.	75,200	2,924,528
Hologic, Inc.*	58,825	1,051,203
ICU Medical, Inc.*	35,500	1,264,155
		5,239,886
Health care providers & services—2.27%
Amedisys, Inc.(1),*	38,500	2,216,830

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Health care providers & services— (concluded)
AmerisourceBergen Corp.	21,400	660,190
AMN Healthcare Services, Inc.*	319,000	2,915,660
Chemed Corp.	45,000	2,475,450
Health Management Associates, Inc., Class A*	165,700	1,544,324
		9,812,454
Hotels, restaurants & leisure—2.98%
Burger King Holdings, Inc.	176,500	3,724,150
Darden Restaurants, Inc.	33,925	1,518,144
Papa John’s International, Inc.*	94,350	2,585,190
Sonic Corp.(1),*	201,700	2,361,907
Wyndham Worldwide Corp.	101,000	2,707,810
		12,897,201
Household durables—2.26%
American Greetings Corp., Class A	183,885	4,516,216
Newell Rubbermaid, Inc.	38,900	664,023
Ryland Group, Inc.	49,100	1,118,498
Stanley Black & Decker, Inc.	44,050	2,737,707
Whirlpool Corp.	6,500	707,655
		9,744,099
Industrial conglomerates—0.22%
Carlisle Cos., Inc.	24,600	928,158

Insurance—4.26%
Aspen Insurance Holdings Ltd.	51,600	1,392,168
Brown & Brown, Inc.	187,050	3,767,187
Genworth Financial, Inc., Class A*	106,100	1,752,772
HCC Insurance Holdings, Inc.	105,135	2,858,621
Horace Mann Educators Corp.	172,000	2,960,120
Selective Insurance Group, Inc.	183,150	3,060,436
Unum Group	25,600	626,432
XL Capital Ltd., Class A	112,100	1,995,380
		18,413,116
Internet & catalog retail—0.14%
HSN, Inc.*	19,900	599,587

Internet software & services—0.58%
DealerTrack Holdings, Inc.*	163,500	2,493,375

IT services—2.37%
Amdocs Ltd.*	204,000	6,515,760
Unisys Corp.*	8,000	224,160

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
IT services— (concluded)
VeriFone Holdings, Inc.*	184,000	3,501,520
		10,241,440
Leisure equipment & products—0.65%
RC2 Corp.*	153,000	2,810,610

Life sciences tools & services—2.10%
Bio-Rad Laboratories, Inc., Class A*	22,500	2,513,025
Charles River Laboratories International, Inc.*	73,000	2,444,040
Covance, Inc.*	27,000	1,542,780
Life Technologies Corp.*	30,400	1,663,184
PAREXEL International Corp.*	39,200	924,336
		9,087,365
Machinery—4.24%
Briggs & Stratton Corp.	135,175	3,209,054
Bucyrus International, Inc.	27,800	1,751,678
Harsco Corp.	37,060	1,147,378
Kennametal, Inc.	142,450	4,680,907
Pentair, Inc.	77,900	2,816,864
Snap-on, Inc.	43,155	2,079,208
Wabtec Corp.	55,500	2,640,690
		18,325,779
Media—2.06%
Gannett Co., Inc.	32,175	547,619
John Wiley & Sons, Inc., Class A	89,835	3,797,325
Scholastic Corp.	90,835	2,453,453
Valassis Communications, Inc.*	64,920	2,122,235
		8,920,632
Metals & mining—0.82%
Cliffs Natural Resources, Inc.	21,975	1,374,097
Reliance Steel & Aluminum Co.	44,350	2,164,723
		3,538,820
Multi-utilities—1.46%
CMS Energy Corp.	198,700	3,230,862
DTE Energy Co.	33,600	1,618,512
NSTAR	40,200	1,471,320
		6,320,694
Multiline retail—0.08%
Fred’s, Inc., Class A	25,970	360,723

Oil, gas & consumable fuels—2.74%
Alpha Natural Resources, Inc.*	40,025	1,884,377
Comstock Resources, Inc.*	130,640	4,188,318
Goodrich Petroleum Corp.(1),*	45,440	769,299
Newfield Exploration Co.*	39,300	2,286,867
Rex Energy Corp.*	83,775	1,114,208

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Oil, gas & consumable fuels— (concluded)
Whiting Petroleum Corp.*	17,900	1,616,907
		11,859,976
Paper & forest products—1.28%
Glatfelter	171,500	2,519,335
Neenah Paper, Inc.	97,900	1,713,250
Schweitzer-Mauduit International, Inc.	23,100	1,314,852
		5,547,437
Personal products—0.19%
Nu Skin Enterprises, Inc., Class A	26,650	801,099

Professional services—2.64%
FTI Consulting, Inc.*	92,000	3,783,960
Heidrick & Struggles International, Inc.	57,500	1,518,575
Resources Connection, Inc.*	187,500	3,288,750
School Specialty, Inc.*	119,500	2,803,470
		11,394,755
Real estate investment trusts (REITs)—2.93%
BioMed Realty Trust, Inc.	88,050	1,629,806
CBL & Associates Properties, Inc.	189,900	2,772,540
DiamondRock Hospitality Co.*	152,275	1,673,502
DuPont Fabros Technology, Inc.	82,575	1,830,688
Home Properties, Inc.	46,200	2,295,678
Mack-Cali Realty Corp.	71,225	2,447,291
		12,649,505
Real estate management & development—0.38%
CB Richard Ellis Group, Inc., Class A*	94,900	1,643,668

Road & rail—1.39%
Con-way, Inc.	92,025	3,574,251
Landstar System, Inc.	54,500	2,409,990
		5,984,241
Semiconductors & semiconductor equipment—4.18%
Advanced Energy Industries, Inc.*	56,625	833,520
ATMI, Inc.*	126,000	2,284,380
Cirrus Logic, Inc.*	55,250	702,228
Entegris, Inc.*	716,000	4,432,040
Micron Technology, Inc.*	197,300	1,844,755
ON Semiconductor Corp.*	268,530	2,132,128
Teradyne, Inc.*	204,400	2,499,812
Varian Semiconductor Equipment Associates, Inc.*	78,500	2,585,790
Veeco Instruments, Inc.*	17,400	765,426
		18,080,079
Software—1.05%
Informatica Corp.*	54,000	1,350,540
NetScout Systems, Inc.*	66,845	970,589

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (concluded)
Software— (concluded)
Solera Holdings, Inc.	43,000	1,671,410
TeleCommunication Systems, Inc., Class A*	78,600	543,126
		4,535,665
Specialty retail—3.67%
Borders Group, Inc.(1),*	577,310	1,466,367
GameStop Corp., Class A(1),*	72,655	1,766,243
Group 1 Automotive, Inc.(1),*	100,000	3,105,000
Gymboree Corp.*	62,500	3,070,625
OfficeMax, Inc.*	144,000	2,736,000
PetSmart, Inc.	58,300	1,927,981
Tractor Supply Co.	8,775	589,417
Williams-Sonoma, Inc.	41,800	1,203,840
		15,865,473
Textiles, apparel & luxury goods—1.34%
Phillips-Van Heusen Corp.	40,250	2,536,153
Volcom, Inc.*	137,000	3,266,080
		5,802,233
Thrifts & mortgage finance—1.65%
First Niagara Financial Group, Inc.	226,100	3,142,790
New York Community Bancorp, Inc.(1)	242,135	3,987,963
		7,130,753
Trading companies & distributors—0.03%
Huttig Building Products, Inc.(1),(2),*	67,750	115,175

Wireless telecommunication services—0.27%
NTELOS Holdings Corp.	59,400	1,166,022
Total common stocks (cost—$343,088,388)		416,513,630

	Face amount
Repurchase agreement—3.29%
Repurchase agreement dated 04/30/10 with State Street Bank & Trust Co., 0.010% due 05/03/10, collateralized by $14,500,226 US Treasury Bills, zero coupon due 07/22/10; (value—$14,494,426); proceeds: $14,210,012 (cost—$14,210,000)	14,210,000	14,210,000

	Number of shares
Investment of cash collateral from securities loaned—6.10%
Money market fund—6.10%
UBS Private Money Market Fund LLC(3) (cost—$26,371,425)	26,371,425	26,371,425

Total investments (cost — $383,669,813)(4)— 105.75%		457,095,055
Liabilities in excess of other assets — (5.75)%		(24,866,403)
Net assets — 100.00%		432,228,652

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $383,669,813; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$85,309,628
Gross unrealized depreciation	(11,884,386)
Net unrealized appreciation	$73,425,242

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2010.
(2)	Illiquid securities representing 0.03% of net assets as of April 30, 2010.
(3)	The table below details the Portolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2010.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/09 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)
UBS Private Money Market Fund LLC	86,696,079	235,804,822	296,129,476	26,371,425	188,947

(4)	Includes $25,992,659 of investments in securities on loan, at value.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	416,396,721	116,909	—	416,513,630
Repurchase agreement	—	14,210,000	—	14,210,000
Investment of cash collateral from securities loaned	—	26,371,425	—	26,371,425
Total	416,396,721	40,698,334	—	457,095,055

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs (Level 3) during the nine months ended April 30, 2010:

Preferred stock ($)
Beginning balance	1,710,535
Net purchases/(sales)	(2,931,883)
Accrued discounts/(premiums)	—
Total realized gain/(loss)	743,883
Net change in unrealized appreciation/depreciation	477,465
Net transfers in/(out) of Level 3	—
Ending balance	—

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	96.4
Guernsey	1.4
Cayman Islands	1.2
Ireland	0.7
Bermuda	0.3
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2010.

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—98.16%
Aerospace & defense—2.28%
Orbital Sciences Corp.*	160,440	2,948,887
TransDigm Group, Inc.	121,993	6,742,553
		9,691,440
Air freight & logistics—1.19%
Atlas Air Worldwide Holdings, Inc.*	39,988	2,210,137
Dynamex, Inc.*	35,700	631,533
Forward Air Corp.	37,700	1,056,354
Hub Group, Inc., Class A*	36,022	1,153,064
		5,051,088
Auto components—0.70%
Gentex Corp.	139,000	2,987,110

Biotechnology—4.41%
Alexion Pharmaceuticals, Inc.*	56,623	3,107,470
BioMarin Pharmaceutical, Inc.*	51,680	1,207,762
Cepheid, Inc.(1),*	195,362	3,905,286
Dendreon Corp.(1),*	19,642	1,064,989
Human Genome Sciences, Inc.*	77,124	2,135,564
Onyx Pharmaceuticals, Inc.*	87,921	2,538,279
Regeneron Pharmaceuticals, Inc.*	33,932	866,284
Talecris Biotherapeutics Holdings Corp.*	91,000	1,706,250
United Therapeutics Corp.(1),*	38,513	2,191,005
		18,722,889
Capital markets—2.56%
Affiliated Managers Group, Inc.*	86,654	7,294,534
Greenhill & Co., Inc.(1)	22,383	1,967,242
Lazard Ltd., Class A	41,785	1,615,408
		10,877,184
Chemicals—2.62%
Celanese Corp., Series A	57,900	1,852,221
FMC Corp.	34,800	2,214,672
Intrepid Potash, Inc.(1),*	91,363	2,399,192
Landec Corp.*	105,100	644,263
Solutia, Inc.*	188,294	3,313,975
Zoltek Companies, Inc.(1),*	73,000	718,320
		11,142,643
Commercial banks—0.36%
Signature Bank*	37,898	1,530,321

Commercial services & supplies—3.33%
Cenveo, Inc.*	237,650	2,036,660
Clean Harbors, Inc.*	25,600	1,623,808
Herman Miller, Inc.	92,926	1,971,890
Innerworkings, Inc.(1),*	150,797	901,766
Mobile Mini, Inc.*	46,750	776,985
Ritchie Brothers Auctioneers, Inc.(1)	71,574	1,674,832
Rollins, Inc.	130,200	2,831,850

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Commercial services & supplies— (concluded)
Sykes Enterprises, Inc.*	101,112	2,298,276
		14,116,067
Communications equipment—5.03%
Brocade Communications Systems, Inc.*	307,000	1,992,430
CommScope, Inc.*	65,500	2,133,990
Digi International, Inc.*	164,500	1,761,795
Emulex Corp.*	192,329	2,259,866
F5 Networks, Inc.*	57,856	3,959,086
Finisar Corp.(1),*	213,505	3,194,035
Polycom, Inc.*	185,520	6,038,676
		21,339,878
Computers & peripherals—0.85%
Netezza Corp.*	138,900	1,901,541
Stratasys, Inc.(1),*	71,100	1,695,024
		3,596,565
Construction & engineering—0.60%
Foster Wheeler AG*	84,400	2,530,312

Construction materials—0.26%
Martin Marietta Materials, Inc.(1)	11,454	1,098,209

Consumer finance—0.43%
Cardtronics, Inc.*	130,500	1,819,170

Distributors—0.54%
LKQ Corp.*	108,900	2,293,434

Diversified consumer services—3.47%
Bridgepoint Education, Inc.(1),*	99,000	2,545,290
Capella Education Co.*	24,208	2,193,729
Coinstar, Inc.*	27,300	1,211,028
DeVry, Inc.	52,204	3,257,007
Grand Canyon Education, Inc.*	21,009	507,998
Lincoln Educational Services Corp.*	47,800	1,193,088
Sotheby’s(1)	37,150	1,240,810
Strayer Education, Inc.(1)	7,483	1,819,267
Universal Technical Institute, Inc.*	32,000	766,720
		14,734,937
Diversified financial services—2.21%
MSCI, Inc., Class A*	45,948	1,592,098
Portfolio Recovery Associates, Inc.(1),*	81,894	5,443,494
The NASDAQ OMX Group, Inc.*	112,000	2,352,000
		9,387,592
Electric utilities—0.53%
ITC Holdings Corp.	40,400	2,255,532

Electrical equipment—2.27%
AMETEK, Inc.	39,700	1,717,025

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Electrical equipment— (concluded)
Roper Industries, Inc.	129,657	7,911,670
		9,628,695
Electronic equipment, instruments & components—1.68%
Dolby Laboratories, Inc., Class A*	32,900	2,260,888
Echelon Corp.(1),*	80,500	760,725
FARO Technologies, Inc.*	36,800	927,728
Napco Security Systems, Inc.*	61,850	149,058
National Instruments Corp.	88,100	3,046,498
		7,144,897
Energy equipment & services—1.13%
Dril-Quip, Inc.*	9,681	560,820
ION Geophysical Corp.*	327,200	1,966,472
Rowan Cos., Inc.*	75,628	2,253,715
		4,781,007
Food & staples retailing—0.93%
United Natural Foods, Inc.*	93,500	2,869,515
Whole Foods Market, Inc.*	27,640	1,078,513
		3,948,028
Food products—0.76%
Green Mountain Coffee Roasters, Inc.*	44,382	3,224,796

Health care equipment & supplies—6.09%
Abaxis, Inc.*	44,425	1,151,052
AngioDynamics, Inc.*	117,500	1,880,000
Conceptus, Inc.(1),*	69,075	1,308,280
Edwards Lifesciences Corp.*	20,789	2,142,930
ev3, Inc.*	70,754	1,353,524
Inverness Medical Innovations, Inc.*	48,900	1,945,242
Neogen Corp.*	68,975	1,813,353
NuVasive, Inc.(1),*	25,569	1,063,670
ResMed, Inc.*	36,000	2,463,480
Sirona Dental Systems, Inc.*	101,295	4,222,988
Thoratec Corp.*	110,762	4,938,878
Zoll Medical Corp.*	50,787	1,551,543
		25,834,940
Health care providers & services—7.32%
Bio-Reference Laboratories, Inc.*	59,046	1,381,676
Catalyst Health Solutions, Inc.*	54,669	2,313,045
Chemed Corp.	55,300	3,042,053
Community Health Systems, Inc.*	45,600	1,863,216
Emergency Medical Services Corp., Class A*	36,300	1,919,544
Hanger Orthopedic Group, Inc.*	59,630	1,111,503
Health Net, Inc.*	61,900	1,363,038
HMS Holdings Corp.*	22,962	1,228,467
IPC The Hospitalist Co.*	88,314	2,741,267
Lincare Holdings, Inc.*	111,236	5,193,609
Magellan Health Services, Inc.*	60,800	2,566,368

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Health care providers & services— (concluded)
MEDNAX, Inc.*	41,000	2,252,540
Omnicare, Inc.	85,985	2,389,523
VCA Antech, Inc.*	59,397	1,690,439
		31,056,288
Health care technology—1.05%
Allscripts Healthcare Solutions, Inc.*	104,500	2,107,765
Quality Systems, Inc.	17,897	1,145,587
SXC Health Solutions Corp.*	17,576	1,225,047
		4,478,399
Hotels, restaurants & leisure—2.22%
Cheesecake Factory, Inc.*	78,500	2,132,845
Chipotle Mexican Grill, Inc.*	14,356	1,936,768
Penn National Gaming, Inc.*	66,700	2,065,032
Wyndham Worldwide Corp.	122,100	3,273,501
		9,408,146
Household durables—0.50%
Tempur-Pedic International, Inc.*	62,637	2,110,867

Internet & catalog retail—0.53%
Priceline.com, Inc.*	5,112	1,339,600
Shutterfly, Inc.*	38,810	913,199
		2,252,799
Internet software & services—3.32%
Art Technology Group, Inc.*	402,200	1,721,416
Constant Contact, Inc.(1),*	36,685	937,302
DealerTrack Holdings, Inc.*	70,000	1,067,500
Equinix, Inc.(1),*	20,213	2,034,439
Monster Worldwide, Inc.(1),*	199,168	3,471,498
QuinStreet, Inc.(1),*	110,061	1,858,930
Rackspace Hosting, Inc.*	78,853	1,415,411
VistaPrint NV*	31,082	1,603,210
		14,109,706
IT services—3.50%
Acxiom Corp.*	49,762	949,459
Alliance Data Systems Corp.(1),*	59,122	4,437,697
Cass Information Systems, Inc.(1)	36,000	1,144,800
Forrester Research, Inc.*	48,000	1,541,280
Gartner, Inc.*	65,412	1,575,121
MAXIMUS, Inc.	31,700	1,962,547
SAIC, Inc.*	125,506	2,185,060
Telvent GIT SA	37,500	1,083,750
		14,879,714
Life sciences tools & services—1.79%
Bruker Corp.*	162,200	2,480,038
MEDTOX Scientific, Inc.*	32,900	421,449
PAREXEL International Corp.*	123,913	2,921,869

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Life sciences tools & services— (concluded)
Techne Corp.	26,600	1,762,250
		7,585,606
Machinery—1.44%
Flowserve Corp.	31,524	3,612,020
Kaydon Corp.	31,005	1,290,738
Manitowoc Co., Inc.	85,800	1,202,058
		6,104,816
Media—1.08%
Cinemark Holdings, Inc.	135,200	2,468,752
Regal Entertainment Group, Class A	123,400	2,107,672
		4,576,424
Metals & mining—0.34%
Walter Energy, Inc.	17,863	1,443,509

Multiline retail—0.41%
Saks, Inc.*	179,800	1,753,050

Oil, gas & consumable fuels—2.92%
Arena Resources, Inc.*	52,510	1,939,194
Atlas Energy, Inc.*	29,374	1,059,814
Comstock Resources, Inc.*	52,600	1,686,356
Concho Resources, Inc.*	22,502	1,278,564
GMX Resources, Inc.(1),*	165,400	1,324,854
Holly Corp.	83,687	2,259,549
Plains Exploration & Production Co.*	92,585	2,713,666
Rosetta Resources, Inc.*	4,595	114,416
		12,376,413
Personal products—0.55%
Herbalife Ltd.	37,800	1,823,850
USANA Health Sciences, Inc.(1),*	14,100	511,125
		2,334,975
Pharmaceuticals—0.65%
Auxilium Pharmaceuticals, Inc.(1),*	29,447	1,048,313
Perrigo Co.	28,042	1,711,403
		2,759,716
Professional services—1.15%
CoStar Group, Inc.(1),*	23,000	1,010,850
Resources Connection, Inc.*	100,000	1,754,000
Robert Half International, Inc.	77,259	2,115,351
		4,880,201
Real estate investment trusts (REITs)—0.55%
Digital Realty Trust, Inc.(1)	15,792	926,990
UDR, Inc.	70,100	1,423,731
		2,350,721
Road & rail—1.63%
Dollar Thrifty Automotive Group, Inc.*	91,400	4,020,686

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Road & rail— (concluded)
Kansas City Southern*	71,385	2,894,662
		6,915,348
Semiconductors & semiconductor equipment—5.32%
Advanced Energy Industries, Inc.*	67,140	988,301
Atmel Corp.*	374,030	2,034,723
Avago Technologies Ltd.*	105,850	2,172,042
Cabot Microelectronics Corp.*	33,000	1,265,880
Cree, Inc.*	16,990	1,243,838
Netlogic Microsystems, Inc.(1),*	107,038	3,336,375
Power Integrations, Inc.	54,500	2,097,160
Rudolph Technologies, Inc.*	43,900	418,367
Semtech Corp.*	120,800	2,192,520
Silicon Laboratories, Inc.*	23,784	1,149,956
Skyworks Solutions, Inc.*	104,100	1,753,044
Varian Semiconductor Equipment Associates, Inc.*	39,275	1,293,719
Veeco Instruments, Inc.*	60,260	2,650,837
		22,596,762
Software—8.89%
ANSYS, Inc.*	42,412	1,908,540
ArcSight, Inc.*	90,857	2,065,180
Blackboard, Inc.*	40,237	1,712,084
CommVault Systems, Inc.*	66,659	1,396,506
Concur Technologies, Inc.*	21,800	913,638
Guidance Software, Inc.*	77,000	452,760
Informatica Corp.*	179,038	4,477,740
MICROS Systems, Inc.*	78,462	2,915,648
NetSuite, Inc.(1),*	104,860	1,477,477
Nuance Communications, Inc.*	124,190	2,268,951
Parametric Technology Corp.*	59,407	1,104,376
Rosetta Stone, Inc.*	51,800	1,338,512
Rovi Corp.*	44,100	1,719,018
Sourcefire, Inc.*	69,600	1,556,952
SuccessFactors, Inc.(1),*	41,859	876,109
Sybase, Inc.*	40,700	1,765,566
TiVo, Inc.*	108,525	1,901,358
Ultimate Software Group, Inc.*	146,174	4,889,520
VanceInfo Technologies, Inc., ADR*	61,508	1,466,966
Verint Systems, Inc.*	58,028	1,540,644
		37,747,545
Specialty retail—4.95%
Abercrombie & Fitch Co., Class A	39,400	1,722,962
AnnTaylor Stores Corp.*	101,100	2,193,870
Coldwater Creek, Inc.*	233,400	1,652,472
Foot Locker, Inc.	104,100	1,597,935
Guess?, Inc.	35,794	1,641,871
Gymboree Corp.*	39,805	1,955,620
J. Crew Group, Inc.*	36,791	1,709,678
Talbots, Inc.(1),*	157,100	2,584,295

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (concluded)
Specialty retail— (concluded)
The Men’s Wearhouse, Inc.	99,800	2,358,274
Tiffany & Co.	36,465	1,767,823
Urban Outfitters, Inc.*	49,148	1,843,541
		21,028,341
Textiles, apparel & luxury goods—1.19%
Carter’s, Inc.*	45,891	1,478,608
Skechers USA, Inc., Class A*	30,947	1,186,817
The Warnaco Group, Inc.*	49,897	2,387,073
		5,052,498
Thrifts & mortgage finance—0.72%
First Niagara Financial Group, Inc.	105,600	1,467,840
Washington Federal, Inc.	78,100	1,606,517
		3,074,357
Trading companies & distributors—0.53%
Beacon Roofing Supply, Inc.*	101,000	2,242,200

Transportation infrastructure—0.76%
Aegean Marine Petroleum Network, Inc.(1)	122,615	3,217,418

Wireless telecommunication services—0.62%
SBA Communications Corp., Class A*	73,991	2,617,062
Total common stocks (cost—$341,239,356)		416,689,615

Investment company—0.01%
iShares Russell 2000 Growth Index Fund (cost—$35,152)	478	36,505

	Face amount
Repurchase agreement—2.19%
Repurchase agreement dated 04/30/10 with State Street Bank & Trust Co., 0.010% due 05/03/10, collateralized by $9,469,535 US Treasury Bills, zero coupon due 07/22/10; (value—$9,465,747); proceeds: $9,280,008 (cost—$9,280,000)	9,280,000	9,280,000

	Number of shares
Investment of cash collateral from securities loaned—9.68%

Money market fund—9.68%
UBS Private Money Market Fund LLC(2) (cost—$41,106,853)	41,106,853	41,106,853

Total investments (cost — $391,661,361)(3) — 110.04%		467,112,973
Liabilities in excess of other assets—(10.04)%		(42,610,218)
Net assets — 100.00%		424,502,755

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $391,661,361; and net unrealized appreciation consisted of:

UBS PACE® Select Advisors Trust

UBS PACE® Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Gross unrealized appreciation	$86,533,197
Gross unrealized depreciation	(11,081,585)
Net unrealized appreciation	$75,451,612

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2010.
(2)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2010.

Net income
		Purchases	Sales		earned from
		during the nine	during the nine		affiliate for the nine
	Value at	months ended	months ended	Value at	months ended
Security description	07/31/09 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)
UBS Private Money Market Fund LLC	98,587,174	152,392,958	209,873,279	41,106,853	250,847

(3)	Includes $39,554,732 of investments in securities on loan, at value.

ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	416,689,615	—	—	416,689,615
Investment company	36,505	—	—	36,505
Repurchase agreement	—	9,280,000	—	9,280,000
Investment of cash collateral from securities loaned	—	41,106,853	—	41,106,853
Total	416,726,120	50,386,853	—	467,112,973

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	96.2
Cayman Islands	0.7
Marshall Islands	0.7
Canada	0.6
Switzerland	0.5
Singapore	0.5
Bermuda	0.3
Netherlands	0.3
Spain	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2010.

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2010

Common stocks
Aerospace & defense	0.05%
Airlines	0.08
Auto components	0.91
Automobiles	1.32
Beverages	2.59
Building products	1.32
Capital markets	1.90
Chemicals	2.48
Commercial banks	11.29
Commercial services & supplies	0.09
Communications equipment	0.32
Computers & peripherals	0.63
Construction & engineering	0.95
Construction materials	0.08
Consumer finance	0.05
Containers & packaging	0.71
Distributors	0.45
Diversified consumer services	0.07
Diversified financial services	0.60
Diversified telecommunication services	6.60
Electric utilities	1.90
Electrical equipment	1.24
Electronic equipment, instruments & components	0.22
Energy equipment & services	1.47
Food & staples retailing	3.50
Food products	2.93
Gas utilities	0.30
Health care equipment & supplies	0.46
Health care providers & services	0.13
Hotels, restaurants & leisure	1.93
Household durables	1.84
Household products	1.20
Independent power producers & energy traders	0.10
Industrial conglomerates	2.24
Insurance	4.50
IT services	0.14
Leisure equipment & products	0.76
Machinery	0.99
Marine	0.91
Media	1.64
Metals & mining	4.54
Multiline retail	0.07
Multi-utilities	1.50
Office electronics	2.05
Oil, gas & consumable fuels	7.52
Paper & forest products	0.37
Personal products	0.07
Pharmaceuticals	9.35
Professional services	0.16
Real estate investment trusts (REITs)	0.12
Real estate management & development	1.03
Road & rail	0.56
Semiconductors & semiconductor equipment	3.43
Software	0.07
Specialty retail	0.69
Textiles, apparel & luxury goods	0.81
Tobacco	1.33
Trading companies & distributors	0.20
Transportation infrastructure	0.09
Water utilities	0.06
Wireless telecommunication services	2.03
Total common stocks	96.94

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2010

Preferred stocks
Automobiles	0.01
Household products	0.12
Multi-utilities	0.05
Total preferred stocks	0.18

Repurchase agreement	3.02

Investment of cash collateral from securities loaned	12.62
Liabilities in excess of other assets	(12.76)
Net assets	100.00%

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—96.94%
Australia—7.65%
Amcor Ltd.	979,115	5,897,515
Australia & New Zealand Banking Group Ltd.	68,669	1,514,830
BHP Billiton Ltd.	70,169	2,563,447
BlueScope Steel Ltd.*	94,252	226,199
Commonwealth Bank of Australia	19,924	1,066,273
Foster’s Group Ltd.	1,321,236	6,631,638
Incitec Pivot Ltd.	1,744,759	5,138,653
Leighton Holdings Ltd.(1)	127,133	4,299,809
Macquarie Group Ltd.(1)	16,907	771,308
Macquarie Infrastructure Group	360,861	375,017
National Australia Bank Ltd.	27,415	700,683
Newcrest Mining Ltd.	250,933	7,543,951
QBE Insurance Group Ltd.	357,644	6,958,977
Rio Tinto Ltd.(1)	17,445	1,134,909
Santos Ltd.	40,305	514,038
Telstra Corp. Ltd.	3,356,487	9,825,321
Wesfarmers Ltd.	218,422	5,848,500
Westfield Group	61,013	721,857
Westpac Banking Corp.	34,501	857,444
Woodside Petroleum Ltd.	15,695	650,723
Woolworths Ltd.	22,932	571,694
Total Australia common stocks		63,812,786

Austria—0.55%
bwin Interactive Entertainment AG*	3,788	203,982
OMV AG	11,539	415,297
Wienerberger AG*	211,090	3,957,154
Total Austria common stocks		4,576,433

Belgium—0.27%
Ageas(1),*	407,261	1,252,462
Ageas STRIP VVPR(2),*	151,262	202
Anheuser-Busch InBev N.V.(1)	6,808	331,259
KBC GROEP NV*	1,899	85,979
Nyrstar(1),*	44,850	581,964
Total Belgium common stocks		2,251,866

Bermuda—0.99%
Esprit Holdings Ltd.	76,718	549,011
GOME Electrical Appliances Holdings Ltd.*	10,059,000	3,220,082
Jardine Matheson Holdings Ltd.(1)	113,600	4,148,361
Li & Fung Ltd.	60,000	291,555
Total Bermuda common stocks		8,209,009

Brazil—0.69%
Vale SA, ADR(1)	214,700	5,777,577

Cayman Islands—0.38%
Mindray Medical International Ltd., ADR(1)	83,600	3,193,520

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
China—0.81%
Bank of China Ltd., Class H	13,178,000	6,779,339

Denmark—1.11%
AP Moller - Maersk A/S, Class B(1)	86	713,427
Carlsberg A/S, Class B(1)	82,682	6,728,601
D/S Norden A/S(1)	13,405	610,508
Novo-Nordisk A/S, Class B	14,935	1,219,852
Total Denmark common stocks		9,272,388

Finland—0.59%
Nokia Oyj(1)	111,243	1,353,851
Stora Enso Oyj, R Shares	77,829	652,637
TietoEnator Oyj(1)	10,311	215,237
UPM-Kymmene Oyj	151,494	2,187,226
YIT Oyj	25,163	535,798
Total Finland common stocks		4,944,749

France—8.66%
Alcatel-Lucent(1),*	192,970	615,853
Arkema(1)	8,782	369,449
Atos Origin SA*	14,901	752,190
AXA SA(1)	30,429	604,835
BNP Paribas SA	22,636	1,555,798
Carrefour SA(1)	201,565	9,876,001
Casino Guichard-Perrachon SA	3,412	301,555
Cie de Saint-Gobain	112,575	5,498,319
Compagnie Generale des Etablissements Michelin	4,989	360,975
France Telecom	357,702	7,840,936
GDF Suez, STRIP VVPR(2),*	23,226	31
Lafarge SA	8,970	652,462
PagesJaunes Groupe(1)	50,258	604,911
PPR	4,286	573,556
PSA Peugeot Citroen*	11,836	352,931
Renault SA*	3,944	185,424
Rhodia SA*	36,137	847,232
Sanofi-Aventis(1),*	220,930	15,127,823
Schneider Electric SA(1)	4,130	471,779
Societe Generale	87,148	4,636,822
Technip SA(1)	88,952	7,108,511
Total SA	217,374	11,778,836
Vinci SA(1)	38,353	2,147,970
Total France common stocks		72,264,199

Germany—6.70%
Adidas AG(1)	115,042	6,755,338
Aixtron AG(1)	144,884	4,537,537
Allianz SE(1),*	10,357	1,189,001
BASF SE(1)	14,818	866,415
Bayer AG(1)	24,613	1,574,744

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Germany— (concluded)
Daimler AG(1),*	15,578	803,850
Deutsche Bank AG	18,243	1,260,742
Deutsche Telekom AG	611,755	7,954,727
E.ON AG(1)	31,843	1,175,876
Hamburger Hafen und Logistik AG (HHLA)(1)	10,871	396,944
Infineon Technologies AG*	41,062	291,231
MAN AG(1)	60,966	5,772,731
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)(1)	2,727	385,389
RWE AG(1)	133,685	10,939,126
Siemens AG	111,335	11,006,877
Volkswagen AG(1)	10,872	1,024,746
Total Germany common stocks		55,935,274

Hong Kong—1.50%
BOC Hong Kong (Holdings) Ltd.	212,500	512,993
CNOOC Ltd., ADR(1)	26,500	4,661,880
Hang Lung Properties Ltd.	137,000	489,774
Hang Seng Bank Ltd.	30,300	413,391
Hong Kong Electric Holdings	789,500	4,653,708
Hutchison Whampoa Ltd.	124,000	849,651
Link REIT	109,500	269,517
Sun Hung Kai Properties Ltd.	48,000	670,172
Total Hong Kong common stocks		12,521,086

Ireland—0.01%
Bank of Ireland*	29,831	65,958

Israel—0.59%
Teva Pharmaceutical Industries Ltd., ADR	84,100	4,939,193

Italy—1.13%
Intesa Sanpaolo	164,362	435,315
Intesa Sanpaolo SpA EURO 52*	1,349,372	4,440,813
Snam Rete Gas SpA	353,439	1,674,712
UniCredito Italiano SpA*	1,093,442	2,867,922
Total Italy common stocks		9,418,762

Japan—19.96%
Aisin Seiki Co. Ltd.	28,000	843,273
Asahi Glass Co. Ltd.	19,000	224,695
Astellas Pharma, Inc.	211,500	7,422,539
Benesse Corp.	13,300	613,048
Bridgestone Corp.	358,600	5,984,053
Canon, Inc.	238,600	10,893,275
Chugai Pharmaceutical Co. Ltd.	28,300	513,326
COMSYS Holdings Corp.	33,800	316,790
Dai-ichi Life Insurance Co. Ltd.*	2,605	4,450,977
Daikin Industries Ltd.	18,795	712,119

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Japan— (continued)
Daito Trust Construction Co. Ltd.	8,500	455,074
DIC Corp.	192,000	410,977
East Japan Railway Co.	14,300	955,127
Electric Power Development Co. Ltd.(1)	17,700	545,453
Elpida Memory, Inc.*	33,000	692,159
Fast Retailing Co. Ltd.	3,200	484,357
Fuji Electric Holdings Co. Ltd.(1),*	184,000	555,190
FUJIFILM Holdings Corp.(1)	18,700	641,957
Fukuoka Financial Group, Inc.	81,000	348,389
Hitachi Capital Corp.(1)	25,600	386,837
Honda Motor Co. Ltd.	12,200	412,241
Japan Tobacco, Inc.	337	1,165,187
JFE Holdings, Inc.	30,200	1,088,017
JS Group Corp.	19,800	389,903
JX Holdings, Inc.*	112,140	625,553
Kao Corp.	383,100	9,272,956
Kawasaki Kisen Kaisha Ltd.*	142,000	609,053
KDDI Corp.	1,260	6,108,800
Kirin Holdings Co. Ltd.	50,000	717,933
Minebea Co. Ltd.	142,000	820,906
Mitsubishi Electric Corp.*	157,000	1,401,617
Mitsubishi Tokyo Financial Group, Inc.	282,900	1,471,908
Mitsui & Co. Ltd.	13,700	206,722
Mitsui Fudosan Co. Ltd.	302,000	5,621,616
Nikon Corp.	282,000	6,337,846
Nintendo Co. Ltd.	1,800	604,962
Nippon Electric Glass Co. Ltd.	30,000	457,738
Nippon Express Co. Ltd.	37,000	173,967
Nippon Sheet Glass Co. Ltd.	72,000	238,327
Nippon Telegraph & Telephone Corp. (NTT)	23,300	945,772
Nippon Yusen Kabushiki Kaisha	1,375,000	5,648,444
Nissan Motor Co. Ltd.*	130,900	1,146,528
Nitori Co. Ltd.	7,050	553,395
Nitto Denko Corp.	101,300	3,965,912
Nomura Holdings, Inc.	696,200	4,802,512
Olympus Corp.	21,900	657,475
Panasonic Corp.	455,600	6,660,160
Ricoh Co. Ltd.	364,000	6,221,776
Sekisui House Ltd.	249,000	2,376,181
Seven & I Holdings Co. Ltd.	369,900	9,444,849
Shin-Etsu Chemical Co. Ltd.	122,800	7,090,985
Shiseido Co. Ltd.	26,600	556,215
Softbank Corp.	35,900	803,493
Sony Corp.	11,900	406,801
Sony Financial Holdings, Inc.(1)	218	786,631
Sumitomo Corp.	70,400	851,969
Sumitomo Heavy Industries Ltd.*	52,000	344,770
Sumitomo Mitsui Financial Group, Inc.	41,632	1,373,499
Sumitomo Realty & Development Co. Ltd.	25,000	514,706

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Japan— (concluded)
Suzuken Co. Ltd.(1)	20,300	775,740
Takeda Pharmaceutical Co.	238,200	10,251,149
TDK Corp.	11,500	728,075
The Bank of Yokohama Ltd.	1,019,000	5,325,198
Tokio Marine Holdings, Inc.	221,200	6,587,929
Tokyo Electric Power Co., Inc.	15,200	381,358
Tokyo Gas Co. Ltd.	193,000	818,817
Toyota Motor Corp.	184,307	7,117,953
Ube Industries Ltd.	355,000	892,910
West Japan Railway Co.	853	3,105,321
Yamazaki Baking Co. Ltd.	21,000	267,231
Total Japan common stocks		166,578,621

Jersey—0.89%
Beazley PLC	238,788	416,135
Experian PLC	148,146	1,370,744
Petrofac Ltd.	278,285	4,836,055
Shire Ltd.	37,725	832,415
Total Jersey common stocks		7,455,349

Luxembourg—0.10%
ArcelorMittal	21,448	844,924

Netherlands—5.33%
Aegon N.V.*	59,936	419,573
ASML Holding N.V.	213,635	6,963,856
Gemalto N.V.(1),*	117,898	5,280,368
Heineken N.V.(1)	146,795	6,813,971
ING Groep N.V.*	554,720	4,965,501
Koninklijke Ahold N.V.(1)	78,747	1,081,187
Koninklijke DSM N.V.(1)	8,122	362,076
Koninklijke (Royal) KPN N.V.	74,722	1,117,196
Koninklijke (Royal) Philips Electronics N.V.	57,693	1,949,546
Mediq N.V.	15,191	280,913
Reed Elsevier N.V.	464,706	5,516,740
Unilever N.V.(1)	317,298	9,696,893
Total Netherlands common stocks		44,447,820

New Zealand—0.24%
Telecom Corp. of New Zealand Ltd.	1,265,864	1,990,512

Norway—1.35%
DnB NOR ASA(1),*	596,400	7,018,032
Orkla ASA(1)	42,561	358,758
Sevan Marine ASA(1),*	217,644	318,864

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Norway— (concluded)
Storebrand ASA*	474,115	3,569,921
Total Norway common stocks		11,265,575

Singapore—2.65%
Capitaland Ltd.	151,000	407,521
City Developments Ltd.(1)	58,000	446,786
DBS Group Holdings Ltd.	591,000	6,547,587
Oversea-Chinese Banking Corp.	366,388	2,325,924
Singapore Airlines Ltd.	62,740	688,584
Singapore Telecommunications Ltd.	2,714,120	6,022,272
United Overseas Bank Ltd.	387,000	5,670,200
Total Singapore common stocks		22,108,874

South Africa—0.36%
Sasol Ltd.	74,531	3,023,318

South Korea—1.46%
KT Corp., ADR	237,600	5,369,760
Samsung Electronics Co. Ltd., GDR(3)	17,759	6,777,599
Total South Korea common stocks		12,147,359

Spain—4.44%
Banco Bilbao Vizcaya Argentaria SA	102,760	1,345,542
Banco Santander Central Hispano SA(1)	1,192,160	14,977,715
Iberdrola Renovables SA	70,862	274,918
Iberdrola SA(1)	1,214,574	9,675,176
Prosegur, Compania de Seguridad SA	7,408	344,084
Telefonica SA	463,353	10,405,427
Total Spain common stocks		37,022,862

Sweden—0.27%
Intrum Justitia AB	31,872	378,230
Nordea Bank AB	55,052	540,312
Svenska Cellulosa AB (SCA), B Shares(1)	15,849	207,608
Tele2 AB, B Shares	25,212	428,550
Telefonaktiebolaget LM Ericsson, B Shares(1)	62,700	729,094
Total Sweden common stocks		2,283,794

Switzerland—6.09%
ABB Ltd.*	409,608	7,882,845
Clariant AG*	52,148	719,766
Credit Suisse Group*	182,662	8,356,188
Georg Fischer AG*	966	345,203
Nestle SA	59,594	2,908,455
Novartis AG	228,078	11,636,817
Roche Holding Genussehein AG	69,319	10,947,762

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Switzerland— (concluded)
Zurich Financial Services AG	35,930	8,010,769
Total Switzerland common stocks		50,807,805

Taiwan—1.47%
Chunghwa Telecom Co. Ltd., ADR	148,899	2,906,508
Taiwan Semiconductor Manufacturing Co. Ltd.	707,000	1,378,983
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	749,890	7,941,335
Total Taiwan common stocks		12,226,826

United Kingdom—20.70%
Afren PLC*	248,733	347,917
Amlin PLC	94,692	542,471
Anglo American PLC*	23,487	1,005,922
AstraZeneca PLC	7,657	338,554
Aviva PLC	371,464	1,965,766
BAE Systems PLC	76,078	399,898
Barclays PLC	1,494,838	7,653,592
BG Group PLC	375,104	6,297,842
BP PLC	2,331,345	20,309,793
British American Tobacco PLC	291,154	9,144,587
Britvic PLC	55,260	406,293
Cable & Wireless Communications PLC	110,225	104,020
Cable & Wireless Worldwide PLC*	110,225	145,714
Cairn Energy PLC*	61,478	375,331
Carillion PLC	120,233	624,883
Compass Group PLC	1,827,750	14,918,736
Cookson Group PLC*	46,056	398,027
Domino’s Pizza UK & IRL PLC	99,527	529,406
GKN PLC*	199,495	414,857
GlaxoSmithKline PLC	713,524	13,214,388
HSBC Holdings PLC(4)	85,066	874,349
HSBC Holdings PLC(5)	989,366	10,079,066
ICAP PLC	108,927	627,014
IMI PLC	93,736	1,011,164
Imperial Tobacco Group PLC	28,039	800,366
Inchcape PLC*	6,533,330	3,433,789
InterContinental Hotels Group PLC	25,597	450,246
J Sainsbury PLC	85,866	441,107
Kesa Electricals PLC	149,893	286,129
Kingfisher PLC	122,188	466,885
Lloyds TSB Group PLC*	1,297,384	1,297,416
Logica PLC	104,184	219,102
National Grid PLC	167,596	1,618,283
Northumbrian Water Group PLC	66,278	273,756
Pearson PLC	471,592	7,570,747
Pennon Group PLC	33,682	267,812
Persimmon PLC*	813,626	5,921,805
Peter Hambro Mining PLC	21,614	387,876

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (concluded)
United Kingdom— (concluded)
Premier Foods PLC*	575,564	230,514
Prudential PLC	42,438	375,852
Reckitt Benckiser Group PLC	14,243	739,210
Rio Tinto PLC	206,193	10,401,284
Royal Dutch Shell PLC, A Shares(5)	52,955	1,656,871
Royal Dutch Shell PLC, A Shares(1),(6)	365,657	11,475,147
Royal Dutch Shell PLC, B Shares(5)	20,349	614,049
SIG PLC*	126,823	255,427
Stagecoach Group PLC	137,037	410,824
Standard Chartered PLC	54,307	1,447,590
Tesco PLC	128,362	853,878
Unilever PLC	378,109	11,326,744
Vodafone Group PLC	4,520,967	10,050,132
WH Smith PLC	28,845	221,467
William Morrison Supermarkets PLC	180,459	798,763
Wolseley PLC*	14,299	359,619
Xstrata PLC	381,386	6,315,670
Total United Kingdom common stocks		172,697,950
Total common stocks (cost—$786,841,354)		808,863,728

Preferred stocks—0.18%
Germany—0.18%
Henkel AG & Co. KGaA Vorzug	19,031	1,018,378
Porsche Automobil Holding SE	1,538	89,361
RWE AG(1)	5,175	399,333
Total preferred stocks (cost—$1,526,316)		1,507,072

	Face amount
Repurchase agreement—3.02%
Repurchase agreement dated 04/30/10 with State Street Bank & Trust Co., 0.010% due 05/03/10, collateralized by $25,701,421 US Treasury Bills, zero coupon due 07/22/10; (value—$25,691,140); proceeds: $25,187,021 (cost—$25,187,000)	25,187,000	25,187,000

	Number of
	shares
Investment of cash collateral from securities loaned—12.62%
Money market fund—12.62%
UBS Private Money Market Fund LLC(7) (cost—$105,329,744)	105,329,744	105,329,744
Total investments (cost — $918,884,414)(8)— 112.76%		940,887,544
Liabilities in excess of other assets — (12.76)%		(106,463,394)
Net assets — 100.00%		834,424,150

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $918,884,414; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$82,760,917
Gross unrealized depreciation	(60,757,787)
Net unrealized appreciation	$22,003,130

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2010.
(2)	Illiquid securities representing 0.00% of net assets as of April 30, 2010.
(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.64% of net assets as of April 30, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)	Security is traded on the Hong Kong Exchange.
(5)	Security is traded on the London Exchange.
(6)	Security is traded on the Netherlands Exchange.
(7)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2010.

Net income
		Purchases	Sales		earned from
		during the nine	during the nine		affiliate for the nine
	Value at	months ended	months ended	Value at	months ended
Security description	07/31/09 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)
UBS Private Money Market Fund LLC	113,067,670	461,810,808	469,548,734	105,329,744	311,789

(8)	Includes $101,089,337 of investments in securities on loan, at value.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
STRIP	Separate Trading of Registered Interest and Principal of Securities
VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

UBS PACE® Select Advisors Trust

UBS PACE® International Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Futures contracts(9)

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
36	EUR	DJ Euro Stoxx 50 Index Futures	June 2010	1,362,448	1,315,395	(47,053)
8	GBP	FTSE 100 Index Futures	June 2010	689,665	674,405	(15,260)
5	JPY	TOPIX Index Futures	June 2010	489,090	522,817	33,727
				2,541,203	2,512,617	(28,586)

(9)	Restricted cash of $171,000 has been delivered to broker as initial margin for futures contracts.

Currency type abbreviations:

EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen

Forward foreign currency contracts

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation) ($)
Euro	1,694,638	USD	2,268,649	07/12/10	11,849
Great Britain Pound	1,828,248	USD	2,785,293	07/12/10	(11,255)
Hong Kong Dollar	3,165,834	USD	408,083	07/12/10	58
Swedish Krona	6,222,446	USD	863,955	07/12/10	4,638
United States Dollar	1,136,422	AUD	1,240,000	07/12/10	1,861
United States Dollar	1,583,323	CHF	1,691,652	07/12/10	(9,897)
United States Dollar	609,691	EUR	458,628	07/12/10	1,079
United States Dollar	735,605	EUR	541,005	07/12/10	(15,132)
United States Dollar	3,215,454	SEK	23,179,499	07/12/10	(14,376)
					(31,175)

Currency type abbrevations:

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
SEK	Swedish Krona
USD	United States Dollar

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)(10)	Other significant observable inputs (Level 2) ($)(10)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	51,487,164	757,376,564	—	808,863,728
Preferred stocks	—	1,507,072	—	1,507,072
Repurchase agreement	—	25,187,000	—	25,187,000
Investment of cash collateral from securities loaned	—	105,329,744	—	105,329,744
Other financial instruments, net(11)	—	(59,761)	—	(59,761)
Total	51,487,164	889,340,619	—	940,827,783

(10)

The Portfolio may hold securities which are periodically fair valued in accordance with the Portfolio’s fair valuation policy. This may result in movements between Level 1 and Level 2 throughout the fiscal year.

(11)	Other financial instruments include open futures contracts and forward foreign currency contracts.

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs (Level 3) during the nine months ended April 30, 2010:

Rights ($)
Beginning balance	0
Net purchases/(sales)	(0)
Accrued discounts/(premiums)	—
Total realized gain/(loss)	0
Net change in unrealized appreciation/depreciation	—
Net transfers in/(out) of Level 3	—
Ending balance	—

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2010.

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2010

Common stocks
Automobiles	1.87%
Capital markets	0.47
Chemicals	1.78
Commercial banks	17.02
Computers & peripherals	3.72
Construction materials	1.39
Consumer finance	0.56
Distributors	0.48
Diversified financial services	2.11
Diversified telecommunication services	1.68
Electric utilities	3.47
Electronic equipment, instruments & components	0.61
Food & staples retailing	3.37
Food products	2.46
Gas utilities	1.18
Household durables	0.80
Household products	0.38
Independent power producers & energy traders	0.97
Industrial conglomerates	0.46
Insurance	0.50
Internet software & services	1.26
IT services	3.20
Machinery	0.90
Marine	0.82
Media	0.37
Metals & mining	6.51
Oil, gas & consumable fuels	12.42
Personal products	0.66
Pharmaceuticals	0.58
Real estate management & development	1.95
Semiconductors & semiconductor equipment	6.42
Tobacco	1.30
Transportation infrastructure	4.03
Water utilities	0.22
Wireless telecommunication services	8.47
Total common stocks	94.39

Preferred stocks
Automobiles	0.85
Beverages	0.71
Commercial banks	0.96
Independent power producers & energy traders	0.20
Metals & mining	1.69
Semiconductors & semiconductor equipment	0.52
Total preferred stocks	4.93

Warrants	0.00

Corporate bond
Metals & mining	0.00

Repurchase agreement	0.88

Investment of cash collateral from securities loaned	2.24
Liabilities in excess of other assets	(2.44)
Net assets	100.00%

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—94.39%
Bermuda—1.77%
China Gas Holdings Ltd.	820,000	462,462
China Yurun Food Group Ltd.	829,000	2,506,622
CNPC Hong Kong Ltd.	1,228,000	1,641,951
SRE Group Ltd.*	4,587,600	493,217
Total Bermuda common stocks		5,104,252

Brazil—10.34%
AES Tiete SA	41,600	417,615
Brasil Foods SA	69,500	907,608
Cia Brasileira de Meios de Pagamento	333,140	3,235,095
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR(1)	25,604	1,754,130
Companhia de Concessoes Rodoviarias (CCR)	166,208	3,847,669
Companhia Siderurgica Nacional SA (CSN), ADR	88,234	1,645,564
CPFL Energia SA	86,900	1,779,744
CPFL Energia SA, ADR(1)	13,700	852,003
Cyrela Brazil Realty SA	61,400	741,781
Itau Unibanco Banco Multiplo SA, ADR	169,663	3,678,294
Petroleo Brasileiro SA—Petrobras	103,666	4,398,548
Redecard SA	175,800	2,902,609
Santos Brasil Participacoes SA	44,900	432,662
Vale SA, ADR	117,100	3,151,161
Total Brazil common stocks		29,744,483

Cayman Islands—3.46%
Agile Property Holdings Ltd.	938,000	1,101,500
Baidu, Inc., ADR*	3,200	2,205,760
Hengan International Group Co. Ltd.	248,000	1,900,239
Kingboard Chemical Holdings Ltd.	328,000	1,763,196
Tencent Holdings Ltd.	69,600	1,430,577
Want Want China Holdings Ltd.	1,324,000	990,308
Xinao Gas Holdings Ltd.	182,000	547,764
Total Cayman Islands common stocks		9,939,344

Chile—1.74%
Banco Santander Chile SA, ADR	21,300	1,403,457
Enersis SA, ADR	149,500	2,973,555
Inversiones Aguas Metropolitanas SA (IAM), ADR(2)	23,900	629,313
Total Chile common stocks		5,006,325

China—7.62%
China Bluechemical Ltd., Class H	1,366,000	834,671
China Construction Bank Corp.	8,098,900	6,559,921
China Merchants Bank Co. Ltd., Class H	696,445	1,707,774
China Pacific Insurance (Group) Co. Ltd., Class H*	353,200	1,446,349
China Shenhua Energy Co. Ltd., Class H	215,500	918,516
China Shipping Development Co. Ltd., Class H	1,600,000	2,366,185
Industrial & Commercial Bank of China Ltd., Class H	5,297,930	3,886,526

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
China— (concluded)
Jiangsu Expressway Co. Ltd., Class H	1,776,000	1,663,115
Lianhua Supermarket Holdings Co. Ltd., Class H	370,000	1,303,124
Weichai Power Co. Ltd., Class H	153,000	1,241,790
Total China common stocks		21,927,971

Colombia—1.11%
Bancolombia SA	68,527	3,202,952

Czech Republic—1.88%
CEZ	48,620	2,333,345
Komercni Banka A.S.	9,797	2,021,298
Telefonica O2 Czech Republic A.S.	47,139	1,045,313
Total Czech Republic common stocks		5,399,956

Egypt—1.66%
Commercial International Bank	137,257	1,856,597
Egyptian Co. for Mobile Services (MobiNil)	17,292	596,320
Orascom Telecom Holding S.A.E., GDR	382,261	2,333,558
Total Egypt common stocks		4,786,475

Hong Kong—6.44%
Beijing Enterprises Holdings Ltd.	205,500	1,331,430
China Agri-Industries Holdings Ltd.	1,109,000	1,468,150
China Merchants Holdings International Co. Ltd.	1,106,000	3,836,001
China Mobile (Hong Kong) Ltd.	542,200	5,301,877
China Power International Development Ltd.*	2,890,000	657,235
China Resources Power Holdings Co. Ltd.	304,000	611,914
CNOOC Ltd.	2,367,900	4,184,993
Sino-Ocean Land Holdings Ltd.	1,444,234	1,118,357
Total Hong Kong common stocks		18,509,957

Hungary—0.51%
OTP Bank Nyrt.(1),*	41,894	1,474,917

India—6.58%
Axis Bank Ltd.	129,010	3,638,283
Axis Bank Ltd., GDR	26,200	741,493
Bharti Airtel Ltd.	372,302	2,496,500
Canara Bank Ltd.	152,700	1,461,697
Grasim Industries Ltd.	24,433	1,499,209
HCL Technologies Ltd.	96,806	857,247
Maruti Suzuki India Ltd.	43,706	1,249,283
Mphasis Ltd.	144,664	2,211,611
Rural Electrification Corp. Ltd.	295,383	1,686,052
Sesa Goa Ltd.	142,701	1,349,542
Sun Pharmaceutical Industries Ltd.	10,749	378,805

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
India— (concluded)
Tata Power Co. Ltd.	44,491	1,362,118
Total India common stocks		18,931,840

Indonesia—2.45%
PT Bank Central Asia Tbk	200	120
PT Bank Mandiri Tbk	3,200,000	2,022,338
PT Bumi Resources Tbk	4,978,500	1,290,444
PT Perusahaan Gas Negara	5,308,500	2,383,485
PT Semen Gresik (Persero) Tbk	1,500,000	1,347,591
Total Indonesia common stocks		7,043,978

Israel—0.66%
Bezeq Israeli Telecommunication Corp. Ltd.	254,761	619,478
Teva Pharmaceutical Industries Ltd., ADR	21,900	1,286,187
Total Israel common stocks		1,905,665

Kazakhstan––1.00%
KazMunaiGas Exploration Production, GDR	117,652	2,888,717

Malaysia—1.23%
Axiata Group Berhad*	1,183,000	1,436,561
CIMB Group Holdings Berhad	100,000	443,008
Maxis Berhad	996,800	1,660,670
Total Malaysia common stocks		3,540,239

Mexico—4.98%
America Movil SA de C.V., ADR, Series L	59,742	3,075,518
Banco Compartamos SA de C.V.	286,200	1,619,024
Grupo Aeroportuario del Pacifico SA de C.V., ADR	51,500	1,823,615
Grupo Mexico SAB de C.V., Series B	612,141	1,608,379
Grupo Televisa SA, ADR	50,800	1,055,624
Kimberly-Clark de Mexico SA de C.V., Series A	189,500	1,099,392
Mexichem SA de C.V.	365,600	1,048,198
Urbi, Desarrollos Urbanos, SA de C.V.(1),*	668,629	1,555,867
Wal-Mart de Mexico SA de C.V., Series V(1)	613,888	1,428,986
Total Mexico common stocks		14,314,603

Morocco—0.20%
Compagnie Generale Immobiliere	2,507	571,598

Philippines—1.25%
Megaworld Corp.	29,947,900	882,426
Philippine Long Distance Telephone Co., ADR	48,300	2,716,392
Total Philippines common stocks		3,598,818

Poland—1.08%
Bank Pekao SA*	17,179	975,135
KGHM Polska Miedz SA	38,716	1,447,424

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Poland— (concluded)
Polska Grupa Energetyczna SA*	91,202	682,299
Total Poland common stocks		3,104,858

Russia—5.90%
Gazprom, ADR	63,700	1,479,114
LUKOIL, ADR(1)	48,212	2,757,726
Magnit	11,900	1,036,490
Magnitogorsk Iron & Steel Works, GDR*	104,250	1,402,677
Mining and Metallurgical Co. Norilsk Nickel, ADR*	77,050	1,474,536
Mobile TeleSystems, ADR	11,700	646,425
NovaTek OAO, GDR	24,135	1,822,638
Raspadskaya*	119,764	855,843
Rosneft Oil Co., GDR	237,785	1,922,200
Sberbank	578,107	1,556,534
SOLLERS*	52,858	845,728
Tatneft, ADR	38,550	1,177,600
Total Russia common stocks		16,977,511

South Africa—6.14%
African Bank Investments Ltd.	677,425	3,254,381
Imperial Holdings Ltd.	103,414	1,369,272
Investec Ltd.	160,527	1,354,981
Kumba Iron Ore Ltd.(1)	31,868	1,504,169
Pretoria Portland Cement Co. Ltd.	255,807	1,146,703
Sasol Ltd.	89,598	3,634,504
Shoprite Holdings Ltd.	208,626	2,223,853
Standard Bank Group Ltd.	107,445	1,665,645
Telkom South Africa Ltd.	61,115	306,291
Tiger Brands Ltd.	46,958	1,195,965
Total South Africa common stocks		17,655,764

South Korea—7.99%
Hyundai Heavy Industries Co. Ltd.	6,000	1,352,552
Hyundai Motor Co.	15,949	1,949,193
KB Financial Group, Inc.	52,851	2,555,111
KB Financial Group, Inc., ADR	35,816	1,747,821
KT&G Corp.	73,901	3,727,026
LG Chem Ltd.	6,600	1,678,861
POSCO	4,497	2,019,601
Samsung Electronics Co. Ltd.	7,510	5,679,938
Seoul Semiconductor Co. Ltd.	23,800	1,014,067
Woori Finance Holdings Co. Ltd.	80,000	1,263,914
Total South Korea common stocks		22,988,084

Taiwan—11.28%
Asustek Computer, Inc.	1,325,185	2,543,459
China Steel Corp.	668,842	712,747
Chinatrust Financial Holding Co. Ltd.	1,258,204	706,000
Chunghwa Telecom Co. Ltd.	257,272	502,876

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (concluded)
Taiwan— (concluded)
Chunghwa Telecom Co. Ltd., ADR	120,293	2,348,119
Compal Electronics, Inc.	1,592,000	2,205,276
Far EasTone Telecommunications Co. Ltd.	875,530	1,064,729
Fubon Financial Holding Co. Ltd.*	934,000	1,133,614
Lite-On Technology Corp.	3,422,013	4,521,545
MediaTek, Inc.	296,286	4,984,741
Powertech Technology, Inc.	408,000	1,449,112
President Chain Store Corp.	678,680	1,940,686
Taiwan Semiconductor Manufacturing Co. Ltd.	2,733,185	5,330,997
TSRC Corp.	1,074,000	1,555,841
Wistron Corp.	751,400	1,437,581
Total Taiwan common stocks		32,437,323

Thailand—2.65%
Banpu Public Co. Ltd., NVDR	113,291	2,222,079
Kasikornbank Public Co. Ltd., NVDR	173,900	483,224
Kasikornbank Public Co. Ltd., PLC	311,200	900,752
Preuksa Real Estate PLC(3),(4)	3,237,300	1,450,807
PTT Public Co. Ltd.(4)	323,000	2,565,631
Total Thailand common stocks		7,622,493

Turkey—3.54%
Tofas Turk Otomobil Fabrikasi A.S.	321,085	1,331,544
Tupras-Turkiye Petrol Rafinerileri A.S.	127,791	2,824,351
Turkcell Iletisim Hizmetleri A.S. (Turkcell)	467,504	3,025,020
Turkiye Garanti Bankasi A.S.	617,734	3,002,009
Total Turkey common stocks		10,182,924

United Kingdom—0.93%
Antofagasta PLC	101,220	1,543,476
Tanjong PLC	199,800	1,119,543
Total United Kingdom common stocks		2,663,019
Total common stocks (cost—$229,739,393)		271,524,066

Preferred stocks—4.93%
Brazil—3.56%
AES Tiete SA	50,500	563,903
Companhia de Bebidas das Americas (AmBev), ADR	20,884	2,042,455
Companhia Vale do Rio Doce (CVRD), Class A	181,830	4,867,280
Itausa-Investimentos Itau SA	399,756	2,757,414
Total Brazil preferred stocks		10,231,052

South Korea—1.37%
Hyundai Motor Co.	55,710	2,453,117

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Preferred stocks— (concluded)
South Korea— (concluded)
Samsung Electronics Co. Ltd.	3,150	1,493,155
Total South Korea preferred stocks		3,946,272
Total preferred stocks (cost—$11,243,456)		14,177,324

	Number of warrants
Warrants—0.00%
Cayman Islands—0.00%
Kingboard Chemical Holdings Ltd., strke price 40 HKD, expires 10/31/12(4),* (cost—$0)	32,800	7,338

	Face amount
Corporate bond(3),(4),(5),(6)—0.00%
Brazil—0.00%
Companhia Vale do Rio Doce
1.000%, due 09/29/49 (cost—$0)	10,050	0

Repurchase agreement—0.88%
Repurchase agreement dated 04/30/10 with State Street Bank & Trust Co., 0.010% due 05/03/10, collateralized by $2,596,979 US Treasury Bills, zero coupon due 07/22/10, (value—$2,595,940); proceeds: $2,545,002 (cost—$2,545,000)	2,545,000	2,545,000

	Number of shares
Investment of cash collateral from securities loaned—2.24%
Money market fund—2.24%
UBS Private Money Market Fund LLC(7) (cost—$6,441,694)	6,441,694	6,441,694
Total investments (cost—$249,969,543)(8)— 102.44%		294,695,422
Liabilities in excess of other assets — (2.44)%		(7,029,752)
Net assets — 100.00%		287,665,670

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $249,969,543; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$52,784,249
Gross unrealized depreciation	(8,058,370)
Net unrealized appreciation	$44,725,879

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2010.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security, which represents 0.22% of net assets as of April 30, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Illiquid securities representing 0.50% of net assets as of April 30, 2010.
(4)	Security is being fair valued by a valuation committee under the direction of the board of trustees.
(5)	Variable rate security. The interest rate shown is the current rate as of April 30, 2010, and resets periodically.
(6)	Perpetual bond security. The maturity date represents the final maturity.
(7)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2010.

Net income
		Purchases	Sales		earned from
		during the nine	during the nine		affiliate for the nine
	Value at	months ended	months ended	Value at	months ended
Security description	07/31/09 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)
UBS Private Money Market Fund LLC	18,398,485	86,499,190	98,455,981	6,441,694	32,675

(8)	Includes $6,194,597 of investments in securities on loan, at value.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt

UBS PACE® Select Advisors Trust

UBS PACE® International Emerging Markets Equity Investments

Schedule of investments – April 30, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)(9)	Other significant observable inputs (Level 2) ($)(9)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	68,708,812	202,815,254	—	271,524,066
Preferred stocks	10,231,052	3,946,272	—	14,177,324
Warrants	—	—	7,338	7,338
Corporate bond(10)	—	—	0	0
Repurchase agreement	—	2,545,000	—	2,545,000
Investment of cash collateral from securities loaned	—	6,441,694	—	6,441,694
Total	78,939,864	215,748,220	7,338	294,695,422

(9)

The Portfolio may hold securities which are periodically fair valued in accordance with the Portfolio’s fair valuation policy.  This may result in movements between Level 1 and Level 2 throughout the fiscal year.

(10)	Security categorized as Level 3 has a market value of $0.

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs (Level 3) during the nine months ended April 30, 2010:

	Warrants ($)	Corporate bond ($)	Total ($)
Beginning balance	—	0	0
Net purchases/(sales)	0	—	0
Accrued discounts/(premiums)	—	—	—
Total realized gain/(loss)	—	—	—
Net change in unrealized appreciation/depreciation	7,338	—	7,338
Net transfers in/(out) of Level 3	—	—	—
Ending balance	7,338	0	7,338

The change in unrealized appreciation/depreciation relating to the Level 3 securities held at April 30, 2010 was $7,338.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2010.

UBS PACE® Select Advisors Trust

UBS PACE® Global Real Estate Securities Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2010

Common stocks
Apartments	7.54%
Building-Residential/Commercial	0.52
Diversified	20.75
Diversified operations	1.09
Health care	2.63
Hotels & motels	3.43
Investment companies	0.05
Office property	8.82
Paper & related products	0.48
Real estate management/service	5.50
Real estate operations/development	23.88
Regional malls	7.14
Retirement/aged care	0.80
Shopping centers	10.38
Storage	1.53
Storage/warehousing	0.22
Warehouse/industrial	1.90
Total common stocks	96.66

Warrants	0.00

Repurchase agreement	3.71

Investment of cash collateral from securities loaned	4.81
Liabilities in excess of other assets	(5.18)
Net assets	100.0%

UBS PACE® Select Advisors Trust

UBS PACE® Global Real Estate Securities Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—96.66%
Australia—9.94%
CFS Retail Property Trust(1)	107,969	190,274
Charter Hall Group	117,355	82,862
Commonwealth Property Office Fund	178,150	151,923
Dexus Property Group	736,387	548,957
Goodman Group	2,177,645	1,430,771
GPT Group	811,053	437,066
ING Industrial Fund	174,152	69,264
ING Office Fund	1,106,248	621,094
Lend Lease Group	3,282	25,873
Macquarie Office Trust	1,248,301	344,693
Mirvac Group	218,221	279,794
Stockland	340,762	1,244,162
Westfield Group	213,057	2,520,719
Total Australia common stocks		7,947,452

Bermuda—3.74%
Great Eagle Holdings Ltd.	44,000	123,028
Hongkong Land Holdings Ltd.(1)	382,296	2,019,595
Kerry Properties Ltd.	184,393	849,422
Total Bermuda common stocks		2,992,045

Canada—3.79%
Boardwalk Real Estate Investment Trust	16,070	648,622
Brookfield Properties Corp.	30,900	493,782
Calloway Real Estate Investment Trust	17,200	363,201
Canadian Real Estate Investment Trust	3,100	87,433
Cominar Real Estate Investment Trust(2)	4,700	88,883
Cominar Real Estate Investment Trust(3),(4),(5)	5,731	108,380
H&R Real Estate Investment Trust	10,000	171,294
Primaris Retail Real Estate Investment Trust	5,600	92,506
RioCan Real Estate Investment Trust(3),(4),(5)	2,200	41,951
RioCan Real Estate Investment Trust(2)	48,700	930,085
Total Canada common stocks		3,026,137

Cayman Islands — 0.18%
Glorious Property Holdings Ltd.*	417,798	142,874

Finland — 0.13%
Citycon Oyj	29,600	106,361

France—3.56%
Gecina SA	2,100	215,531
ICADE(1)	1,440	140,227
Klepierre	15,415	529,626
Mercialys	6,573	220,294
Societe Immobiliere de Location pour l’Industrie et le Commerce (Silic)	1,560	183,413

UBS PACE® Select Advisors Trust

UBS PACE® Global Real Estate Securities Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
France— (concluded)
Unibail Rodamco	8,246	1,554,011
Total France common stocks		2,843,102

Hong Kong—12.49%
Cheung Kong (Holdings) Ltd.	49,000	607,539
China Overseas Land & Investment Ltd.	352,431	682,947
Hang Lung Properties Ltd.	123,000	439,725
Henderson Land Development Co. Ltd.	188,485	1,185,965
Hysan Development Co. Ltd.	42,000	123,291
Link REIT	115,300	283,792
Sino Land Co. Ltd.	285,277	511,981
Sun Hung Kai Properties Ltd.	378,086	5,278,803
Wharf (Holdings) Ltd.	161,700	872,517
Total Hong Kong common stocks		9,986,560

Italy — 0.13%
Beni Stabili SpA	122,300	106,504

Japan—11.17%
Frontier Real Estate Investment Corp.(1)	47	362,238
Japan Logistics Fund, Inc.	21	167,699
Japan Real Estate Investment Corp.	54	450,859
Japan Retail Fund Investment Corp.(1)	112	150,588
Kenedix Realty Investment Corp.	58	190,845
Mitsubishi Estate Co. Ltd.	160,120	2,894,350
Mitsui Fudosan Co. Ltd.	154,445	2,874,935
Nippon Accommodations Fund, Inc.(1)	16	83,502
Nippon Commercial Investment Corp.(1)	324	377,145
ORIX JREIT, Inc.	25	122,144
Sumitomo Realty & Development Co. Ltd.	52,200	1,074,706
United Urban Investment Corp.(1)	28	182,939
Total Japan common stocks		8,931,950

Jersey — 0.41%
Atrium European Real Estate Ltd.	54,864	325,842

Luxembourg—0.16%
GAGFAH SA	11,181	88,628
ProLogis European Properties*	5,817	36,728
Total Luxembourg common stocks		125,356

Netherlands—0.88%
Corio NV(1)	9,249	537,340
Eurocommercial	4,363	164,028
Total Netherlands common stocks		701,368

Norway — 0.59%
Norwegian Property ASA*	237,004	470,294

UBS PACE® Select Advisors Trust

UBS PACE® Global Real Estate Securities Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Singapore—3.46%
Ascendas Real Estate Investment Trust (A-REIT)	300,066	423,237
CapitaCommercial Trust(1)	152,000	133,629
Capitaland Ltd.	440,200	1,188,019
CapitaMall Trust	199,400	280,400
CapitaMalls Asia Ltd.(1),*	193,652	305,536
Frasers Centrepoint Trust	78,300	76,319
Suntec Real Estate Investment Trust	357,700	361,391
Total Singapore common stocks		2,768,531

Sweden—0.78%
Castellum AB	38,405	349,662
Fabege AB	15,290	95,300
Hufvudstaden AB, Class A	22,840	174,865
Total Sweden common stocks		619,827

Switzerland — 0.25%
Swiss Prime Site AG*	3,426	202,324

United Kingdom—5.66%
Big Yellow Group PLC*	26,435	130,703
British Land Co. PLC	133,887	955,537
Derwent London PLC	28,604	630,665
Grainger PLC	60,731	128,444
Great Portland Estates PLC	78,884	378,864
Hammerson PLC	35,616	208,165
Helical Bar PLC	13,211	67,607
Land Securities Group PLC	117,310	1,171,288
Liberty International PLC	12,800	95,787
Safestore Holdings PLC	85,441	177,483
Segro PLC	74,758	351,231
Songbird Estates PLC*	43,748	113,458
St. Modwen Properties PLC*	31,368	81,858
Unite Group PLC*	10,200	33,821
Total United Kingdom common stocks		4,524,911

United States—39.34%
Acadia Realty Trust	7,000	133,560
Alexandria Real Estate Equities, Inc.(1)	5,600	396,536
AMB Property Corp.	14,800	412,328
Apartment Investment & Management Co., Class A	14,500	324,945
AvalonBay Communities, Inc.	13,083	1,361,155
BioMed Realty Trust, Inc.	20,300	375,753
Boston Properties, Inc.	21,242	1,675,144
Brandywine Realty Trust	41,583	529,767
BRE Properties, Inc.	11,200	467,712
Brookdale Senior Living, Inc.*	29,682	638,163
Camden Property Trust	20,120	974,412
Developers Diversified Realty Corp.	52,200	641,538
Digital Realty Trust, Inc.(1)	14,247	836,299

UBS PACE® Select Advisors Trust

UBS PACE® Global Real Estate Securities Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (concluded)
United States— (concluded)
Duke Realty Corp.	25,700	347,721
Equity One, Inc.	12,308	238,898
Equity Residential	37,318	1,689,386
Extra Space Storage, Inc.	7,900	118,658
Federal Realty Investment Trust	6,500	503,035
Forest City Enterprises, Inc., Class A(1),*	20,394	315,087
Highwoods Properties, Inc.	12,200	390,034
Host Hotels & Resorts, Inc.	93,983	1,528,164
Hyatt Hotels Corp., Class A*	8,200	337,594
Kilroy Realty Corp.	12,089	423,840
Liberty Property Trust	19,000	642,390
Nationwide Health Properties, Inc.	15,900	556,818
OMEGA Healthcare Investors, Inc.	20,400	408,408
Pebblebrook Hotel Trust*	2,700	53,190
ProLogis*	66,100	870,537
Public Storage, Inc.	10,077	976,562
Rayonier, Inc.	7,863	385,130
Regency Centers Corp.	11,100	455,655
Simon Property Group, Inc.	36,422	3,242,287
SL Green Realty Corp.	7,900	491,143
Starwood Hotels & Resorts Worldwide, Inc.	15,100	823,101
Tanger Factory Outlet Centers, Inc.	8,600	357,760
Taubman Centers, Inc.	21,733	942,560
The Macerich Co.	34,118	1,525,416
Toll Brothers, Inc.*	18,500	417,545
UDR, Inc.	23,500	477,285
Ventas, Inc.	24,000	1,133,520
Vornado Realty Trust	28,191	2,350,284
Weingarten Realty Investors(1)	29,174	674,503
Total United States common stocks		31,443,823
Total common stocks (cost—$66,332,229)		77,265,261

	Number of warrants
Warrants—0.00%
Hong Kong—0.00%
Henderson Land Development Co. Ltd., strike price 58 HKD, expires 12/31/11(4),(6),* (cost—$0)	46,217	0

	Face amount
Repurchase agreement—3.71%
Repurchase agreement dated 04/30/10 with State Street Bank & Trust Co., 0.010% due 05/03/10, collateralized by $3,027,598 US Treasury Bills, zero coupon due 07/22/10; (value—$3,026,387); proceeds: $2,967,002 (cost—$2,967,000)	2,967,000	2,967,000

UBS PACE® Select Advisors Trust

UBS PACE® Global Real Estate Securities Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Investment of cash collateral from securities loaned—4.81%
Money market fund—4.81%
UBS Private Money Market Fund LLC(7) (cost—$3,844,461)	3,844,461	3,844,461

Total investments (cost — $73,143,690)(8) — 105.18%		84,076,722
Liabilities in excess of other assets — (5.18)%		(4,141,367)
Net assets — 100.00%		79,935,355

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $73,143,690; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$12,141,847
Gross unrealized depreciation	(1,208,815)
Net unrealized appreciation	$10,933,032

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2010.
(2)	Security is traded on the Toronto Stock Exchange.
(3)	Security is traded on the OTC Market.
(4)	Security is being fair valued by a valuation committee under the direction of the board of trustees.
(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.19% of net assets as of April 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	Illiquid security representing 0.00% of net assets as of April 30, 2010.
(7)	The table below details the Portolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2010.

Net income
		Purchases	Sales		earned from
		during the nine	during the nine		affiliate for the nine
	Value at	months ended	months ended	Value at	months ended
Security description	07/31/09 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)	04/30/10 ($)
UBS Private Money Market Fund LLC	15,057,573	87,698,858	98,911,970	3,844,461	12,605

(8)	Includes $3,653,901 of investments in securities on loan, at value.

OTC	Over The Counter
REIT	Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)(9)	Other significant observable inputs (Level 2) ($)(9)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	34,319,629	42,945,632	—	77,265,261
Warrants(10)	—	—	0	0
Repurchase agreement	—	2,967,000	—	2,967,000
Investment of cash collateral from securities loaned	—	3,844,461	—	3,844,461
Total	34,319,629	49,757,093	0	84,076,722

(9)          The Portfolio may hold securities which are periodically fair valued in accordance with the Portfolio’s fair valuation policy. This may result in movements between Level 1 and Level 2 throughout the fiscal year.

(10) Security categorized as Level 3 has a market value of $0.

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs (Level 3) during the nine months ended April 30, 2010:

Warrants ($)
Beginning balance	—
Net purchases/(sales)	0
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	—
Net transfers in/(out) of Level 3	—
Ending balance	0

The change in unrealized appreciation/depreciation relating to the Level 3 security held at April 30, 2010 was $0.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2010.

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2010

Common stocks
Aerospace & defense	0.01%
Air freight & logistics	0.14
Airlines	0.02
Auto components	0.30
Automobiles	0.18
Beverages	0.15
Biotechnology	0.33
Capital markets	0.07
Chemicals	1.55
Commercial banks	0.66
Commercial services & supplies	0.22
Communications equipment	0.34
Computers & peripherals	1.36
Construction & engineering	0.14
Construction materials	0.01
Consumer finance	0.43
Diversified consumer services	0.00
Diversified financial services	0.26
Diversified telecommunication services	0.07
Electric utilities	0.27
Electrical equipment	0.51
Electronic equipment, instruments & components	0.39
Energy equipment & services	0.29
Food & staples retailing	0.78
Food products	1.20
Gas utilities	0.16
Health care equipment & supplies	0.34
Health care providers & services	0.86
Hotels, restaurants & leisure	1.28
Household durables	0.42
Household products	0.32
Independent power producers & energy traders	0.54
Industrial conglomerates	0.73
Insurance	0.82
Internet & catalog retail	0.86
Internet software & services	0.42
IT services	1.17
Leisure equipment & products	0.43
Machinery	0.72
Marine	0.02
Media	1.46
Metals & mining	5.98
Mulitline retail	0.06
Multi-utilities	0.03
Oil, gas & consumable fuels	2.90
Paper & forest products	0.14
Personal products	0.27
Pharmaceuticals	1.18
Professional services	0.00
Real estate investment trusts (REITs)	0.77
Real estate management & development	0.16
Road & rail	0.45
Semiconductors & semiconductor equipment	1.55
Software	0.76
Specialty retail	1.29
Textiles, apparel & luxury goods	0.28
Thrifts & mortgage finance	0.44
Tobacco	0.14
Trading companies & distributors	0.23
Transportation infrastructure	0.22
Water utilities	0.02
Wireless telecommunication services	0.52
Total common stocks	37.62

Preferred stock
Chemicals	0.01

Investment companies	1.45

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2010

Unit trust	0.01

Warrants	0.00

US government obligations	4.12

Federal farm credit bank certificate	1.08

Federal home loan mortgage corporation certificates	1.31

Federal national mortgage association certificates	1.00

Collateralized mortgage obligations	7.13

Asset-backed securities	3.49

Corporate notes
Advertising	0.05
Appliances	0.04
Banking-non US	2.68
Banking-US	0.71
Cable	0.47
Chemicals	0.12
Commercial services	0.08
Containers	0.07
Defense/aerospace	0.06
Diversified financials	1.07
Diversified minerals	0.15
Electric-integrated	0.31
Food-miscellaneous	0.13
Food processors/beverage/bottling	0.19
Insurance	0.40
Medical products	0.08
Mining	0.06
Multimedia	0.07
Oil & gas	0.37
Paper & forest products	0.02
Pipelines	0.61
Real estate	0.28
Retail-restaurants	0.05
Steel	0.06
Telecommunication services	0.11
Telephone-integrated	0.16
Television	0.09
Total corporate notes	8.49

Municipal bonds and notes	0.57

Non-US government obligations	0.57

Time deposit	2.16

Short-term US government obligations	18.46

Repurchase agreement	12.89

Put options purchased	0.11
Total investments before securities sold short	100.47

Investments sold short
Common stocks
Automobiles	(0.30)
Biotechnology	(0.19)
Capital markets	(0.01)
Chemicals	(0.26)
Commercial banks	(0.09)
Diversified financial services	(0.06)
Insurance	(0.44)
Metals & mining	(1.26)
Oil, gas & consumable fuels	(0.99)
Real estate investment trusts (REITs)	(0.28)
Semiconductors & semiconductor equipment	(0.14)
Wireless telecommunication services	(0.26)
Total common stocks	(4.28)
Other assets in excess of liabilities	3.81
Net assets	100.00%

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—37.62%
Australia—1.15%
BHP Billiton Ltd., ADR	19,200	1,397,568
Energy Resources of Australia Ltd.	25,272	365,021
Fortescue Metals Group Ltd.*	97,592	410,822
Incitec Pivot Ltd.	148,339	436,887
Karoon Gas Australia Ltd.*	6,216	42,930
Lend Lease Group	11,762	92,722
MAP Group	149,892	429,329
Paladin Resources Ltd.*	220,006	797,091
TABCORP Holdings Ltd.	243,274	1,536,646
Total Australia common stocks		5,509,016

Belgium — 0.05%
Delhaize Group	3,089	256,071

Bermuda—0.28%
Bunge Ltd.	2,956	156,520
China Foods Ltd.	22,877	16,815
China Green (Holdings) Ltd.	39,000	45,037
China Yurun Food Group Ltd.	30,378	91,853
CNPC Hong Kong Ltd.	14,117	18,876
Cosco Pacific Ltd.	6,359	8,472
Digital China Holdings Ltd.	73,000	106,767
Esprit Holdings Ltd.	3,748	26,821
GOME Electrical Appliances Holdings Ltd.*	180,150	57,669
Haier Electronics Group Co. Ltd.*	108,000	71,060
Hi Sun Technology (China) Ltd.*	71,000	48,342
Hopson Development Holdings Ltd.	4,849	6,266
Huabao International Holdings Ltd.	81,013	93,198
Mongolia Energy Co. Ltd.*	26,212	11,998
Nine Dragons Paper Holdings Ltd.	13,122	22,071
PartnerRe Ltd.(1)	3,800	294,804
Shangri-La Asia Ltd.	87,333	168,413
Sinofert Holdings Ltd.	214,137	114,156
Total Bermuda common stocks		1,359,138

Brazil—0.66%
Brasil Foods SA	6,992	91,309
Companhia de Concessoes Rodoviarias (CCR)	21,300	493,089
Companhia de Saneamento de Minas Gerais-Copasa MG	6,202	90,020
Companhia Energetica de Minas Gerais-CEMIG, ADR	5,968	96,375
Companhia Siderurgica Nacional SA (CSN), ADR	27,100	505,415
Cosan SA Industria e Comercio*	6,200	78,826
SLC Agricola SA	7,692	73,236

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Brazil— (concluded)
Vale SA, ADR	56,557	1,732,341
Total Brazil common stocks		3,160,611

Canada—3.85%
Agnico-Eagle Mines Ltd.	41,600	2,627,456
Agrium, Inc.(2)	642	40,067
Agrium, Inc.(3)	2,497	155,897
Alimentation Couche Tard, Inc., Class B	113,700	2,121,102
Barrick Gold Corp.	41,900	1,824,745
Brookfield Asset Management, Inc.	2,700	68,418
Cameco Corp.	13,900	342,079
Canadian Solar, Inc.*	2,111	36,562
CGI Group, Inc., Class A*	131,200	1,942,556
Empire Co. Ltd.	6,700	349,445
Genworth MI Canada, Inc.	73,900	2,090,851
Goldcorp, Inc.	41,000	1,772,430
Kinross Gold Corp.	77,100	1,462,587
Metro, Inc., Class A	7,300	322,672
National Bank of Canada	13,600	831,423
Potash Corp. of Saskatchewan, Inc.	2,602	287,480
Silver Wheaton Corp.*	28,700	560,224
Sino-Forest Corp.*	6,336	112,648
SouthGobi Energy Resources Ltd.*	100	1,328
Teck Cominco Ltd., Class B*	7,422	291,678
Teck Resources Ltd., Class B*	21,300	835,386
Ultra Petroleum Corp.*	1,342	64,107
Uranium One, Inc.*	93,460	236,456
Total Canada common stocks		18,377,597

Cayman Islands—1.12%
3SBio, Inc., ADR*	2,200	26,180
AAC Acoustic Technologies Holdings, Inc.	4,594	7,596
Agile Property Holdings Ltd.	5,786	6,795
Alibaba.com Ltd.	425,000	805,859
Anta Sports Products Ltd.	10,462	18,585
Baidu, Inc., ADR*	633	436,327
Belle International Holdings Ltd.	46,470	64,060
Chaoda Modern Agriculture (Holdings) Ltd.	58,796	66,375
China Dongxiang Group Co.	24,280	16,314
China High Speed Transmission Equipment Group Co. Ltd.	29,110	68,686
China Mengniu Dairy Co. Ltd.*	8,084	24,110
China Resources Land Ltd.	6,247	11,512
China Zhongwang Holdings Ltd.*	9,848	8,373
Country Garden Holdings Co.	27,355	8,404
Ctrip.com International Ltd., ADR*	17,786	649,545
Daphne International Holdings Ltd.	72,000	73,725
Fantasia Holdings Group Co. Ltd.*	133,500	24,824
Focus Media Holding Ltd., ADR*	1,001	16,797

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Cayman Islands— (concluded)
Golden Eagle Retail Group Ltd.	9,165	17,631
Greentown China Holdings Ltd.	5,416	5,834
Hengan International Group Co. Ltd.	27,091	207,578
Hengdeli Holdings Ltd.	84,000	34,692
Hidili Industry International Development Ltd.	43,669	48,293
Home Inns & Hotels Management, Inc., ADR*	700	24,395
Intime Department Store Group Co. Ltd.	54,000	51,712
JA Solar Holdings Co. Ltd., ADR*	2,144	13,100
Kingboard Chemical Holdings Ltd.	2,574	13,837
Lee & Man Paper Manufacturing Ltd.	126,497	109,893
Li Ning Co. Ltd.	4,827	18,361
Lijun International Pharmaceutical (Holding) Co. Ltd.	84,000	28,562
Longtop Financial Technologies Ltd., ADR*	227	7,811
Melco PBL Entertainment Ltd., ADR*	3,918	18,650
Mindray Medical International Ltd., ADR	1,572	60,050
NetEase.com, Inc., ADR*	1,099	38,322
New Oriental Education & Technology Group, Inc., ADR*	239	22,363
New World China Land Ltd.	21,630	7,004
Parkson Retail Group Ltd.	121,535	199,705
Perfect World Co. Ltd., ADR*	184	6,158
Renhe Commercial Holdings	33,039	8,020
Semiconductor Manufacturing International Corp.*	93,794	10,049
Shanda Interactive Entertainment Ltd., ADR*	202	9,159
Shimao Property Holdings Ltd.	5,680	8,641
Shui On Land Ltd.	14,658	6,637
Simcere Pharmaceutical Group, ADR*	8,800	70,048
SINA Corp.*	318	11,671
Soho China Ltd.	12,898	7,300
Suntech Power Holdings Co. Ltd., ADR*	717	9,751
Tencent Holdings Ltd.	32,462	667,233
Tingyi (Cayman Islands) Holding Corp.	70,073	172,152
Trina Solar Ltd., ADR*	1,953	50,524
VanceInfo Technologies, Inc., ADR*	1,200	28,620
Want Want China Holdings Ltd.	41,129	30,763
Wynn Macau Ltd.*	67,200	106,086
Xinao Gas Holdings Ltd.	23,647	71,170
XL Capital Ltd., Class A	46,400	825,920
Yingli Green Energy Holding Co. Ltd., ADR*	709	8,955
Total Cayman Islands common stocks		5,370,717

China—1.50%
Air China Ltd., Class H*	49,443	54,727
Aluminum Corp. of China Ltd., Class H*	30,824	29,944
Angang Steel Co. Ltd., Class H	95,899	147,723
Anhui Conch Cement Co. Ltd., Class H	6,426	20,434
AviChina Industry & Technology Co. Ltd., Class H*	31,720	13,624
Bank of China Ltd., Class H	149,057	76,681

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
China— (continued)
Bank of Communications Co. Ltd., Class H	33,982	38,628
BBMG Corp., Class H*	15,265	14,942
Beijing Capital International Airport Co. Ltd., Class H*	17,075	10,279
BYD Co. Ltd., Class H*	27,716	246,780
China Bluechemical Ltd., Class H	19,586	11,968
China CITIC Bank, Class H	30,561	20,103
China Coal Energy Co., Class H	23,186	34,725
China Communications Construction Co. Ltd., Class H	16,693	15,687
China Communications Services Corp. Ltd., Class H	50,819	25,454
China Construction Bank Corp., Class H	695,156	563,060
China COSCO Holdings Co. Ltd., Class H	19,389	24,633
China Eastern Airlines Corp. Ltd., Class H*	27,744	15,392
China Life Insurance Co., Class H	166,328	757,170
China Longyuan Power Group Corp., Class H*	30,550	32,223
China Merchants Bank Co. Ltd., Class H	34,332	84,187
China Minsheng Banking Corp. Ltd., Class H*	16,162	17,319
China Molybdenum Co. Ltd., Class H	18,443	14,526
China National Building Material Co. Ltd., Class H	9,259	15,114
China National Materials Co. Ltd., Class H	14,625	9,466
China Oilfield Services Ltd., Class H	342,797	480,445
China Pacific Insurance (Group) Co. Ltd., Class H*	4,407	18,047
China Petroleum & Chemical Corp., Class H	92,646	74,101
China Railway Construction Corp. Ltd., Class H	13,217	16,427
China Railway Group Ltd., Class H*	728,438	502,986
China Shenhua Energy Co. Ltd., Class H	82,621	352,152
China Shipping Container Lines Co. Ltd., Class H*	29,425	12,158
China Shipping Development Co. Ltd., Class H	40,261	59,541
China South Locomotive and Rolling Stock Corp. Ltd., Series H	18,269	13,842
China Southern Airlines Co. Ltd., Class H*	28,020	14,365
China Telecom Corp. Ltd., Class H	465,172	212,539
Datang International Power Generation Co. Ltd., Class H	50,594	21,089
Dongfang Electric Corp. Ltd., Class H	2,268	14,681
Dongfeng Motor Group Co. Ltd., Class H	421,211	593,380
Great Wall Motor Co. Ltd., Class H	1,353	2,483
Guangshen Railway Co. Ltd., Class H	21,767	8,490
Guangzhou R&F Properties Co. Ltd., Class H	5,969	7,782
Huaneng Power International, Inc., Class H	42,171	24,344
Industrial & Commercial Bank of China, Class H	309,726	227,213
Jiangsu Expressway Co. Ltd., Class H	11,379	10,656
Jiangxi Copper Co. Ltd., Class H	11,422	23,958
Maanshan Iron & Steel Co. Ltd., Class H*	25,132	13,181
Metallurgical Corp. of China Ltd., Class H*	24,534	12,654
PetroChina Co. Ltd., Class H	297,019	342,415
PICC Property & Casualty Co. Ltd., Class H*	11,772	11,104

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
China— (concluded)
Ping An Insurance (Group) Co. of China Ltd., Class H	4,697	40,127
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	62,989	292,464
Shanghai Electric Group Co. Ltd., Class H	25,287	12,010
Shenzhen Expressway Co. Ltd., Class H	190,000	96,161
Sinopec Shanghai Petrochemical Co. Ltd., Class H*	36,149	13,835
Sinopharm Group Co., Class H*	21,298	95,793
Tsingtao Brewery Co. Ltd., Class H	4,671	22,953
Weichai Power Co. Ltd., Class H	13,426	108,969
Wumart Stores, Inc., Class H	10,879	23,444
Yanzhou Coal Mining Co. Ltd., Class H	44,958	125,482
Zhaojin Mining Industry Co. Ltd., Class H	7,083	13,739
Zhejiang Expressway Co. Ltd., Class H	11,389	10,599
Zhuzhou CSR Times Electric Co. Ltd., Class H	5,182	10,908
Zijin Mining Group Co. Ltd.	117,922	91,772
ZTE Corp., Class H	232,074	838,805
Total China common stocks		7,161,883

Denmark—0.08%
Coloplast A/S, Class B	1,576	176,216
Vestas Wind Systems A/S*	3,267	199,306
Total Denmark common stocks		375,522

Finland—0.12%
Fortum Oyj	5,215	135,116
Orion Oyj, Class B	22,544	427,060
Total Finland common stocks		562,176

France—0.11%
Eramet	672	245,147
PagesJaunes Groupe	10,946	131,747
Schneider Electric SA	498	56,888
Societe BIC SA	743	57,520
Suez Environnement SA	1,510	32,753
Total France common stocks		524,055

Germany—0.23%
Henkel AG & Co. KGaA	4,028	181,763
K+S AG	956	54,874
Siemens AG	1,505	148,788
SMA Solar Technology AG	475	58,257
Suedzucker AG	31,274	633,195
Total Germany common stocks		1,076,877

Hong Kong—0.93%
Bank of East Asia Ltd.	2,590	9,221
Beijing Enterprises Holdings Ltd.	97,130	629,303
BOC Hong Kong (Holdings) Ltd.	10,933	26,393

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Hong Kong— (continued)
BYD Electronic International Co. Ltd.*	10,952	7,790
Cathay Pacific Airways Ltd.*	6,515	13,526
Champion Real Estate Investment Trust	15,135	7,071
Cheung Kong (Holdings) Ltd.	1,890	23,434
China Agri-Industries Holdings Ltd.	44,179	58,486
China Everbright International Ltd.	78,605	38,671
China Everbright Ltd.	2,805	6,872
China Merchants Holdings International Co. Ltd.	4,004	13,887
China Mobile Ltd.	53,986	527,900
China Overseas Land & Investment Ltd.	68,873	133,463
China Resources Enterprise Ltd.	37,129	130,410
China Resources Power Holdings Co. Ltd.	55,038	110,785
China Taiping Insurance Holdings Co. Ltd.*	3,054	10,042
China Unicom (Hong Kong) Ltd.	64,411	80,336
Citic Pacific Ltd.	6,192	13,513
CLP Holdings Ltd.	6,525	45,659
CNOOC Ltd.	365,511	645,999
Denway Motors Ltd.(4)	30,417	17,930
Fosun International	20,604	15,939
Franshion Properties China Ltd.	25,090	7,185
Fushan International Energy Group Ltd.	17,740	12,383
Guangdong Investment Ltd.	42,062	21,866
Hang Lung Group Ltd.	1,812	8,842
Hang Lung Properties Ltd.	54,961	196,485
Hang Seng Bank Ltd.	1,816	24,776
Henderson Land Development Co. Ltd.	2,681	16,869
Hong Kong & China Gas Co. Ltd.	17,563	42,608
Hong Kong Electric Holdings Ltd.	6,940	40,908
Hong Kong Exchanges & Clearing Ltd.	22,944	375,608
Hopewell Holdings Ltd.	2,518	7,372
Hutchison Whampoa Ltd.	5,119	35,076
Hysan Development Co. Ltd.	2,676	7,855
Lenovo Group Ltd.	1,129,344	831,151
Link REIT	3,671	9,036
MTR Corp.	6,853	23,985
New World Development Co. Ltd.	5,883	10,411
PCCW Ltd.	89,239	26,993
Poly (Hong Kong) Investments Ltd.	7,880	7,735
Shanghai Industrial Holdings Ltd.	2,042	8,790
Sino Land Co. Ltd.	5,260	9,440
Sino-Ocean Land Holdings Ltd.	10,360	8,022
Sinotrans Shipping Ltd.	19,406	8,689
Sinotruk Hong Kong Ltd.	9,164	8,928
SJM Holdings Ltd.	29,383	18,833
Sun Hung Kai Properties Ltd.	2,240	31,275
Swire Pacific Ltd., Class A	1,600	17,856
Swire Properties Ltd.(4),*	160	449
Television Broadcasts Ltd.	2,575	12,428
Wharf (Holdings) Ltd.	2,859	15,427

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Hong Kong— (concluded)
Wing Hang Bank Ltd.	831	8,384
Total Hong Kong common stocks		4,422,295

India—0.16%
Jain Irrigation Systems Ltd.	756	18,376
JSW Steel Ltd.	7,998	219,455
Sterlite Industries (India) Ltd.	14,360	266,267
Tata Steel Ltd.	17,669	245,563
Total India common stocks		749,661

Indonesia—0.22%
PT Bumi Resources Tbk	3,156,000	818,046
PT United Tractors Tbk	100,000	212,699
Total Indonesia common stocks		1,030,745

Ireland—0.24%
Covidien PLC	6,300	302,337
Warner Chilcott PLC, Class A(1),*	30,500	864,980
Total Ireland common stocks		1,167,317

Israel—0.01%
Israel Chemicals Ltd.	4,856	58,057

Japan—2.09%
Asahi Breweries Ltd.	34,200	615,633
Daicel Chemical Industries Ltd.	101,000	644,650
Fuji Electric Holdings Co. Ltd.*	11,000	33,191
Hitachi High-Technologies Corp.	11,200	246,061
ITOCHU Techno-Solutions Corp.	3,500	132,628
Japan Retail Fund Investment Corp.	1,193	1,604,026
JX Holdings, Inc.*	2,000	11,157
KDDI Corp.	285	1,381,752
Koito Manufacturing Co. Ltd.	41,000	675,545
Mitsui Chemicals, Inc.	149,000	493,186
Mitsui Engineering & Shipbuilding Co. Ltd.	2,000	5,290
Nippon Express Co. Ltd.	448,000	2,106,414
Nishi-Nippon City Bank Ltd.	63,000	181,358
Nitto Denko Corp.	7,700	301,456
Suzuken Co. Ltd.	5,500	210,176
Toho Gas Co. Ltd.	84,000	424,704
Toyota Motor Corp.	6,300	243,307
Yamato Holdings Co. Ltd.	46,700	671,524
Total Japan common stocks		9,982,058

Jersey—0.23%
Randgold Resources Ltd., ADR	12,900	1,086,696

Luxembourg—0.15%
ArcelorMittal	11,869	467,568

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Luxembourg— (concluded)
Evraz Group SA, GDR*	6,955	254,553
Total Luxembourg common stocks		722,121

Mauritius—0.01%
Golden Agri-Resources Ltd.*	164,614	69,293

Mexico—0.06%
Grupo Mexico SAB de CV, Series B	110,125	289,350

Netherlands—0.03%
CNH Global N.V.*	590	17,895
Unilever N.V.	4,094	125,116
Total Netherlands common stocks		143,011

Norway—0.37%
Statoil ASA	70,100	1,692,222
Yara International ASA	2,379	83,046
Total Norway common stocks		1,775,268

Panama—0.27%
McDermott International, Inc.*	47,800	1,310,198

Russia—0.13%
Mining and Metallurgical Co. Norilsk Nickel, ADR*	19,106	365,639
Novolipetsk Steel (NLMK), GDR*	5,975	218,087
Uralkali, GDR*	1,787	38,410
Total Russia common stocks		622,136

Singapore—0.04%
Indofood Agri Resources Ltd.*	38,996	66,559
Olam International Ltd.	29,001	54,659
Wilmar International Ltd.	11,446	57,398
Total Singapore common stocks		178,616

South Africa—0.23%
Anglo Platinum Ltd.*	9,300	1,017,513
Sasol Ltd.	2,403	97,477
Total South Africa common stocks		1,114,990

South Korea—0.51%
POSCO, ADR	7,000	785,120
Samsung Electro-Mechanics Co. Ltd.	348	43,866
Samsung Electronics Co. Ltd.	1,430	1,081,533
Samsung SDI Co. Ltd.	3,929	520,832
Total South Korea common stocks		2,431,351

Spain—0.44%
Criteria Caixacorp SA	1,780	8,860
Gamesa Corp. Tecnologica SA (Gamesa)	1,933	23,891

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
Spain— (concluded)
Iberdrola Renovables SA	8,382	32,519
Iberdrola SA	9,931	79,109
Iberia Lineas Aereas de Espana SA*	992	3,289
Red Electrica Corp. SA	1,564	73,998
Repsol YPF SA	80,342	1,885,747
Total Spain common stocks		2,107,413

Sweden—0.54%
Atlas Copco AB, A Shares	39,742	645,470
Electrolux AB, Class B	74,464	1,924,951
Total Sweden common stocks		2,570,421

Switzerland—0.48%
Nestle SA	3,757	183,358
Novartis AG	32,500	1,658,190
Schindler Holding AG	2,207	191,299
Syngenta AG	937	237,930
Total Switzerland common stocks		2,270,777

Taiwan—0.34%
Acer, Inc.	5,307	14,387
Advanced Semiconductor Engineering, Inc.	11,414	11,145
Asustek Computer, Inc.	6,965	13,368
AU Optronics Corp.	17,076	19,860
Chunghwa Picture Tubes Ltd.*	83,035	8,014
Compal Electronics, Inc.	11,063	15,325
Delta Electronics, Inc.	35,353	116,836
Epistar Corp.	11,389	36,189
Foxconn Technology Co. Ltd.	2,269	9,346
HON HAI Precision Industry Co. Ltd.	77,261	360,883
HTC Corp.	18,280	244,165
Innolux Display Corp.	12,962	18,805
Inotera Memories, Inc.*	13,043	9,268
Lite-On Technology Corp.	6,977	9,219
MediaTek, Inc.	17,348	291,864
Nan Ya Printed Circuit Board Corp.	1,831	7,561
Nanya Technology Corp.*	11,000	9,519
Powertech Technology, Inc.	2,311	8,208
Quanta Computer, Inc.	5,709	10,698
Siliconware Precision Industries Co.	7,355	8,986
Synnex Technology International Corp.	20,994	49,956
Taiwan Semiconductor Manufacturing Co. Ltd.	154,263	300,885
United Microelectronics Corp.*	26,450	13,302
Wistron Corp.	5,411	10,352
Total Taiwan common stocks		1,598,141

United Kingdom—2.27%
Anglo American PLC*	10,800	462,552
Antofagasta PLC	35,184	536,511

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
United Kingdom— (concluded)
AstraZeneca PLC	29,338	1,297,178
BHP Billiton PLC	31,958	981,828
BP PLC	247,801	2,158,748
Eurasian Natural Resources Corp.	16,359	304,481
Home Retail Group PLC	31,122	131,112
Kazakhmys PLC*	11,594	248,344
National Grid PLC	6,769	65,360
Rio Tinto PLC	26,263	1,324,822
Royal Dutch Shell PLC, A Shares	21,057	658,838
Scottish & Southern Energy PLC	6,577	108,502
Thomas Cook Group PLC	180,578	687,246
Vedanta Resources PLC	6,029	232,326
Xstrata PLC	99,397	1,645,993
Total United Kingdom common stocks		10,843,841

United States—18.72%
Acco Brands Corp.*	96,900	884,697
Acuity Brands, Inc.	2,056	92,952
AGCO Corp.*	2,975	104,185
Alleghany Corp.	1,301	386,605
Amazon.com, Inc.*	14,700	2,014,782
AmerisourceBergen Corp.(1)	71,800	2,215,030
Amgen, Inc.*	2,000	114,720
Annaly Capital Management, Inc.(1)	120,800	2,047,560
Apple, Inc.*	5,800	1,514,496
Applied Materials, Inc.	660	9,095
Arbitron, Inc.	59,650	1,837,816
Archer-Daniels-Midland Co.	12,123	338,717
Bank of America Corp.	47,000	838,010
Belden CDT, Inc.	52,400	1,438,904
Berkshire Hathaway, Inc., Class B*	6,900	531,300
Biogen Idec, Inc.(1),*	6,300	335,475
BMC Software, Inc.*	10,800	425,088
BorgWarner, Inc.*	2,403	104,146
Broadcom Corp., Class A	28,300	976,067
Cabot Oil & Gas Corp.	1,400	50,582
CareFusion Corp.(1),*	28,800	794,304
Carlisle Cos., Inc.	35,800	1,350,734
CBS Corp., Class B	93,400	1,514,014
Celgene Corp.*	11,100	687,645
CF Industries Holdings, Inc.	660	55,222
Citrix Systems, Inc.*	17,700	831,900
Cliffs Natural Resources, Inc.	5,127	320,591
Computer Sciences Corp.(1),*	24,400	1,278,316
Constellation Energy Group, Inc.(1)	54,100	1,912,435
Covanta Holding Corp.*	4,580	80,058
Coventry Health Care, Inc.(1),*	19,900	472,426
Cree, Inc.*	1,045	76,504
Cummins, Inc.	1,672	120,769

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
United States— (continued)
Dean Foods Co.*	1,307	20,520
Deere & Co.	20,152	1,205,493
Deltic Timber Corp.	7,199	378,811
Denbury Resources, Inc.*	20,200	386,830
Diebold, Inc.	11,900	373,065
Discover Financial Services(1)	133,100	2,057,726
Discovery Communications, Inc., Class C(1),*	69,800	2,329,226
Dow Chemical Co.	1,846	56,912
Dr. Pepper Snapple Group, Inc.	1,829	59,863
EMC Corp.*	74,600	1,418,146
Energy Conversion Devices, Inc.*	1,270	9,042
Entergy Corp.	806	65,520
EQT Corp.	2,900	126,121
ESCO Technologies, Inc.	1,758	54,234
Exelon Corp.	3,400	148,206
Expedia, Inc.	52,900	1,248,969
Exterran Holdings, Inc.*	1,200	34,980
First Solar, Inc.*	1,016	145,847
Fiserv, Inc.*	24,900	1,272,141
FMC Corp.	1,500	95,460
Forest Laboratories, Inc.(1),*	47,600	1,297,576
FPL Group, Inc.	3,982	207,263
Freeport-McMoRan Copper & Gold, Inc.	14,332	1,082,496
GATX Corp.	33,178	1,082,930
Genworth Financial, Inc., Class A*	10,900	180,068
Gilead Sciences, Inc.(1),*	10,000	396,700
Goldman Sachs Group, Inc.	2,173	315,520
Hartford Financial Services Group, Inc.	30,100	859,957
ITC Holdings Corp.	2,300	128,409
Itron, Inc.*	1,104	87,889
Joy Global, Inc.	12,700	721,487
Juniper Networks, Inc.*	18,800	534,108
Kimberly-Clark Corp.(1)	22,300	1,366,098
Lance, Inc.	13,200	305,976
Las Vegas Sands Corp.*	96,300	2,394,018
Lear Corp.*	6,400	519,552
Liberty Global, Inc., Series C*	40,900	1,107,572
Lorillard, Inc.(1)	8,500	666,145
Lubrizol Corp.(1)	21,300	1,924,242
Manpower, Inc.	200	11,220
Massey Energy Co.	13,200	483,516
Mattel, Inc.	88,600	2,042,230
Maxim Integrated Products, Inc.	72,900	1,415,718
MEMC Electronic Materials, Inc.*	3,535	45,849
Micron Technology, Inc.(1),*	1,800	16,830
Mirant Corp.*	33,300	388,278
Monsanto Co.	7,533	475,031
Moog, Inc., Class A*	1,253	46,574
Newmont Mining Corp.	32,300	1,811,384

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (continued)
United States— (continued)
NII Holdings, Inc.*	13,600	576,912
Nike, Inc., Class B	15,900	1,206,969
Northeast Utilities	6,000	166,740
NVIDIA Corp.*	37,500	589,500
O’Reilly Automotive, Inc.*	6,100	298,229
Occidental Petroleum Corp.(1)	12,700	1,125,982
ON Semiconductor Corp.*	8,910	70,745
Ormat Technologies, Inc.	1,411	44,954
Penske Automotive Group, Inc.*	5,355	80,218
PG&E Corp.	700	30,660
Priceline.com, Inc.*	2,750	720,638
Quanta Services, Inc.*	4,613	92,860
Questar Corp.	2,300	110,285
Ralcorp Holdings, Inc.*	18,700	1,244,485
Regal-Beloit Corp.	1,500	94,905
Ross Stores, Inc.(1)	37,800	2,116,800
Safeway, Inc.	19,800	467,280
Salesforce.com, Inc.*	13,000	1,112,800
SanDisk Corp.*	24,900	993,261
SEACOR Holdings, Inc.*	10,050	845,909
Smithfield Foods, Inc.*	1,700	31,858
Sohu.com, Inc.*	902	43,431
Southern Copper Corp.	10,196	311,794
Spectra Energy Corp.(1)	39,600	924,264
St. Mary Land & Exploration Co.	2,900	116,696
Starbucks Corp.	18,900	491,022
SunPower Corp., Class A*	2,177	36,029
SunPower Corp., Class B*	2,832	42,593
Tenneco, Inc.*	2,783	71,718
Texas Instruments, Inc.(1)	74,300	1,932,543
The Estee Lauder Cos., Inc., Class A(1)	16,600	1,094,272
The Gap, Inc.(1)	51,100	1,263,703
The Mosaic Co.	25,704	1,314,503
TJX Cos., Inc.(1)	47,400	2,196,516
TRW Automotive Holdings Corp.*	2,155	69,413
Tyson Foods, Inc., Class A(1)	89,800	1,759,182
Visa, Inc., Class A	10,200	920,346
VMware, Inc., Class A*	13,200	813,648
Websense, Inc.*	16,500	375,705
WellPoint, Inc.(1),*	20,900	1,124,420
Wells Fargo & Co.	31,400	1,039,654
Western Digital Corp.(1),*	31,400	1,290,226
Weyerhaeuser Co.	1,000	49,520
Xilinx, Inc.	19,900	513,022

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks— (concluded)
United States— (concluded)
Zep, Inc.	22,900	422,276
Total United States common stocks		89,395,379
Total common stocks (cost—$168,017,390)		179,672,798

Preferred stock—0.01%
Brazil—0.01%
Fertilizantes Fosfatados SA* (cost—$45,425)	4,484	41,919

Investment companies—1.45%
United States—1.45%
iShares FTSE/Xinhua China 25 Index Fund	47,779	1,950,339
iShares MSCI Brazil Index Fund	62,700	4,533,210
Market Vectors Agribusiness ETF	10,196	435,267
Total investment companies (cost—$6,477,831)		6,918,816

Unit Trust—0.01%
Brazil—0.01%
All America Latina Logistica (ALL) (cost—$82,859)	7,660	69,714

	Number of warrants
Warrants*—0.00%
Cayman Islands—0.00%
Kingboard Chemical Holdings Ltd., strike price 40 HKD, expires 10/31/12(4)	207	46

Hong Kong—0.00%
Henderson Land Development, strike price 58 HKD, expires 06/01/11(4),(5)	536	0
Total warrants (cost—$0)		46

	Face amount(6)
US government obligations—4.12%
US Treasury Inflation Index Notes (TIPS)
1.625%, due 01/15/15	567,545	599,159
2.500%, due 07/15/16	214,644	238,624
US Treasury Notes
1.000%, due 03/31/12	3,200,000	3,204,384
2.375%, due 03/31/16	2,400,000	2,344,687
2.500%, due 04/30/15	1,100,000	1,104,082
2.750%, due 02/15/19	1,000,000	942,109
3.875%, due 05/15/18	500,000	519,219

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount(6)	Value ($)
US government obligations— (concluded)
4.000%, due 08/15/18	10,300,000	10,747,411
Total US government obligations (cost—$19,537,038)		19,699,675

Federal farm credit bank certificate—1.08%
FFCB
4.500%, due 05/21/15 (cost—$4,745,474)	4,700,000	5,145,005

Federal home loan mortgage corporation certificates**—1.31%
FHLMC
4.500%, due 05/01/23	28,904	30,123
5.000%, due 11/01/16	10,064	10,726
5.000%, due 01/01/17	25,994	27,728
5.000%, due 02/01/17	54,832	58,488
5.000%, due 03/01/17	39,202	41,817
5.000%, due 04/01/17	96,233	102,860
5.000%, due 09/01/17	256,401	274,017
5.000%, due 10/01/17	566,876	605,169
5.000%, due 11/01/17	445,370	474,194
5.000%, due 12/01/17	179,878	192,266
5.000%, due 01/01/18	676,839	720,480
5.000%, due 02/01/18	800,561	853,470
5.000%, due 03/01/18	593,956	634,862
5.000%, due 04/01/18	341,983	365,535
5.000%, due 05/01/18	280,547	299,332
5.000%, due 06/01/18	64,167	68,584
5.000%, due 07/01/18	71,611	76,543
5.000%, due 08/01/18	35,747	38,209
5.000%, due 09/01/18	29,258	31,272
5.000%, due 10/01/18	84,745	90,580
5.000%, due 11/01/18	96,943	103,621
5.000%, due 12/01/18	60,269	64,419
5.000%, due 01/01/19	22,444	23,989
5.000%, due 03/01/19	13,604	14,533
5.000%, due 10/01/39	490,631	509,015
5.500%, due 01/01/20	277,562	299,359
5.500%, due 05/01/20	120,206	129,646
5.500%, due 07/01/20	105,888	114,203
Total federal home loan mortgage corporation certificates (cost—$6,204,277)		6,255,040

Federal national mortgage association certificates**—1.00%
FNMA
3.592%, due 04/01/37(7)	2,487,996	2,581,852
4.500%, due 10/01/18	344,810	364,040
4.500%, due 11/01/18	72,536	76,582
4.500%, due 12/01/18	130,113	137,369
4.500%, due 05/01/19	291,533	307,246
4.500%, due 06/01/23	546,567	569,278
5.000%, due 01/01/20	17,804	18,958
5.000%, due 10/01/39	294,918	305,646
6.000%, due 03/01/32	155	167
6.000%, due 05/01/33	10,203	11,058
6.000%, due 12/01/33	5,839	6,324
6.000%, due 04/01/35	6,856	7,336
6.000%, due 07/01/35	50,145	53,658
6.000%, due 08/01/35	770	824
6.000%, due 11/01/35	126,756	135,639
6.000%, due 01/01/36	158,025	169,098

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount(6)	Value ($)
Federal national mortgage association certificates**— (concluded)
6.000%, due 02/01/36	14,179	15,137
Total federal national mortgage association certificates (cost—$4,551,289)		4,760,212

Collateralized mortgage obligations—7.13%
American Home Mortgage Assets,
Series 2006-3, Class 1A1
1.411%, due 10/25/46(7)	707,458	426,242
Series 2006-3, Class 2A11
1.381%, due 10/25/46(7)	728,065	419,896
Series 2006-4, Class 1A11
0.453%, due 10/25/46(7)	1,222,059	694,040
Series 2007-1, Class A1
1.163%, due 02/25/47(7)	727,993	386,648
American Home Mortgage Investment Trust,
Series 2004-3, Class 1A
0.633%, due 10/25/34(7)	37,975	35,903
Series 2005-4, Class 1A1
0.553%, due 11/25/45(7)	924,756	595,268
Banc of America Funding Corp., Series 2007-D, Class 1A5
0.536%, due 06/20/47(7)	600,000	203,517
BCAP LLC Trust, Series 2006-RR1, Class CF
0.903%, due 11/25/36(7)	143,189	127,211
Bear Stearns Alternative Trust-A Trust, Series 2005-8, Class 11A1
0.533%, due 10/25/35(7)	848,879	514,749
Citimortgage Alternative Loan Trust, Series 2006-A7, Class 1A12
6.000%, due 12/25/36	1,114,524	803,609
Countrywide Alternative Loan Trust,
Series 2005-46C8, Class A8
5.500%, due 10/25/35	648,555	612,683
Series 2005-61, Class 1A1
0.523%, due 12/25/35(7)	1,125,404	731,623
Series 2006-23CB, Class 1A6
6.000%, due 08/25/36	305,888	228,470
Series 2006-5T2, Class A3
6.000%, due 04/25/36	963,215	725,691
Series 2007-0A11, Class A1A
1.843%, due 11/25/47(7)	921,941	496,701
Series 2007-6, Class A4
5.750%, due 04/25/47	1,200,000	724,676
Countrywide Home Loan, Series 2007-14, Class A19
6.000%, due 09/25/37	733,039	650,687
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 4A1
6.500%, due 10/25/21(5)	1,108,237	772,130
DSLA Mortgage Loan Trust,
Series 2004-AR2, Class A2A
0.646%, due 11/19/44(7)	1,179,272	748,573
Series 2006-AR2, Class 2A1A
0.456%, due 11/19/37(7)	573,985	367,803
FHLMC REMIC, Series 3450, Class AJ**
4.500%, due 07/15/22	1,662,114	1,755,024
First Horizon Alternative Mortgage Securities, Series 2005-AA9, Class AA9
5.577%, due 11/25/35(7)	1,099,026	769,522

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount(6)	Value ($)
Collateralized mortgage obligations— (continued)
FNMA REMIC,**
Series 2008-56, Class FD
1.203%, due 07/25/48(7)	994,050	991,571
Series 2009-70, Class AL
5.000%, due 08/25/19	2,019,380	2,155,143
Greenpoint Mortgage Funding Trust, Series 2007-AR3, Class A1
0.483%, due 06/25/37(7)	611,562	356,994
Harborview Mortgage Loan Trust,
Series 2005-3, Class 2A1A
0.496%, due 06/19/35(7)	1,471,024	914,490
Series 2005-9, Class 2A1A
0.596%, due 06/20/35(7)	591,814	475,894
Series 2005-10, Class 2A1A
0.566%, due 11/19/35(7)	2,713,271	1,789,389
Series 2005-11, Class 2A1A
0.566%, due 08/19/45(7)	279,107	187,957
Series 2006-1, Class 2A1A
0.496%, due 03/19/36(7)	1,347,017	807,490
Series 2006-9, Class 2A1A
0.466%, due 11/19/36(7)	610,074	382,238
Series 2006-14, Class 2A1A
0.406%, due 01/25/47(7)	2,353,414	1,399,140
Indymac Index Mortgage Loan Trust, Series 2006-AR4, Class A1A
0.473%, due 05/25/46(7)	2,060,592	1,183,808
Lehman Mortgage Trust, Series 2006-8, Class 2A1
0.683%, due 12/25/36(7)	1,435,400	747,131
Luminent Mortgage Trust,
Series 2006-2, Class A1A
0.463%, due 02/25/46(7)	2,319,907	1,290,256
Series 2006-5, Class A1A
0.453%, due 07/25/36(7)	847,676	479,768
Morgan Stanley Capital I, Series 2005-HQ7, Class A4
5.378%, due 11/14/42(7)	500,000	523,973
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1
5.632%, due 11/25/37(7)	781,943	562,485
Residential Accredit Loans, Inc.,
Series 2005-Q05, Class A1
1.441%, due 01/25/46(7)	2,320,162	1,395,693
Series 2007-QH9, Class A1
6.450%, due 11/25/37(7)	890,346	444,324
Series 2007-QS1, Class 2A2
0.623%, due 01/25/37(7)	2,005,457	1,089,827
Residential Asset Securitization Trust, Series 2007-A2, Class 1A3
6.000%, due 04/25/37	994,778	696,468
Sequoia Mortgage Trust, Series 2004-10, Class A3A
0.794%, due 11/20/34(7)	112,047	98,951
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 7A1
5.964%, due 11/25/35	2,031,064	1,702,544

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount(6)	Value ($)
Collateralized mortgage obligations— (concluded)
WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 1A
1.251%, due 07/25/47(7)	835,041	509,695
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1
6.000%, due 06/25/37	1,360,353	1,105,500
Total collateralized mortgage obligations (cost—$40,704,906)		34,081,395

Asset-backed securities—3.49%
Access Group, Inc., Series 2002-1, Class A2
0.464%, due 09/25/25(7)	634,770	633,488
Bank of America Auto Trust,
Series 2009-1A, Class A2
1.700%, due 12/15/11(5),(8)	1,388,885	1,392,994
Series 2009-2A, Class A3
2.130%, due 09/15/13(5),(8)	1,200,000	1,216,614
Brazos Higher Education Authority, Inc., Series 2005-2, Class A9
0.384%, due 12/26/17(7)	1,000,000	994,308
Brazos Student Loan Finance Corp., Series 2010-1, Class A1
2.085%, due 06/25/35(7)	1,000,000	999,998
Chase Issuance Trust, Series 2009-A5, Class A5
1.054%, due 06/15/12(7)	2,500,000	2,502,256
CIT Mortgage Loan Trust,
Series 2007-1, Class 2A1
1.263%, due 10/01/37(5),(7),(8)	168,348	160,060
Series 2007-1, Class 2A2
1.513%, due 10/01/37(5),(7),(8)	130,000	62,137
Series 2007-1, Class 2A3
1.713%, due 10/01/37(5),(7),(8)	230,000	103,049
College Loan Corp. Trust,
Series 2004-1, Class A3
0.476%, due 04/25/21(7)	1,000,000	997,579
Series 2005-1, Class A2
0.416%, due 07/25/24(7)	1,000,000	994,755
Series 2005-2, Class A2
0.413%, due 10/15/21(7)	368,542	367,358
Collegiate Funding Services Education Loan Trust, Series 2003-A, Class A2
0.588%, due 09/28/20(7)	370,185	369,940
Education Funding Capital Trust, Series 2004-1, Class A2
0.417%, due 12/15/22(7)	603,310	601,100
GCO Education Loan Funding Trust, Series 2005-1, Class A3L
0.332%, due 11/25/20(7)	943,404	941,015
GMAC Mortgage Corp. Loan Trust,
Series 2007-HE3, Class 1A1
7.000%, due 09/25/37	55,205	32,356
Series 2007-HE3, Class 2A1
7.000%, due 09/25/37	96,757	52,669
Household Home Equity Loan Trust, Series 2007-3, Class APT
1.456%, due 11/20/36(7)	325,456	281,027

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount(6)	Value ($)
Asset-backed securities— (concluded)
SLM Student Loan Trust,
Series 2004-9, Class A4
0.446%, due 04/25/17(7)	480,839	480,083
Series 2006, Class A3
0.356%, due 10/25/16(7)	888,513	887,227
Series 2007-1, Class A3
0.346%, due 07/25/18(7)	1,000,000	995,181
Series 2007-2, Class A2
0.316%, due 07/25/17(7)	982,438	974,717
Series 2008-6, Class A1
0.716%, due 10/27/14(7)	482,498	483,242
USAA Auto Owner Trust, Series 2007-2, Class A3
4.900%, due 02/15/12	161,570	162,750
Total asset-backed securities (cost—$16,942,642)		16,685,903

Corporate notes—8.49%
Australia—1.00%
QBE Insurance Group Ltd.
9.750%, due 03/14/14(5),(8)	105,000	127,886
Suncorp-Metway Ltd.
0.633%, due 12/17/10(7),(9)	1,000,000	1,001,323
1.553%, due 04/15/11(7),(9)	2,500,000	2,527,900
Westfield Capital/Westfield Financial
4.375%, due 11/15/10(9)	325,000	330,542
Westpac Banking Corp.
1.900%, due 12/14/12(9)	800,000	805,142
Total Australia corporate notes		4,792,793

Bermuda—0.05%
Endurance Specialty Holdings
7.000%, due 07/15/34	75,000	71,779
White Mountains Re Group
6.375%, due 03/20/17(5),(8)	150,000	147,649
Total Bermuda corporate notes		219,428

Canada—0.21%
Canadian Natural Resources
5.150%, due 02/01/13	250,000	269,151
Teck Resources Ltd.
10.750%, due 05/15/19	225,000	280,125
TransCanada PipeLines Ltd.
6.350%, due 05/15/67(10)	450,000	432,739
Total Canada corporate notes		982,015

Cayman Islands—0.24%
Resona Preferred Global Securities
7.191%, due 07/30/15(9),(10),(11)	425,000	421,352
Transocean, Inc., Series B
1.500%, due 12/15/37	750,000	723,750
Total Cayman Islands corporate notes		1,145,102

Denmark—0.29%
Danske Bank A/S
1.102%, due 08/24/10(7)	1,200,000	1,200,605

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description		Face amount(6)	Value ($)
Corporate notes— (continued)
Denmark— (concluded)
Nordic Telephone Co. Holdings
8.250%, due 05/01/16	EUR	125,000	177,665
Total Denmark corporate notes			1,378,270

France—0.59%
Cie Financement Foncier
2.125%, due 04/22/13(5),(8)		650,000	654,399
Credit Agricole SA
8.375%, due 10/13/19(9),(10),(11)		150,000	156,750
Dexia Credit Local
0.544%, due 01/12/12(5),(7),(8)		500,000	499,727
2.375%, due 09/23/11(9)		1,500,000	1,528,867
Total France corporate notes			2,839,743

Germany—0.44%
Deutsche Bank AG London
10.500%, due 08/19/30(9)	IDR	1,000,000,000	120,389
Deutsche Bank AG London MTN
10.000%, due 07/17/17(5),(8)	IDR	3,800,000,000	457,400
NRW Bank MTN
5.375%, due 07/19/10		1,500,000	1,514,277
Total Germany corporate notes			2,092,066

Ireland—0.02%
VIP Fin (Vimpelcom)
9.125%, due 04/30/18		100,000	114,750

Japan—0.05%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850%, due 01/22/15(9)		250,000	258,811

Luxembourg—0.24%
ArcelorMittal
6.125%, due 06/01/18		275,000	296,447
Hellas Telecom V
4.644%, due 10/15/12(7)	EUR	250,000	223,018
Telecom Italia Capital
6.200%, due 07/18/11		325,000	340,625
Telecom Italia Capital SA
7.200%, due 07/18/36		300,000	302,465
Total Luxembourg corporate notes			1,162,555

Mexico—0.19%
BBVA Bancomer SA Texas
7.250%, due 04/22/20(5),(8)		325,000	330,106

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description		Face amount(6)	Value ($)
Corporate notes— (continued)
Mexico— (concluded)
Petroleos Mexicanos
8.000%, due 05/03/19		510,000	597,975
Total Mexico corporate notes			928,081

Netherlands—0.22%
Impress Holdings BV
3.769%, due 09/15/13(7)	EUR	250,000	323,709
LeasePlan Corp. N.V.
3.000%, due 05/07/12(9)		700,000	723,101
Total Netherlands corporate notes			1,046,810

New Zealand—0.26%
ANZ National (International) Ltd.
3.250%, due 04/02/12(9)		1,200,000	1,243,705

United Arab Emirates—0.04%
Dolphin Energy Ltd.
5.888%, due 06/15/19(9)		168,300	173,181

United Kingdom—0.34%
Anglo American Capital PLC
9.375%, due 04/08/14(9)		100,000	121,321
9.375%, due 04/08/19(9)		250,000	325,617
HSBC Holdings PLC
6.500%, due 09/15/37		250,000	264,931
Lloyds TSB Bank PLC
4.375%, due 01/12/15(9)		250,000	248,252
Royal Bank of Scotland Group PLC
4.875%, due 08/25/14(9)		400,000	409,228
WPP Finance (UK)
8.000%, due 09/15/14		200,000	230,922
Total United Kingdom corporate notes			1,600,271

United States—4.31%
Ameriprise Financial, Inc.
5.300%, due 03/15/20		225,000	234,188
Anheuser-Busch InBev Worldwide, Inc.
4.125%, due 01/15/15		250,000	259,538
7.750%, due 01/15/19(9)		550,000	662,000
ANZ Capital Trust II
5.360%, due 12/15/13(9),(11)		325,000	320,933
Arizona Public Service Co.
8.750%, due 03/01/19		300,000	368,314
Bear Stearns Co., Inc.
7.250%, due 02/01/18		175,000	201,883
Boardwalk Pipelines LP
5.875%, due 11/15/16		225,000	245,999
Boston Scientific Corp.
4.500%, due 01/15/15		125,000	122,605
7.000%, due 11/15/35		125,000	120,264

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount(6)	Value ($)
Corporate notes— (continued)
United States— (continued)
CBS Corp.
8.875%, due 05/15/19	350,000	433,445
Comcast Corp.
5.500%, due 03/15/11	225,000	233,623
6.450%, due 03/15/37	200,000	209,471
Comcast Holdings Corp.
10.625%, due 07/15/12	250,000	293,523
COX Communications, Inc.
6.250%, due 06/01/18(9)	375,000	409,446
CSC Holdings, Inc., Series B
7.625%, due 04/01/11	250,000	260,313
Darden Restaurants, Inc.
5.625%, due 10/15/12	225,000	245,807
DCP Midstream LLC
9.750%, due 03/15/19(9)	125,000	162,766
Developers Diversified Realty Corp.
7.500%, due 04/01/17	200,000	207,727
DirecTV Holdings/Financing
7.625%, due 05/15/16	500,000	558,125
Discover Bank
8.700%, due 11/18/19	250,000	283,907
Dow Chemical Co.
5.900%, due 02/15/15	125,000	137,106
7.600%, due 05/15/14	375,000	435,500
EchoStar DBS Corp.
7.125%, due 02/01/16	250,000	253,750
Energy Transfer Partners
5.950%, due 02/01/15	350,000	384,079
Enterprise Products Operating LLC
6.650%, due 04/15/18	425,000	484,265
8.375%, due 08/01/66(7)	200,000	208,000
First Niagara Financial Group, Inc.
6.750%, due 03/19/20	150,000	154,436
Fiserv, Inc.
6.125%, due 11/20/12	250,000	272,917
Freeport-McMoRan Copper & Gold, Inc.
8.375%, due 04/01/17	250,000	280,313
GMAC, Inc.
6.875%, due 09/15/11	750,000	762,305
Hartford Financial Services Group, Inc.
6.625%, due 03/30/40	150,000	147,020
HCA, Inc.
7.875%, due 02/15/20(9)	125,000	134,531
Huntington National Bank
0.652%, due 06/01/12(7)	700,000	706,506
International Paper Co.
7.950%, due 06/15/18	75,000	88,993
JPMorgan Chase & Co.
6.000%, due 01/15/18	250,000	269,557

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description		Face amount(6)	Value ($)
Corporate notes— (continued)
United States— (continued)
JPMorgan Chase Bank NA
11.000%, due 11/17/20	IDR	2,673,000,000	345,527
JPMorgan Chase Bank NA MTN
10.000%, due 07/17/17	IDR	2,521,000,000	303,980
JPMorgan Chase Capital XXV, Series Y
6.800%, due 10/01/37		200,000	200,503
Kraft Foods, Inc.
5.375%, due 02/10/20		225,000	233,373
6.125%, due 08/23/18		200,000	220,685
6.500%, due 02/09/40		175,000	188,330
MetLife Capital Trust X
9.250%, due 04/08/38(7),(9)		300,000	351,000
Nevada Power Co.
6.500%, due 05/15/18		375,000	418,081
Nisource Finance Corp.
10.750%, due 03/15/16		150,000	193,542
Northwestern Mutual Life Insurance
6.063%, due 03/30/40(5),(8)		475,000	490,615
ONEOK Partners, LP
6.150%, due 10/01/16		75,000	83,398
6.850%, due 10/15/37		50,000	54,757
PNC Bank NA
6.875%, due 04/01/18		250,000	278,636
Progress Energy, Inc.
7.050%, due 03/15/19		300,000	345,633
ProLogis
1.875%, due 11/15/37		175,000	162,094
Prudential Financial, Inc. MTN
3.875%, due 01/14/15		400,000	405,859
Puget Sound Energy, Inc., Series A
6.974%, due 06/01/67(7)		150,000	142,571
Qwest Corp.
8.375%, due 05/01/16		200,000	228,000
Rensselaer Polytechnic Institute
5.600%, due 09/01/20		375,000	385,677
Simon Property Group LP
10.350%, due 04/01/19		500,000	647,915
SLM Corp. MTN
0.476%, due 07/26/10(7)		100,000	99,601
5.125%, due 08/27/12		425,000	428,818
Sprint Capital Corp.
8.375%, due 03/15/12		125,000	131,875
Tennessee Gas Pipeline
8.000%, due 02/01/16		225,000	257,344
8.375%, due 06/15/32		350,000	425,012
Time Warner, Inc.
4.875%, due 03/15/20		350,000	346,847
Transatlantic Holdings, Inc.
8.000%, due 11/30/39		175,000	183,628
US Bank NA
4.375%, due 02/28/17(10)	EUR	150,000	200,870

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description		Face amount(6)	Value ($)
Corporate notes— (concluded)
United States— (concluded)
US Central Federal Credit Union
1.900%, due 10/19/12		400,000	404,923
Wells Fargo Capital XIII
7.700%, due 03/26/13(10),(11)		300,000	312,000
Western Corporate Federal Credit Union
1.750%, due 11/02/12		400,000	402,951
Whirlpool Corp.
8.000%, due 05/01/12		75,000	82,299
8.600%, due 05/01/14		100,000	117,042
Williams Cos., Inc.
6.375%, due 10/01/10(9)		250,000	253,949
Williams Partners LP
5.250%, due 03/15/20(9)		175,000	179,996
ZFS Finance USA Trust I
6.150%, due 12/15/35(7),(9)		550,000	528,000
Total United States corporate notes			20,588,486
Total corporate notes (cost—$38,876,586)			40,566,067

Municipal bonds and notes—0.57%
United States—0.57%
California (Build America Bonds)
7.500%, due 04/01/34		325,000	356,662
7.550%, due 04/01/39		225,000	250,216
7.625%, due 03/01/40		375,000	418,642
Pennsylvania Higher Education Assistance Agency Student Loan Revenue, Series 2, Class A-1
1.097%, due 04/25/19(7)		700,000	701,575
South Carolina Student Loan Corp. Education Loan Revenue, Series A-1
0.352%, due 12/03/18(7)		1,000,000	994,856
Total municipal bonds and notes (cost—$2,591,148)			2,721,951

Non-US government obligations—0.57%
Argentina—0.03%
Republic of Argentina
7.000%, due 10/03/15		180,000	146,070

Mexico—0.30%
Mexican Bonos
9.000%, due 12/20/12	MXN	13,620,000	1,193,721
10.000%, due 12/05/24	MXN	2,525,000	246,377
			1,440,098

Peru—0.06%
Republic of Peru
7.125%, due 03/30/19		250,000	291,000

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Face amount(6)	Value ($)
Non-US government obligations— (concluded)
Qatar—0.18%
State of Qatar
5.250%, due 01/20/20(9)	800,000	829,000
Total non-US government obligations (cost—$2,627,680)		2,706,168

Time deposit—2.16%
Rabobank Nederland N.V.
0.180%, due 05/04/10 (cost—$10,326,281)	10,326,281	10,326,281

Short-term US government obligations(12)—18.46%
US Treasury Bills
0.150%, due 05/13/10	65,450,000	65,446,727
0.153%, due 05/13/10(1)	2,550,000	2,549,871
0.150%, due 07/08/10	3,000,000	2,999,150
0.135%, due 07/29/10(1)	8,175,000	8,172,272
0.227%, due 09/30/10(1)	1,000,000	999,039
0.230%, due 10/14/10	5,000,000	4,994,697
0.230%, due 10/21/10	3,000,000	2,996,684
Total short-term US government obligations (cost—$88,158,440)		88,158,440

Repurchase agreement—12.89%
Repurchase agreement dated 04/30/10 with State Street Bank & Trust Co., 0.010% due 05/03/10, collateralized by $62,809,142 US Treasury Bills, zero coupon due 07/22/10; (value—$62,784,018); proceeds: $61,552,051 (cost—$61,552,000)	61,552,000	61,552,000

	Number of contracts
Options*—0.11%
Put options purchased—0.11%
Russell 2000 Index, strike @ 710, expires 05/22/10	93	126,387
S&P 500 Index, strike @ 1,175, expires 05/22/10	154	254,100
S&P 500 Index, strike @ 1,200, expires 05/22/10	56	145,600
Total options (cost—$405,777)		526,087
Total investments before investments sold short (cost — $471,847,043) — 100.47%		479,887,517

Number of shares
Investments sold short—(4.28)%
Common stocks—(4.28)%
Australia—(0.51)%
AMP Ltd.	(275,264)	(1,582,702)

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Security description	Number of shares	Value ($)
Investments sold short— (concluded)
Common stocks— (concluded)
Australia— (concluded)
OZ Minerals Ltd.	(804,865)	(842,116)
		(2,424,818)
Canada—(1.09)%
Agnico-Eagle Mines Ltd.	(16,500)	(1,046,560)
Ivanhoe Mines Ltd.	(68,000)	(1,082,457)
Progress Energy Resources Corp.	(35,900)	(430,107)
Silver Wheaton Corp.	(58,800)	(1,155,393)
Ultra Petroleum Corp.	(31,900)	(1,523,863)
Total Canada common stocks		(5,238,380)

Germany—(0.26)%
K+S AG	(21,421)	(1,229,562)

Japan—(0.31)%
Chuo Mitsui Trust Holdings, Inc.	(12,000)	(45,977)
Daiwa Securities Group, Inc.	(14,000)	(72,501)
NTT Urban Development Corp.	(1,395)	(1,354,140)
Total Japan common stocks		(1,472,618)

Jersey—(0.22)%
Randgold Resources Ltd.	(12,728)	(1,076,158)

United Kingdom—(0.59)%
Cairn Energy PLC	(243,716)	(1,487,918)
Lonmin PLC	(28,649)	(831,438)
Prudential PLC	(57,188)	(506,485)
Total United Kingdom common stocks		(2,825,841)

United States—(1.30)%
Harley-Davidson, Inc.	(42,300)	(1,431,009)
KeyCorp	(40,400)	(364,408)
Leucadia National Corp.	(11,800)	(298,658)
MEMC Electronic Materials, Inc.	(51,500)	(667,955)
Petrohawk Energy Corp.	(58,900)	(1,271,651)
SBA Communications Corp., Class A	(35,400)	(1,252,098)
Vertex Pharmaceuticals, Inc.	(23,500)	(911,095)
Total United States common stocks		(6,196,874)
Total investments sold short (proceeds—$18,404,800) — (4.28)%		(20,464,251)
Other assets in excess of liabilities — 3.81%		18,206,001
Net assets — 100.00%		477,629,267

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Aggregate cost for federal income tax purposes before investments sold short, which was substantially the same for book purposes, was $471,847,043; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$20,710,337
Gross unrealized depreciation	(12,669,863)
Net unrealized appreciation	$8,040,474

*	Non-income producing security.
**

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Security, or portion thereof, pledged as collateral for investments sold short, written options and futures.
(2)	Security is traded on the New York Stock Exchange.
(3)	Security is traded on the Toronto Stock Exchange.
(4)	Security is being fair valued by a valuation committee under the direction of the board of trustees.
(5)	Illiquid securities representing 1.34% of net assets as of April 30, 2010.
(6)	In US Dollars unless otherwise indicated.
(7)	Floating rate security. The interest rate shown is the current rate as of April 30, 2010.
(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.18% of net assets as of April 30, 2010, are considered illiquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.98% of net assets as of April 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(10)	Variable rate security. The interest rate shown is the current rate as of April 30, 2010, and resets at the next call date.
(11)	Perpetual bond security. The maturity date reflects the next call date.
(12)	Rates shown are the discount rates at date of purchase.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
EUR	Euro
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
IDR	Indonesian Rupiah
MSCI	Morgan Stanley Capital International

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

MTN	Medium Term Note
MXN	Mexican Peso
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Written options

Number of		Expiration	Premiums	Current	Unrealized
contracts	Put options written	dates	received ($)	value ($)	depreciation ($)
93	Russell 2000 Index, strike @ 670	06/19/10	76,068	116,436	(40,368)
154	S&P 500 Index, strike @ 1,100	06/19/10	150,731	174,790	(24,059)
56	S&P 500 Index, strike @ 1,125	06/19/10	41,884	84,000	(42,116)
			268,683	375,226	(106,543)

Written option activity for the nine months ended April 30, 2010 was as follows:

	Number of	Premiums
	contracts	received ($)
Options outstanding at July 31, 2009	447	231,372
Options written	9,208	5,492,809
Options terminated in closing purchase transactions	(8,887)	(5,363,221)
Options expired prior to exercise	(465)	(92,277)
Options outstanding at April 30, 2010	303	268,683

Futures contracts(13)

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
314	AUD	Australian Bond 10 Year Futures	June 2010	29,872,633	29,845,431	(27,202)
6	CAD	Canadian Government Bond 10 Year Futures	June 2010	690,902	697,596	6,694
25	EUR	CAC 40 Index Futures	May 2010	1,323,377	1,244,219	(79,158)
5	EUR	DAX Index Futures	June 2010	1,015,297	1,018,927	3,630
20	EUR	FTSE MIB Index Futures	June 2010	2,979,127	2,811,410	(167,717)
80	EUR	German Euro BOBL Futures	June 2010	12,430,453	12,568,909	138,456
32	EUR	German Euro Bund Futures	June 2010	5,258,085	5,312,215	54,130
36	EUR	IBEX 35 Index Futures	May 2010	5,329,044	4,945,179	(383,865)
48	GBP	FTSE 100 Index Futures	June 2010	4,091,321	4,046,428	(44,893)
38	GBP	United Kingdom Long Gilt 10 Year Futures	June 2010	6,640,615	6,743,618	103,003
9	JPY	TOPIX Index Futures	June 2010	875,396	941,070	65,674
51	USD	NASDAQ 100 E-Mini Index Futures	June 2010	2,023,199	2,038,470	15,271
15	USD	Russell 2000 Mini Index Futures	June 2010	1,086,908	1,073,250	(13,658)
110	USD	S&P 500 E-Mini Index Futures	June 2010	6,596,751	6,508,700	(88,051)
4	USD	S&P 500 Index Futures	June 2010	1,145,664	1,183,400	37,736
86	USD	US Treasury Bond 20 Year Futures	June 2010	10,151,803	10,239,375	87,572
581	USD	US Treasury Note 10 Year Futures	June 2010	67,819,254	68,503,531	684,277
				159,329,829	159,721,728	391,899

		Sale contracts		Proceeds ($)
40	AUD	ASX SPI 200 Index Futures	June 2010	4,520,961	4,485,766	35,195
32	CAD	S&P TSE 60 Index Futures	June 2010	4,448,345	4,512,889	(64,544)
12	EUR	AEX Index Futures	May 2010	1,123,573	1,096,482	27,091
123	EUR	German Euro Bund Futures	June 2010	20,251,284	20,418,826	(167,542)
42	EUR	German Euro Buxl Futures	June 2010	5,822,182	5,816,843	5,339
246	GBP	United Kingdom Long Gilt 10 Year Futures	June 2010	42,583,673	43,656,051	(1,072,378)
6	HKD	Hang Seng Index Futures	May 2010	813,099	806,878	6,221
11	JPY	Japan Government Bond 10 Year Futures TSE	June 2010	16,231,938	16,343,793	(111,855)
273	JPY	Japan Government Bond 10 Year Mini Futures SGX	June 2010	40,411,545	40,550,707	(139,162)
365	USD	S&P 500 E-Mini Index Futures	June 2010	21,015,244	21,597,050	(581,806)
17	USD	Ultra Long-Term US Treasury Bond Futures	June 2010	2,037,313	2,108,531	(71,218)
7	USD	US Treasury Bond 20 Year Futures	June 2010	833,121	833,438	(317)
55	USD	US Treasury Note 2 Year Futures	June 2010	11,928,813	11,966,797	(37,984)
118	USD	US Treasury Note 5 Year Futures	June 2010	13,518,431	13,671,406	(152,975)
121	USD	US Treasury Note 10 Year Futures	June 2010	14,128,965	14,266,656	(137,691)
				199,668,487	202,132,113	(2,463,626)
						(2,071,727)

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

(13)	Restricted cash of $2,963,237 has been delivered to broker as initial margin for futures contracts.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

Forward foreign currency contracts

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation) ($)
Australian Dollar	3,014,481	EUR	2,057,000	06/16/10	(36,452)
Australian Dollar	13,601,186	USD	12,352,125	06/16/10	(171,445)
Australian Dollar	5,033,877	USD	4,529,207	06/16/10	(105,838)
Canadian Dollar	2,389,043	AUD	2,551,000	06/16/10	(3,106)
Canadian Dollar	1,180,000	CHF	1,266,518	06/16/10	15,887
Canadian Dollar	3,533,296	EUR	2,580,000	06/16/10	(42,854)
Canadian Dollar	6,769,123	USD	6,636,552	06/16/10	(27,588)
Chinese Yuan Renminbi	6,678,000	USD	1,039,377	09/14/11	31,918
Euro	1,435,000	AUD	2,114,922	06/16/10	36,447
Euro	2,308,000	CAD	3,168,734	06/16/10	46,154
Euro	2,291,000	CHF	3,276,562	06/16/10	(4,307)
Euro	4,387,972	GBP	3,938,654	06/16/10	177,249
Euro	4,136,021	NOK	33,408,503	06/16/10	144,222
Euro	1,727,000	NZD	3,320,734	06/16/10	115,420
Euro	2,852,287	SEK	27,622,715	06/16/10	16,064
Euro	1,000,859	USD	1,325,838	06/09/10	(6,925)
Euro	11,321,241	USD	15,268,947	06/16/10	193,075
Euro	14,812,921	USD	20,186,441	06/16/10	460,892
Great Britain Pound	1,798,000	CHF	2,969,197	06/16/10	10,136
Great Britain Pound	3,594,098	EUR	4,052,000	06/16/10	(102,409)
Great Britain Pound	791,435	USD	1,218,810	05/20/10	7,946
Great Britain Pound	73,715	USD	109,709	06/16/10	(3,060)
Great Britain Pound	500,000	USD	763,065	06/16/10	(1,833)
Great Britain Pound	959,000	USD	1,474,299	07/22/10	7,442
Japanese Yen	214,569,093	CAD	2,344,000	06/16/10	22,553
Japanese Yen	208,058,985	CHF	2,391,000	06/16/10	7,348
Japanese Yen	72,805,647	EUR	572,000	06/16/10	(13,656)
Japanese Yen	29,478,615	USD	316,974	06/02/10	3,081
Japanese Yen	287,675,600	USD	3,127,000	06/16/10	63,345
Japanese Yen	486,043,217	USD	5,365,800	06/16/10	189,593
New Zealand Dollar	1,662,496	AUD	1,262,000	06/16/10	(42,969)
New Zealand Dollar	6,047,223	EUR	3,216,000	06/16/10	(100,474)
New Zealand Dollar	4,790,743	USD	3,366,219	06/16/10	(106,125)
New Zealand Dollar	1,030,000	USD	717,889	06/16/10	(28,657)
Norwegian Krone	4,620,901	EUR	573,000	06/16/10	(18,715)
Norwegian Krone	8,428,000	SEK	10,055,737	06/16/10	(37,268)
Norwegian Krone	9,437,184	USD	1,564,000	06/16/10	(32,549)
Swedish Krona	28,204,066	EUR	2,914,000	06/16/10	(14,160)
Swedish Krona	11,676,357	USD	1,595,000	06/16/10	(17,336)
Swedish Krona	24,729,861	USD	3,462,152	06/16/10	47,317
Swiss Franc	2,483,182	EUR	1,708,000	06/16/10	(34,370)
Swiss Franc	5,790,292	USD	5,438,717	06/16/10	55,003
Swiss Franc	7,471,659	USD	7,004,305	06/16/10	57,286
United States Dollar	2,660,026	AUD	2,921,000	06/16/10	29,544
United States Dollar	2,216,783	AUD	2,450,576	06/16/10	39,635
United States Dollar	4,742,443	CAD	4,760,078	06/16/10	(56,189)
United States Dollar	4,681,380	CAD	4,814,804	06/16/10	58,751

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Forward foreign currency contracts – (concluded)

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation) ($)
United States Dollar	5,068,084	CHF	5,378,788	06/16/10	(66,980)
United States Dollar	1,539,000	CHF	1,659,538	06/16/10	4,010
United States Dollar	287,316	CLP	149,634,000	07/22/10	948
United States Dollar	4,736,511	CNY	31,317,000	09/14/11	(11,953)
United States Dollar	1,438,846	CNY	9,223,000	03/30/12	(29,673)
United States Dollar	388,667	EUR	293,400	06/09/10	2,030
United States Dollar	6,224,726	EUR	4,586,000	06/16/10	(117,803)
United States Dollar	2,178,253	EUR	1,629,425	06/16/10	(8,438)
United States Dollar	776,943	GBP	504,509	05/20/10	(5,065)
United States Dollar	3,519,636	GBP	2,298,000	06/16/10	(4,166)
United States Dollar	10,936,608	GBP	7,206,521	06/16/10	87,893
United States Dollar	2,790,835	GBP	1,809,000	07/22/10	(23,843)
United States Dollar	6,882,730	JPY	625,339,105	06/16/10	(223,065)
United States Dollar	8,703,058	JPY	807,949,020	06/16/10	(98,655)
United States Dollar	956,751	JPY	89,151,000	07/22/10	(6,952)
United States Dollar	290,367	KRW	323,236,000	07/22/10	641
United States Dollar	933,534	NOK	5,474,089	06/16/10	(7,447)
United States Dollar	1,616,287	NZD	2,290,695	06/16/10	44,015
United States Dollar	8,196,195	NZD	11,598,081	06/16/10	210,127
United States Dollar	1,478,217	SEK	10,591,684	06/16/10	(15,658)
United States Dollar	294,589	TRY	441,000	07/22/10	(2,222)
					555,767

Currency type abbrevations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Interest rate swaps(5)

				Rate type
Counterparty	Notional amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Bank of America NA	CAD	14,080	07/20/12	1.958		0.508	(14)	—	119,807	119,807
Bank of America NA	CAD	25,370	08/03/12	1.925		0.508	(14)	—	255,155	255,155
Bank of America NA	CAD	3,310	07/20/20	0.508	(14)	3.920		—	(12,418)	(12,418)
Bank of America NA	CAD	5,970	08/03/20	0.508	(14)	3.850		—	(65,587)	(65,587)
Citibank N.A.	EUR	8,000	04/23/20	0.968	(15)	4.262		—	22,348	22,348
Citibank N.A.	EUR	8,020	04/23/20	0.968	(15)	4.286		—	32,632	32,632
Citibank N.A.	EUR	3,390	06/16/20	3.750		0.968	(15)	178,918	(206,025)	(27,107)
Citibank N.A.	EUR	2,410	04/23/40	4.119		0.968	(15)	—	(67,586)	(67,586)
Citibank N.A.	EUR	2,400	04/23/40	4.076		0.968	(15)	—	(48,516)	(48,516)
Citibank N.A.	USD	11,900	11/04/12	0.280	(16)	1.740		—	—	—
Citibank N.A.	USD	11,900	11/04/12	1.740		0.531	(17)	—	—	—
Citibank N.A.	USD	3,300	06/16/17	3.250		0.347	(18)	(39,984)	991	(38,993)
Credit Suisse International	GBP	1,200	06/16/20	0.926	(19)	4.250		(38,505)	54,682	16,177
Deutsche Bank AG	EUR	5,360	06/16/15	3.000		0.968	(15)	143,820	(209,631)	(65,811)
Deutsche Bank AG	EUR	80	06/16/20	3.750		0.968	(15)	3,177	(4,862)	(1,685)
Deutsche Bank AG	GBP	10	12/17/11	5.250		0.926	(19)	963	(924)	39
Deutsche Bank AG	GBP	10,130	08/24/15	3.332		0.926	(19)	—	(83,494)	(83,494)
Deutsche Bank AG	GBP	14,110	08/25/15	3.286		0.926	(19)	—	(67,929)	(67,929)
Deutsche Bank AG	GBP	16,980	08/24/20	0.926	(19)	4.150		—	369,424	369,424
Deutsche Bank AG	GBP	23,640	08/25/20	0.926	(19)	4.140		—	480,346	480,346
Deutsche Bank AG	GBP	8,490	08/24/25	4.437		0.926	(19)	—	(274,828)	(274,828)
Deutsche Bank AG	GBP	11,820	08/25/25	4.446		0.926	(19)	—	(399,248)	(399,248)
Deutsche Bank AG	KRW	660,000	01/28/11	2.450	(20)	2.820		14	258	272
Deutsche Bank AG	KRW	200,000	06/12/11	2.450	(20)	3.870		—	1,663	1,663
Deutsche Bank AG	KRW	1,420,000	06/26/11	2.450	(20)	3.692		—	9,120	9,120
Deutsche Bank AG	KRW	613,856	07/06/11	2.450	(20)	3.620		—	3,500	3,500
Deutsche Bank AG	KRW	1,025,603	07/07/11	2.450	(20)	3.626		—	6,037	6,037
Deutsche Bank AG	NZD	3,300	04/16/15	5.223		2.893	(21)	—	3,647	3,647
Deutsche Bank AG	NZD	3,690	04/22/15	5.193		2.893	(21)	—	8,026	8,026
Deutsche Bank AG	USD	6,900	06/16/13	2.250		0.347	(18)	28,125	(80,774)	(52,649)
Deutsche Bank AG	USD	1,490	04/16/15	0.347	(18)	2.711		—	9,053	9,053
Deutsche Bank AG	USD	1,700	04/22/15	0.347	(18)	2.672		—	6,714	6,714
Deutsche Bank AG	USD	7,300	06/16/20	3.750		0.347	(18)	70,063	(19,313)	50,750
JPMorgan Chase Bank	KRW	641,000	01/28/11	2.450	(20)	2.830		—	293	293
JPMorgan Chase Bank	KRW	500,000	06/15/11	2.450	(20)	3.900		—	4,221	4,221
JPMorgan Chase Bank	KRW	1,500,000	06/22/11	2.450	(20)	3.719		—	10,113	10,113
JPMorgan Chase Bank	KRW	487,792	07/08/11	2.450	(20)	3.660		—	3,120	3,120
Royal Bank of Scotland	GBP	1,300	06/16/20	0.926	(19)	4.250		(28,333)	101,129	72,796
								318,258	(38,856)	279,402

(14)	Rate based on 3 Month LIBOR (CAD on Interbank Offered Rate).
(15)	Rate based on the 3 Month Euribor.
(16)	Rate based on 1 Month LIBOR (USD on London Interbank Offered Rate).
(17)	Rate based on 6 Month LIBOR (USD on London Interbank Offered Rate).
(18)	Rate based on 3 Month LIBOR (USD on London Interbank Offered Rate).
(19)	Rate based on 6 Month LIBOR (GBP on Interbank Offered Rate).
(20)	Rate based on 3 Month Korean Won CD.
(21)	Rate based on 3 Month LIBOR (NZD on Interbank Offered Rate).

CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
KRW	South Korean Won
NZD	New Zealand Dollar
USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Credit default swaps on credit indicies—buy protection(5), (22)

				Rate type
	Notional		Termination	Payments made by		Payments received by		Upfront payments		Unrealized
Counterparty	amount (000)		dates	the Portfolio (%)		the Portfolio (%)		(made)/received ($)	Value ($)	appreciation ($)
Deutsche Bank AG	USD	10,000	06/20/15	1.000	(23)	0.000	(24)	63,981	(39,266)	24,715
Deutsche Bank AG	USD	1,120	06/20/20	0.250	(23)	0.000	(25)	(26,201)	41,679	15,478
Morgan Stanley & Co. International PLC	USD	1,900	06/20/15	1.000	(23)	0.000	(26)	(380,372)	380,372	—
Morgan Stanley & Co. International PLC	USD	1,110	06/20/20	0.250	(23)	0.000	(25)	(29,148)	41,306	12,158
Morgan Stanley & Co. International PLC	USD	1,110	06/20/20	0.250	(23)	0.000	(25)	(26,314)	41,306	14,992
Morgan Stanley & Co. International PLC	USD	1,120	06/20/20	0.250	(23)	0.000	(25)	(28,351)	41,679	13,328
								(426,405)	507,076	80,671

(22)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(23)	Payments are made based on the notional amount.
(24)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the CDX North America Investment Grade Index.
(25)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the French Republic bond, 4.250%, due 04/25/19.
(26)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Hellenic Republic bond, 5.900%, due 10/22/22.
USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

Credit default swaps on credit indicies—sell protection(5),(27)

	Notional			Rate type
	amount		Termination	Payments made by		Payments received by		Upfront payments		Unrealized	Credit
	(000)		dates	the Portfolio (%)		the Portfolio (%)		received ($)	Value ($)	depreciation ($)	spread(28)
Citibank N.A.	USD	1,500	08/25/37	0.000	(29)	0.090	(30)	761,276	(811,000)	(49,724)	9.25
Citibank N.A.	USD	1,500	08/25/37	0.000	(29)	0.090	(30)	772,526	(811,000)	(38,474)	9.25
Citibank N.A.	USD	3,000	08/25/37	0.000	(29)	0.090	(30)	1,545,053	(1,622,000)	(76,947)	9.25
Citibank N.A.	USD	4,500	08/25/37	0.000	(29)	0.090	(30)	2,295,079	(2,433,000)	(137,921)	9.25
Deutsche Bank AG	USD	2,000	08/25/37	0.000	(29)	0.090	(30)	464,875	(1,081,333)	(616,458)	9.25
Deutsche Bank AG	USD	1,500	08/25/37	0.000	(29)	0.090	(30)	776,276	(811,000)	(34,724)	9.25
Deutsche Bank AG	USD	1,500	08/25/37	0.000	(29)	0.090	(30)	772,526	(811,000)	(38,474)	9.25
								7,387,611	(8,380,333)	(992,722)

(27)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(28)

Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(29)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the bonds on the Asset Backed Securities Index.
(30)	Payments received are based on the notional amount.
USD	United States Dollar

UBS PACE® Select Advisors Trust

UBS PACE® Alternative Strategies Investments

Schedule of investments – April 30, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted
	prices in active
	markets for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)(31)	(Level 2) ($)(31)	(Level 3) ($)	Total ($)
Common stocks	120,255,870	59,398,549	18,379	179,672,798
Preferred stock	41,919	—	—	41,919
Investment companies	6,918,816	—	—	6,918,816
Unit trust	69,714	—	—	69,714
Warrants	—	—	46	46
US government obligations	—	19,699,675	—	19,699,675
Federal farm credit bank certificate	—	5,145,005	—	5,145,005
Federal home loan mortgage corporation certificates	—	6,255,040	—	6,255,040
Federal national mortgage association certificates	—	4,760,212	—	4,760,212
Collateralized mortgage obligations	—	34,081,395	—	34,081,395
Asset-backed securities	—	16,685,903	—	16,685,903
Corporate notes	—	40,566,067	—	40,566,067
Municipal bonds and notes	—	2,721,951	—	2,721,951
Non-US government obligations	—	2,706,168	—	2,706,168
Time deposit	—	10,326,281	—	10,326,281
Short-term US government obligations	—	88,158,440	—	88,158,440
Repurchase agreement	—	61,552,000	—	61,552,000
Options purchased	526,087	—	—	526,087
Common stocks sold short	(11,435,254)	(9,028,997)	—	(20,464,251)
Other financial instruments, net(32)	(1,640,448)	(614,704)	—	(2,255,152)
Total	114,736,704	342,412,985	18,425	457,168,114

(31)              The Portfolio may hold securities which are periodically fair valued in accordance with the Portfolio’s fair valuation policy. This may result in movements between Level 1 and Level 2 throughout the fiscal year.

(32)              Other financial instruments include written options, open futures contracts, forward foreign currency contracts and open swap agreements.

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) during the nine months ended April 30, 2010:

	Common stock ($)	Warrants ($)	Asset backed securities ($)	Total ($)
Beginning balance	—	—	322,737	322,737
Net purchases/(sales)	17,043	0	(107,358)	(90,315)
Accrued discounts/(premiums)	—	—	—	—
Total realized gain/(loss)	—	—	—	—
Net change in unrealized appreciation/depreciation	1,336	46	109,866	111,248
Net transfers in/(out) of Level 3	—	—	(325,245)	(325,245)
Ending balance	18,379	46	—	18,425

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2010 was $1,382.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2010.

UBS PACE® Select Advisors Trust

Each Portfolio (except UBS PACE Money Market Investments) calculates its net asset value based on the current value for its portfolio securities. The Portfolios normally obtain values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges (and certain related derivatives) may be fair valued based on significant events that occur between the close of the foreign markets and 4:00 pm EST. UBS PACE International Equity Investments, UBS PACE International Emerging Markets Equity Investments, UBS PACE Global Real Estate Securities Investments and UBS PACE Alternative Strategies Investments may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets (and certain related derivatives) in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange (“NYSE”), the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments of the UBS PACE Money Market Investments Portfolio are valued using the amortized cost method of valuation. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, swaps are valued at fair value as determined in good faith by or under the direction of the Board.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification TM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Portfolios’ Schedule of investments.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

In March 2008, the FASB ammended ASC 815, which changes the disclosure requirements for derivative instruments and hedging activities. Since investment companies value their derivatives at fair value and recognize changes in fair value through the statement of operations, they do not qualify for ASC 815 hedge accounting. Accordingly, even though a fund’s investment in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of ASC 815 disclosure. ASC 815 requires that (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. ASC 815 is effective for financial statements for fiscal years and interim periods beginning after November 15, 2008.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)              Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS PACE® Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	June 29, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	June 29, 2010